AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2011
Securities Act File No. 333-92415
Investment Company Act File No. 811-09721

United States
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C., 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 28 ☑
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 32 ☑

ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST
(FORMERLY, FIXED INCOME SHARES)
(Exact Name of Registrant as Specified in Charter)
C/O Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
(Address of Principal Executive Officer)

Registrant’s Telephone Number, including Area Code: (212) 739-3369

Copy to:

Thomas J. Fuccillo, Esq.	David C. Sullivan, Esq.
c/o Allianz Global Investors	Ropes & Gray LLP
Fund Management LLC	Prudential Tower
1345 Avenue of the Americas	800 Boylston Street
New York, New York 10105	Boston, Massachusetts 02199
(Name and address of Agent for Service)
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b),

☑	On March 1, 2011 pursuant to paragraph (b),

☐	60 days after filing pursuant to paragraph (a)(1),

☐	On pursuant to paragraph (a)(1),

☐	75 days after filing pursuant to paragraph (a)(2),

☐	On pursuant to paragraph (a)(2), of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed Post-Effective Amendment
This post-effective amendment is being filed pursuant to the annual update of the registration statement of all existing series of the Trust. The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

File Nos. 333-92415 and 811-09721

Allianz Global Investors Managed Accounts Trust
Prospectus
March 1, 2011

     Equity Shares
Equity Shares: Series I (the “Portfolio”) ALIIX

As with other mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Prospectus explains what you should know about the Equity Shares: Series I Portfolio (the “Portfolio”) of Allianz Global Investors Managed Accounts Trust (the “Trust”) before you invest. Please read it carefully.
Table of Contents

Portfolio Summary of Equity Shares: Series I
Principal Investments and Strategies of the Portfolio
Summary of Principal Risks
Portfolio Holdings
Management of the Portfolio
How to Buy and Sell Shares
How Portfolio Shares Are Priced
Portfolio Distributions
Tax Consequences
Characteristics and Risks of Securities and Investment Techniques
Financial Highlights
Additional Performance Information

Equity Shares: Series I

Investment Objective:	The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio:	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Net Annual
		Distribution			Total Annual	Fee Waiver/	Portfolio
	Advisory	and/or Service	Other	Interest	Portfolio Operating	Expense	Operating
	Fees(1)	(12b-1) Fees	Expenses	Expense(2)	Expenses	Reimbursements(3)	Expenses(3)

Equity Shares: Series I	0%	0%	0.06%	0.003%	0.063%	(0.06)%	0.003%

(1)	The table reflects that Allianz Global Investors Fund Management LLC (the “Adviser”) or its affiliates are absorbing all expenses of operating the Portfolio, other than any extraordinary expenses and expenses incurred as a result of Portfolio investments, including any interest expense. Further, the Adviser and RCM Capital Management LLC (“RCM”) and Allianz Global Investors Advisory GmbH (“AGIA” and, together with RCM, the “Sub-Adviser”) do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of “wrap-fee” programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Adviser or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to the Sub-Adviser and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

(2)	Interest Expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This Interest Expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of interest expense (if any) will vary with the Portfolio’s use of those investments (like reverse repurchase agreements) as an investment strategy. Any associated income or gain (or losses) realized from such investments is not reflected in the Annual Portfolio Operating Expenses table above, but is reflected in the Portfolio’s performance results.

(3)	The Adviser has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses and expenses incurred as a result of Portfolio investments, including any Interest expense.

Example. This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated, your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.

	1 Year	3 Years	5 Years	10 Years

Equity Shares: Series I	$0	$1	$2	$4

Portfolio Turnover.	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Portfolio’s turnover rate for the fiscal year ended October 31, 2010 was 29%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Portfolio shares are held in a taxable account. These costs, which are not reflected in Total or Net Annual Portfolio Operating Expenses or in the Example above, can adversely affect the Portfolio’s investment performance.

Investments, Risks, and Performance:	Principal Investment Strategies. The Portfolio seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available internationally. Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. The Portfolio primarily invests in companies with market capitalizations in excess of $2 billion, but may invest in companies of any capitalization. The Portfolio’s holdings normally consist primarily of securities of companies organized or headquartered outside of the United States, and the Portfolio normally has exposure to at least 3 different countries outside of the U.S. The Portfolio may invest without limit in emerging market securities and may also invest in initial public offerings (IPOs). The portfolio managers select investments on a bottom-up, company-specific basis from the broad universe of investments and ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Investments are not restricted to companies with a record of dividend payments. The Portfolio may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Portfolio did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. The Portfolio is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

Principal Risks. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Market Risk: the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries;

•	Issuer Risk: the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage or reduced demand for the issuer’s goods or service;

•	Equity Securities Risk: the value of a company’s equity securities may fall as a result of several different factors such as decisions made by its management or lower demand for the company’s products or services, increases in production costs, or by changes in financial markets that are relatively unrelated to the company or its industry. To the extent the Portfolio invests in equity-related instruments it will also be subject to this risk;

•	Foreign (Non-U.S.) Investment Risk: investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments;

•	Emerging Markets Risk: investing in securities of issuers tied economically to countries with developing economies may subject the Portfolio to market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries;

•	Credit Risk: the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations;

•	Currency Risk: foreign currencies may decline in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies;

•	Derivatives Risk: investing in derivative instruments may subject the Portfolio to liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested;

•	Focused Investment Risk: by focusing investments in a small number of issuers, industries, foreign currencies or regions, the Portfolio may be more impacted by risks associated with a single issuer or a single economic, political or regulatory occurrence than a more diversified portfolio might be;

•	IPO Risk: securities purchased in initial public offerings (IPOs), which are subject to many of the same risks as investing in companies with smaller market capitalizations, have no trading history, and information about the companies may be available for very limited periods, and the prices of securities sold in IPOs may be highly volatile;

•	Leveraging Risk: certain transactions such as reverse repurchase agreements and loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged;

•	Liquidity Risk: the Portfolio may be unable to buy or sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector;

•	Management Risk: investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results and legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser and the individual portfolio manager(s) of the Portfolio;

•	Smaller Company Risk: investing in securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity; and

•	Turnover Risk: trading costs and tax effects associated with portfolio turnover (changes in securities held by the Portfolio) may adversely affect the Portfolio’s performance.

Please see “Summary of Principal Risks” for a more detailed description of the Portfolio’s risks. There is no guarantee that the investment objective of the Portfolio will be achieved. It is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. The performance information below provides some indication of the risks of investing in the Portfolio by showing changes in its total return from year to year and by comparing the Portfolio’s average annual total returns with those of a broad-based market index. Past performance, before and after taxes, is not necessarily predictive of future performance. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2010—09/30/2010	18.52%

Lowest 04/01/2010—06/30/2010	-13.58%

		Since Inception
Average Annual Total Returns (for periods ended 12/31/10)	1 Year	(8/3/09)

Equity Shares: Series I — Before Taxes	13.08%	17.86%

Equity Shares: Series — After Taxes on Distributions	12.36%	16.64%

Equity Shares: Series — After Taxes on Distributions and Sale of Portfolio Shares	8.49%	14.50%

MSCI Europe Australasia Far East (MSCI EAFE) Index	7.75%	12.20%

Management of the Portfolio:	Investment Adviser and Administrator — Allianz Global Investors Fund Management LLC (AGIFM)

Sub-Adviser — RCM Capital Management LLC (RCM) and Allianz Global Investors Advisory GmbH (AGIA)

Portfolio Managers

Matthew Bowyer, CFA, Director of the Global Equity Fund Management Team, RCM London, joined RCM in 2004, has managed the Portfolio since its inception in 2009 and is the Lead Portfolio Manager.

Lucy MacDonald, Chief Investment Officer of Global Equities, RCM London, joined RCM in 2001 and has managed the Portfolio since its inception in 2009.

Purchase and Sale of Portfolio Shares:	Shares of the Portfolio may be purchased only by or on behalf of “wrap” account clients where Allianz Global Investors Managed Accounts LLC (the “Wrap Program Adviser”) has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client. A client agreement to open an account typically may be obtained by contacting the wrap program sponsor. The Wrap Program Adviser is an affiliate of AGIFM and the Sub-Adviser.

Generally, purchase and redemption orders for Portfolio shares made based on instructions from the Wrap Program Adviser are processed at the net asset value (“NAV”) next calculated after the broker-dealer who executes trades for the applicable wrap account receives the order on behalf of the account. Orders received by the broker-dealer prior to the time the Portfolio’s NAV is determined on a business day will be processed at that day’s NAV, even if the order is received by the transfer agent after the Portfolio’s NAV has been calculated that day.

Tax Information:	The Portfolio’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Principal Investments and Strategies of the Portfolio
This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding the Portfolio’s investment objective, principal investments and strategies and principal risks.
The Portfolio is managed by Allianz Global Investors Fund Management LLC (the “Adviser”), and sub-advised by RCM Capital Management LLC (“RCM”) and Allianz Global Investors Advisory GmbH (“AGIA” and, together with RCM, the “Sub-Adviser”).
The Portfolio is a specialized equity portfolio developed for use within separately managed accounts. RCM uses the Portfolio within the RCM International Equity Managed Account and RCM Global Equity Managed Account.
Investors should be aware that the investments made by the Portfolio and the results achieved by the Portfolio are not expected to be the same as those made by other mutual funds managed by the Portfolio’s Sub-Adviser. How or whether the Portfolio utilizes an investment strategy, technique or instrument should not be inferred from how or whether other mutual funds managed by the Adviser or Sub-Adviser utilize the same investment strategy, technique or instrument in their descriptions. See “Characteristics and Risks of Securities and Investment Techniques—Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure” for more information about certain investment limitations.
It is possible to lose money on an investment in the Portfolio. The fact that the Portfolio may have had good performance in the past is no assurance that the value of the Portfolio’s investments will not decline in the future or appreciate at a slower rate.

Equity Shares: Series I

Principal Investments and Strategies	Investment Objective Seeks long-term capital appreciation Portfolio Category International securities	Portfolio Focus Equity securities of non- U.S. companies Approximate Number of Holdings 10 — 50 securities	Approximate Primary Capitalization Range All capitalizations Dividend Frequency At least annually

The Portfolio seeks to achieve its investment objective by normally investing primarily in equity securities and equity-related instruments that the portfolio managers believe represent the best investment opportunities available internationally. Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments. Equity-related instruments are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques—Equity-Related Instruments” in this Prospectus. The Portfolio primarily invests in companies with market capitalizations in excess of $2 billion, but may invest in companies of any capitalization. The Portfolio’s holdings normally consist primarily of securities of companies organized or headquartered outside of the United States, and the Portfolio normally has exposure to at least 3 different countries outside of the U.S. The Portfolio may invest without limit in emerging market securities. The Portfolio may also invest in initial public offerings (IPOs).

In making investment decisions for the Portfolio, the portfolio managers select investments on a bottom-up, company-specific basis from within the broad universe of investments. The portfolio managers ordinarily look for several of the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services and/or a steady stream of new products and services. The portfolio managers may also consider, as appropriate, the economic and political environment for the region in which a company is located.

In selecting investments, the portfolio managers may seek the input of the Sub-Adviser’s global research analysts located worldwide in offices in Frankfurt, London, Tokyo, Hong Kong and San Francisco. In addition to traditional research activities, the portfolio managers use RCM’s GrassrootsSM Research, which prepares research reports based on field interviews with customers, distributors and competitors of the companies in which the Portfolio invests or contemplates investing, and provides a “second look” at potential investments and checks marketplace assumptions about market demand for particular products and services. Investments are not restricted to companies with a record of dividend payments. The portfolio managers sell securities as they deem appropriate in accordance with sound investment practices and the Portfolio’s investment objective and as necessary for redemption purposes.

The Portfolio may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Portfolio did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time. While the Portfolio may hedge its exposure to foreign currencies, the portfolio managers typically do not engage in active management of the Portfolio’s currency exposure. In response to unfavorable market and other conditions, the Portfolio may deviate from its principal strategies by making temporary defensive investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Portfolio may not achieve its investment objective when it does so.

The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Portfolio will not change its policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities and equity-related instruments unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”), as it may be amended or interpreted by the Securities and Exchange Commission (the “SEC”) from time to time.

Principal Risks	Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):
	• Market Risk	• Credit Risk	• Leveraging Risk
	• Issuer Risk	• Currency Risk	• Liquidity Risk
	• Equity Securities Risk	• Derivatives Risk	• Management Risk
	• Foreign (Non-U.S.) Investment Risk	• Focused Investment Risk • IPO Risk	• Smaller Company Risk • Turnover Risk
• Emerging Markets Risk

Please see “Summary of Principal Risks” for a description of these and other risks of investing in the Portfolio.

Summary of Principal Risks

The value of your investment in the Portfolio changes with the value of the Portfolio’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Portfolio’s portfolio as a whole are called “principal risks.” The principal risks of the Portfolio are identified in the Portfolio Summary and are summarized alphabetically in this section. The Portfolio may be subject to additional risks other than those described below because the types of investments made by the Portfolio can change over time. Securities and investment techniques that appear in bold type below are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” in this Prospectus. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Portfolio, its investments and the related risks. There is no guarantee that the Portfolio will be able to achieve its investment objective. It is possible to lose money by investing in the Portfolio.

Credit Risk	The Portfolio is subject to credit risk. This is the risk that the Portfolio could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral if the Portfolio engages in securities lending), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Currency Risk	The Portfolio may invest directly in foreign (non-U.S.) currencies and in securities that trade in, or receive revenues in, foreign (non-U.S.) currencies, and is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Portfolio’s investments in foreign currency-denominated securities may reduce the return of the Portfolio.

Derivatives Risk	Derivatives are financial contracts the value of which depends on, or is derived from, the value of an underlying asset, reference rate or index. The derivatives that may be used by the Portfolio are discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Portfolio may (but is not required to) use derivatives as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Portfolio may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, currencies and/or geographic regions. The Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and the use of certain derivatives may subject the Portfolio to the potential for unlimited loss. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. To the extent the Portfolio writes call options on individual securities that it does not hold in its portfolio (i.e., “naked” call options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Portfolio otherwise seeks to close out an option position; naked call options have speculative characteristics and the potential for unlimited loss. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, the Portfolio’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. By investing in a derivative instrument, the Portfolio could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful.

Finally, federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Portfolio’s participation in derivatives transactions.

Emerging Markets Risk	The Portfolio invests in non-U.S. securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that the Portfolio invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly-defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. The Portfolio may also be subject to Emerging Markets Risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Equity Securities Risk	Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities may take the form of shares of common stock of a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. Equity securities also include, among other things, preferred stocks, convertible securities and warrants. The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. To the extent the Portfolio invests in equity-related instruments it will also be subject to these risks.

The Portfolio may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth (growth securities) or that their portfolio managers believe are selling at a price lower than their true value (value securities). Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the value of growth securities may be more sensitive to changes in current or expected earnings than the value of other securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Focused Investment Risk	Focusing the Portfolio’s investments in a small number of issuers, industries, foreign currencies or regions increases risk. The Portfolio is “non-diversified” because it may invest a significant portion of its assets in a relatively small number of issuers, and therefore may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Portfolio’s net asset value. Some of those issuers also may present substantial credit or other risks. In addition, the Portfolio may be subject to increased risk to the extent it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the United States. Similarly, if the Portfolio focuses its investments in a certain type of issuer, it will be particularly vulnerable to events affecting such type of issuer. Also, the Portfolio may have greater risk to the extent it invests a substantial portion of its assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments. The Portfolio may from time to time invest a substantial portion of its assets in certain sectors, and during these periods will be subject to a greater extent to the risks associated with these sectors.

IPO Risk	The Portfolio may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations and often to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of portfolios to which IPO securities are allocated increases, the number of securities issued to the Portfolio may decrease. The investment performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the values of is assets.

Leveraging Risk	Leverage, including borrowing, will cause the value of the Portfolio’s shares to be more volatile than if the Portfolio did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities. The Portfolio may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives and short sales may also involve leverage. The use of leverage may cause the Portfolio to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Portfolio, for any reason, is unable to close out the transaction. In addition, to the extent the Portfolio borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Portfolio’s investment returns, resulting in greater losses.

Liquidity Risk	The Portfolio is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling such illiquid securities at an advantageous time or price, or possibly requiring the Portfolio to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Portfolio, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain issuer or sector. To the extent that the Portfolio invests in securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk, it will tend to have the greatest exposure to liquidity risk.

Management Risk	The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

The Portfolio is also subject to the risk that deficiencies in the internal systems or controls of the Adviser or another service provider will cause losses for the Portfolio or hinder Portfolio operations. For example, trading delays or errors (both human and systemic) could prevent the Portfolio from purchasing a security expected to appreciate in value. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser, Sub-Adviser and each individual portfolio manager in connection with managing the Portfolio and may also adversely affect the ability of the Portfolio to achieve its investment objective.

Market Risk	The market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Because the Portfolio intends to invest substantially in common stocks and/or other equity securities, a principal risk of investing in the Portfolio is that the investments in its portfolio will decline in value due to factors affecting securities markets generally or particular industries or sectors represented in those markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities, as well as equity securities and other types of investments, may decline due to changes in interest rates or other factors affecting the applicable markets generally. Equity securities generally have greater price volatility than fixed income securities. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

Non-U.S. Investment Risk	Because the Portfolio invests primarily in foreign (non-U.S.) securities, it may experience more rapid and extreme changes in value than portfolios that invest exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect the Portfolio’s investments in a non-U.S. country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in non-U.S. securities. To the extent that the Portfolio invests a significant portion of its assets in a particular currency or geographic area, the Portfolio will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. For example, because the Portfolio may invest a substantial amount of its assets in particular countries, the Portfolio may be subject to increased risks due to political, economic, social or regulatory events in those countries. Adverse developments in certain regions can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, the Portfolio’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S., which could reduce the return on an investment in the Portfolio. See “Tax Consequences.”

Smaller Company Risk	The general risks associated with investing in equity securities and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Companies with medium-sized market capitalizations also have substantial exposure to these risks.

Turnover Risk	A change in the securities held by the Portfolio is known as “portfolio turnover.” Higher portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income when distributed to individual shareholders), and may adversely impact the Portfolio’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

Additional Risks of Investing in the Portfolio	In addition to the risks described above, the Portfolio was formed relatively recently and therefore has limited history for investors to evaluate. Also, it is possible that, as a relatively new and smaller-sized Portfolio, it may invest in securities offered in initial public offerings and other types of transactions (such as private placements), which, because of the Portfolio’s size, may have a disproportionate impact on the Portfolio’s performance results. The Portfolio would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the Portfolio’s Statement of Additional Information.

Management of the Portfolio

Investment Adviser, Sub-Adviser and Administrator	Allianz Global Investors Fund Management LLC (the “Adviser”) serves as the investment adviser and administrator to the Portfolio. RCM Capital Management LLC (“RCM”) serves as sub-adviser to the Portfolio. Subject to the supervision of the Adviser and the Board of Trustees, RCM is responsible for managing the investment activities of the Portfolio. RCM has, in turn, retained its affiliated investment management firm, Allianz Global Investors Advisory GmbH (“AGIA”), to conduct day-to-day management of the Portfolio (RCM and AGIA being referred to, collectively, as the “Sub-Adviser”). Pursuant to the terms of its portfolio management agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of the Portfolio’s assets, subject to the general supervision of RCM, the Adviser and the Board of Trustees. The Adviser, in its role as administrator, is also responsible for managing the Portfolio’s business affairs and other administrative matters. The Adviser may retain affiliates to provide various administrative and other services required by the Portfolio.

The Adviser is located at 1345 Avenue of the Americas, New York, New York 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly-owned indirect subsidiary of Allianz Global Investors of America, L.P. (“AGI”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of December 31, 2010, the Adviser had approximately $44.7 billion in assets under management.

RCM, an affiliate of the Adviser, is located at 555 Mission Street, Suite 1700, San Francisco, CA 94105. RCM is an investment management firm organized as a Delaware limited liability company (formerly Dresdner RCM Global Investors, LLC). RCM provides advisory services to mutual funds and institutional accounts. RCM was originally formed as Rosenberg Capital Management in 1970, and it and its successors have been consistently in business since then. RCM is part of the RCM Group, a global investment organization consisting of separate affiliated entities owned by Allianz SE, which are located in key financial centers, including San Francisco, London, Frankfurt, Hong Kong, Sydney and Tokyo. As of December 31, 2010, these affiliated entities collectively advised or managed approximately $150 billion, including $22 billion managed by RCM in San Francisco.

AGIA’s principal place of business is Mainzer Landstrasse 11-13, Frankfurt-am-Main, Germany, although it also has portfolio managers, analysts, compliance and other personnel under its supervision based in London, England. AGIA, an affiliate of the Adviser and RCM, was established in 1990, and provides advisory services to high net worth clients and pooled products. As of December 31, 2010, AGIA managed approximately $26 billion, principally for clients located in Europe. Although AGIA registered as an investment adviser in the United States in 2006, AGIA has been registered as an investment management company in Germany since 1990.

Advisory Fees	The Portfolio does not pay any direct advisory or other fees. See “Risk/Return Summary — Fees and Expenses of the Portfolio” for more information on this arrangement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between the Adviser and the Portfolio and the sub-advisory and portfolio management agreements between the Adviser and the RCM and between RCM and AGIA for the Portfolio is available in the Portfolio’s initial annual report to shareholders for the period ended October 31, 2010.

Individual Portfolio Managers	The portfolio managers and analysts of RCM and AGIA are part of the RCM Group, and they have access to and share proprietary research information developed by a team of 70 analysts strategically positioned in the RCM Group’s offices worldwide as of December 31, 2010. The following investment professionals are primarily responsible for the day-to-day management of the Portfolio, and Matthew Bowyer serves as lead portfolio manager.

Matthew Bowyer, CFA, Director, Global Equity Fund Management Team, RCM London. Mr. Bowyer joined RCM in 2004 and has been lead portfolio manager of the Portfolio since its inception in 2009. Prior to joining RCM in 2004, Mr. Bowyer was a consultant to the CIO of BNP Paribas Asset Management and previously he worked at Citigroup Asset Management from 1985 until 2002 where he was responsible for over $4 billion in global, EAFE and global sector mandates. He graduated from Harvard College in 1981 with a BA in Economics and from the London School of Economics in 1982 with an MSc in Economics. Mr. Bowyer has 25 years of investment industry experience.

Lucy MacDonald is Chief Investment Officer of Global Equities, RCM London. Ms. MacDonald joined RCM in 2001 and has been portfolio manager of the Portfolio since its inception in 2009. Prior to joining RCM in 2001, she was a Director and Senior Portfolio Manager at Baring Asset Management. Ms. MacDonald graduated from Bristol University in 1984, and is an Associate of the Society of Investment Professionals (ASIP). Ms. MacDonald has 24 years of investment industry experience.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of the Portfolio.

Distributor	The Portfolio’s principal underwriter is Allianz Global Investors Distributors LLC (the “Distributor”), an indirect subsidiary of AGI and an affiliate of the Adviser. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Legal Proceedings	In June and September 2004, the Adviser and certain of its affiliates (including PEA Capital LLC (“PEA”), the Distributor and AGI), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Adviser serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Adviser settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds formerly sub-advised by PEA. The Adviser, PEA, the Distributor and AGI reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, the Adviser, PEA and the Distributor paid and its affiliates agreed to pay a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolio.

Since February 2004, the Adviser and certain of its affiliates and their employees have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, on behalf of fund shareholders or the funds themselves, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders. After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

The Adviser and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Portfolio or on their ability to perform their respective investment advisory activities relating to the Portfolio.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Portfolio or on the ability of the Adviser or the Sub-Adviser to perform their respective contracts with respect to the Portfolio.

How to Buy and Sell Shares

Eligible Investors and Opening an Account	Shares of the Portfolio may be purchased only by or on behalf of “wrap” account clients where Allianz Global Investors Managed Accounts LLC (the “Wrap Program Adviser”) has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client. A client agreement to open an account typically may be obtained by contacting the wrap program sponsor. The Wrap Program Adviser is an affiliate of the Adviser and the Sub-Adviser.

The Portfolio intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above and each investor, by purchasing shares, agrees to any such redemption. Best efforts will be made to provide the applicable wrap program sponsor with advance notice of any such redemption on behalf of the client.

Calculation of Share Price and Redemption Payments	When Portfolio shares are purchased or redeemed, the price that is paid or received is equal to the net asset value (“NAV”) of the shares, without any sales charges or other fees. NAVs are ordinarily determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See “How Portfolio Shares Are Priced.”

In most cases, purchase and redemption orders are made based on instructions from the Wrap Program Adviser, in its capacity as investment adviser or sub-adviser to the applicable wrap account, to the broker-dealer who executes trades for the account. Purchase and redemption orders are processed at the NAV next calculated after the broker-dealer receives the order on behalf of the account. Orders received by the broker-dealer prior to the time the Portfolio’s NAV is determined on a business day will be processed at that day’s NAV, even if the order is received by the transfer agent after the Portfolio’s NAV has been calculated that day.

The Portfolio does not calculate NAVs or process purchase or redemption orders on days when the New York Stock Exchange is closed. If a purchase or redemption order is made on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Purchase and Redemption Procedures	There are no maximum or minimum initial investment requirements. The broker-dealer acting on behalf of an eligible client must submit a purchase or redemption order to the Portfolio’s transfer agent, Boston Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105, either directly or through an appropriate clearing agency (e.g., the National Securities Clearing Corporation — Fund/SERV). The broker-dealer submitting an initial or subsequent order to purchase Portfolio shares must arrange to have federal funds wired to the transfer agent. Wiring instructions may be obtained by calling 1-800-462-9727.

Other Purchase Information	Purchases of Portfolio shares will normally be made only in full shares, but may be made in fractional shares under certain circumstances. Certificates for shares will not be issued.

The Portfolio reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject any purchase order. The Portfolio may do so in consultation with the Wrap Program Adviser.

Other Redemption Information	Redemption proceeds will ordinarily be sent by wire. Redemption proceeds will normally be wired within one to three business days after the redemption request, but may take up to seven days. Shareholders who are no longer eligible to invest in the Portfolio may receive their redemption proceeds by check. See “Eligible Investors and Opening an Account” above.

Redemptions of Portfolio shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency that makes it impracticable for the Portfolio to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Portfolio may delay redemption payments for more than seven days, as permitted by law.

It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, the Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the Portfolio in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Market Timing Policy	In general, the practice of “market timing,” which includes short-term or excessive trading of mutual fund shares and other abusive trading practices, may have a detrimental effect on a mutual fund and its shareholders. Depending upon various factors such as the mutual fund’s size and the amount of its assets maintained in cash, market timing by fund shareholders may interfere with the efficient management of the fund’s portfolio, increase transaction costs and taxes, and harm the performance of the fund and its shareholders. Because the Portfolio is designed to be a component of “wrap” accounts that also invest, at the direction of the Wrap Program Adviser, in individual securities and other investments, Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new monies (including through dividend reinvestment) or to accommodate reductions in account size. The Portfolio is managed in a manner that is consistent with its role in the “wrap” accounts. Because all purchase and redemption orders are initiated by the Wrap Program Adviser, “wrap” account clients are not in a position to effect purchase and redemption orders and are, therefore, unable to directly trade in Portfolio shares. The Board of Trustees has adopted a market timing policy, pursuant to which the Distributor monitors the Portfolio’s trading activity and has the ability to reject any purchase or redemption orders that the Distributor believes would adversely affect the Portfolio or its shareholders. Additionally, the Portfolio reserves the right to refuse such purchase or redemption orders.

How Portfolio Shares Are Priced

The net asset value per share (“NAV”) of the Portfolio’s shares is determined by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio. Portfolio shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New

York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Portfolio’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Pricing services used in connection with valuing debt securities and other investments may use information provided by market makers or estimates of market values obtained from yield data relating to securities with similar characteristics. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Portfolio’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Portfolio’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Portfolio.

The Portfolio may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Portfolio may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Portfolio may use modeling tools provided by third-party vendors to determine fair values of non-U.S. securities.

For purposes of calculating NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Portfolio or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.

Portfolio Distributions

The Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Portfolio shares the day after the Portfolio receives your purchase payment. Dividends are declared and distributed at least annually.

In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders investing in the Portfolio no less frequently than annually. Net short-term capital gains may be paid more frequently.

The Portfolio’s dividend and capital gain distributions will be paid only in cash. Dividends and capital gains will not be reinvested in additional Portfolio shares.

Tax Consequences

Treatment as RIC	The Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). A regulated investment company is not subject to U.S. federal income tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, if the Portfolio were to fail to qualify as a regulated investment company and were ineligible to or otherwise did not cure such failure under rules provided in the Code, such failure would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Taxes on Portfolio Distributions	A shareholder subject to U.S. federal income tax will be subject to tax on Portfolio distributions whether they are paid in cash or reinvested in additional shares of the Portfolio. For U.S. federal income tax purposes, Portfolio distributions will generally be taxable to you as either ordinary income or capital gains.

Portfolio dividends consisting of distributions of investment income are taxable to you as ordinary income. Federal taxes on Portfolio distributions of gains are determined by how long the Portfolio owned (or is deemed to have owned) the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains from the sale of investments that the Portfolio owned for more than 12 months over net short-term capital losses) that are properly designated by the Portfolio as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to you as long-term capital gains. Long-term capital gains rates applicable to individuals have been temporarily reduced—in general to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. Distributions of gains from investments that the Portfolio owned for 12 months or less generally will be taxable to you at ordinary income rates.

The ultimate tax characterization of the Portfolio’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that the Portfolio may make total distributions during a taxable year in an amount that exceeds the Portfolio’s net investment income and net gains from capital assets for that year, in which case the excess generally would be treated as return of capital, which would be tax-free to you, up to the amount of your tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.

For taxable years beginning before January 1, 2013, distributions of investment income designated by the Portfolio as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Portfolio level.

Portfolio distributions are taxable to you even if they are paid from income or gains earned by the Portfolio prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Portfolio distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

Taxes When you Sell (Redeem) or Exchange Your Shares	Any gain resulting from the sale (redemption) of Portfolio shares generally will be subject to U.S. federal income tax as capital gains. When you exchange shares of the Portfolio for shares of another series, the transaction generally will be treated as a sale of the Portfolio shares for these purposes, and any gain on those shares generally will be subject to U.S. federal income tax as capital gains.

A Note on Non-U.S. Investments	The Portfolio’s investment in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the U.S. This may reduce the return on your investment. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Portfolio’s assets at year end consists of securities of foreign corporations, the Portfolio may be able to pass through to you a deduction or credit for certain foreign taxes paid by the Portfolio. The Portfolio’s investments in non-U.S. securities (other than equity securities) or foreign currencies may increase or accelerate the Portfolio’s recognition of ordinary income and may affect the timing or amount of the Portfolio’s distributions.

Backup Withholding	The Portfolio generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Portfolio that he, she or it is not subject to such withholding. The backup withholding rate is 28% for amounts paid through December 31, 2012 and is currently scheduled to increase to 31% for amounts paid thereafter.

This section summarizes some of the U.S. federal income tax considerations generally applicable to investments by U.S. persons in the Portfolio; considerations under other tax laws and for non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of federal, state, local or non-U.S. tax laws. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolio.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Portfolio identified in the Portfolio Summary and under “Principal Investments and Strategies of the Portfolio” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Portfolio from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolio. As with any mutual fund, investors in the Portfolio rely on the professional investment judgment and skill of the Adviser, the Sub-Adviser (RCM and AGIA) and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Portfolio.

Common Stocks and Other Equity Securities	Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or sector, or in a number of different industries or sectors, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects.

Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. Seeking earnings growth may result in significant investments in sectors that may be subject to greater volatility than other sectors of the economy.

Companies that the Portfolio’s portfolio managers believe are undergoing positive change and whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Portfolio’s portfolio managers’ assessment of a company’s earnings growth or other prospects is wrong, or if the portfolio managers’ judgment of how other investors will value the company is wrong, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Equity securities other than common stocks are subject to many of the same risks as common stocks, although possibly to different degrees. The Portfolio may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts.

Companies with Smaller Market Capitalizations	Companies that are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company’s earnings potential or assets.

Because securities of smaller companies may have limited liquidity, the Portfolio may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning illiquid securities, the Portfolio is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Portfolio to liquidate its securities positions. Companies with medium-sized market capitalizations also have substantial exposure to these risks. Furthermore, as companies’ market capitalizations fall due to declining markets or other circumstances, such companies will have increased exposure to these risks.

Initial Public Offerings	The Portfolio may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one Portfolio, if any, may decrease. The investment performance of the Portfolio during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Portfolio is able to do so. In addition, as the Portfolio increases in size, the impact of IPOs on the Portfolio’s performance will generally decrease.

Non-U.S. Securities	The Portfolio intends to invest primarily in foreign (non-U.S.) securities. The Sub-Adviser considers non-U.S. securities to include the following types of equity and equity-related instruments (together, for these purposes, “non-U.S. securities”): securities of companies that are organized or headquartered outside the U.S. and that derive at least 50% of their total revenue outside the U.S.; securities that are principally traded outside the U.S., regardless of where the issuer of such securities is organized or headquartered or where its operations are principally conducted; and securities of other investment companies investing primarily in such equity and equity-related non-U.S. securities. It is expected that the Portfolio’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges, however, the Portfolio may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S markets.

The Portfolio may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. ADRs, EDRs and GDRs are considered by the Portfolio to be types of equity securities.

Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved in the Portfolio’s investment in these securities. These risks include differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to withholding and other foreign taxes. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. See “Foreign Currencies” below.

Emerging Market Securities	The Portfolio may invest in securities of issuers tied economically to countries with developing (or “emerging market”) economies. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. Countries with emerging market economies are those with securities markets that are, in the opinion of the Sub-Adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency or other hedging techniques; companies that are newly organized and/or small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currencies	The Portfolio will invest in securities that trade in, and receive revenues in, foreign currencies and will be subject to currency risk. The Portfolio may also invest directly in foreign currencies. While the Portfolio may hedge its exposure to foreign currencies as described below, the portfolio managers typically do not engage in active management of the Portfolio’s currency exposure.

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Portfolio’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio.

Foreign Currency Transactions. The Portfolio may (but is not required to) enter into forward foreign currency exchange contracts for a variety of purposes, including for risk management, for leverage and to increase exposure to a foreign currency or shift exposure from one foreign currency to another. In addition, the Portfolio may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a date and price set at the time of the contract, reduces Portfolio’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of the Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Portfolio may also use a basket of currencies to hedge against adverse changes in the value of another currency or basket of currencies or to increase the exposure to such currencies. Contracts to sell foreign currency would limit any potential gain that might be realized by the Portfolio if the value of the hedged currency increases. The Portfolio may enter into these contracts to hedge against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies or to increase exposure to a currency or to shift exposure of currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Portfolio to benefit from favorable fluctuations in relevant foreign currencies.

In addition, to the extent that the Portfolio engages in foreign currency transactions, it will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Portfolio’s portfolio managers.

Derivatives	The Portfolio may, but is not required to, use a number of derivative instruments. Derivatives may be used for a variety of reasons, including for risk management, for leverage and to indirectly gain exposure to other types of investments. For example, the Portfolio may use derivative instruments (such as securities swaps) to indirectly participate in the securities market of a country from which the Portfolio would otherwise be precluded for lack of an established securities custody and safekeeping system or for other reasons. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Sub-Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Portfolio will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Examples of derivative instruments that the Portfolio may buy, sell or otherwise utilize include, among others, option contracts, futures contracts, options on futures contracts, forward contracts, warrants and swap agreements, including swap agreements with respect to securities indexes. The Portfolio may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. The Portfolio may purchase and sell futures contracts and options thereon with respect to securities, securities indexes, interest rates and foreign currencies. A description of these and other derivative instruments that the Portfolio may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject the Portfolio to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Portfolio.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Portfolio will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures approved by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. Leveraging risk may be especially applicable to portfolios that may write uncovered (or “naked”) options.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio managers of the Portfolio may wish to retain the Portfolio’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Portfolio will engage in derivatives transactions at any time or from time to time. the Portfolio’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Portfolio’s interest. If the Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Portfolio investments. The Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Portfolio’s use of derivatives may accelerate and/ or increase the amount of taxes payable by shareholders. Derivative instruments are also subject to the risk of ambiguous documentation.

There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Equity-Related Instruments	The Portfolio may invest in equity-related instruments. Equity-related instruments are securities and other instruments, including derivatives such as equity-linked securities, whose investment results are intended to correspond generally to the performance of one or more specified equity securities or of a specified equity index or analogous “basket” of equity securities. See “Common Stocks and Other Equity Securities” above. To the extent that the Portfolio invests in equity-related instruments whose return corresponds to the performance of a non-U.S. securities index or one or more non-U.S. equity securities, investing in such equity-related instruments will involve risks similar to the risks of investing in non-U.S. securities. See “Non-U.S. Securities” above. In addition, the Portfolio bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. Equity-related instruments are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments such as swap agreements, participation notes and zero-strike warrants and options. See “Derivatives” above. Equity-related instruments may be considered illiquid and thus subject to the Portfolio’s restrictions on investments in illiquid securities.

Defensive Strategies	In response to unfavorable market and other conditions, the Portfolio may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Portfolio may not achieve its investment objectives when it does so. The Portfolio may maintain a portion of its assets in high-quality fixed income securities, cash and cash equivalents to pay Portfolio expenses and to meet redemption requests.

Fixed Income Securities	As used in this Prospectus, the term “fixed income securities” includes, but is not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Portfolio may invest in derivatives based on fixed income securities.

Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market conditions. As interest rates rise, the value of fixed income securities can be expected to decline. Fixed income securities with longer “durations” (a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to interest rate movements than those with shorter durations. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The timing of purchase and sale transactions in debt obligations may result in capital appreciation or depreciation because the value of debt obligations varies inversely with prevailing interest rates.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities or durations tend to be more sensitive to interest rate movements than those with shorter durations.

High Yield Securities	Securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or unrated securities deemed by the Sub-Adviser to be of comparable quality, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, these securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Fixed income securities rated in the lowest investment grade categories by a rating agency may also possess speculative characteristics. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case the Portfolio may lose its entire investment.

Rule 144A Securities	Rule 144A securities are securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”). Rule 144A permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities that have not been registered for sale under the Securities Act. Rule 144A securities may be deemed illiquid and thus may be subject to the Portfolio’s limitation to invest not more than 15% of its net assets in securities that are illiquid at the time of investment, although the Portfolio may determine that certain Rule 144A securities are liquid in accordance with procedures adopted by the Board of Trustees. See “Illiquid Securities” below.

Credit Ratings and Unrated Securities	The Portfolio may invest in securities based on their credit ratings assigned by rating agencies such as Moody’s, S&P and Fitch. Moody’s, S&P, Fitch and other rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. An Appendix to the Portfolio’s Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody’s, S&P, and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The Adviser and the Sub-Adviser do not rely solely on credit ratings, and may develop their own analyses of issuer credit quality.

The Portfolio may purchase unrated securities (which are not rated by a rating agency) if the Sub-Adviser determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Sub-Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. In the event the Portfolio invests a significant portion of assets in high yield securities and/or unrated securities, the Portfolio’s success in achieving its investment objective may depend more heavily on the Sub-Adviser’s creditworthiness analysis than if the Portfolio invested exclusively in higher-quality and rated securities.

Variable and Floating Rate Securities	Variable- and floating-rate securities provide for a periodic adjustment in the interest rate paid on the obligations. If the Portfolio invests in floating-rate debt instruments (“floaters”) or engages in credit-spread trades, it may gain a certain degree of protection against rises in interest rates, but will participate in any declines in interest rates as well. This is because variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. The Portfolio may also invest in inverse floating-rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. When the Portfolio holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Portfolio’s shares. Certain of the Portfolio’s investments, including variable- and floating-rate securities, may require the Portfolio to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it would otherwise have continued to hold. Please see “Taxation” in the Statement of Additional Information for more information.

Convertible Securities	Convertible securities are generally bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Portfolio is called for redemption or conversion, the Portfolio could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, the Portfolio may be forced to convert a security before it would otherwise choose, which may decrease the Portfolio’s return.

Synthetic Convertible Securities. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments. See “Derivatives.”

Loans of Portfolio Securities	For the purpose of achieving income, the Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. The Portfolio may (but is not required to) lend portfolio securities representing up to 33 1/3% of its total assets. Collateral received from loans of portfolio securities can therefore represent a substantial portion of the Portfolio’s assets. The Portfolio does not currently have a program in place pursuant to which they may lend portfolio securities. However, they may establish such a program in the future. Please see “Investment Objectives and Policies—Securities Loans” in the Statement of Additional Information for details.

Short Sales	The Portfolio may make use of short sales for investment and risk management purposes, including when the Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held by the Portfolio. Short sales are transactions in which the Portfolio sells a security or other instrument (such as an option, forward, futures contract or other derivatives contract) that it does not own. Alternatively, or in combination with direct short sales, the Portfolio may utilize derivative instruments, such as futures or indices or swaps on individual securities, in order to achieve the desired level of short exposure for the Portfolio. When the Portfolio engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio pays in connection with the short sale. Until a short position is closed out, the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. The Portfolio is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Portfolio’s loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio’s long equity positions will decline in value at the same time that the value of the securities underlying its short positions increase, thereby increasing potential losses to the Portfolio. In addition, the Portfolio’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio. See “Leveraging Risk.” Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio. The Securities and Exchange Commission and other (including non-U.S.) regulatory authorities have imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which the Portfolio may enter into short positions. Any such restrictions may hinder the Portfolio in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.

In certain market and regulatory environments, a Fund may seek to obtain some or all of its short exposure by using derivative instruments on indices or individual securities, instead of engaging directly in short sales on individual securities. Such environments may include instances of regulatory restrictions as described above. It may also include periods when prime brokers or other counterparties are unable or unwilling to support the Fund’s short-selling of individual securities on adequate terms. Following recent economic developments, including significant turbulence in the credit markets and the financial sector, counterparties that provide prime brokerage services in support of short selling have significantly curtailed their prime brokerage relationships with registered mutual funds. Consequently, Funds may be unable to engage in short sales of individual securities on practicable terms and may instead seek all of their short exposure through derivatives. This circumstance may change in the future, either as new counterparties or trading structures become available or as counterparties that previously acted as prime brokers to mutual funds expand the scope of services they provide. To the extent a Fund achieves short exposure by using derivative instruments, it will be subject to many of the foregoing risks, as well as to those described under “Derivatives” above.

When-Issued, Delayed Delivery and Forward Commitment Transactions	The Portfolio may purchase securities that it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio’s overall investment exposure. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made, although the Portfolio may earn income on securities it has segregated to cover these positions.

Repurchase Agreements	The Portfolio may enter into repurchase agreements, in which the Portfolio purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Portfolio’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities that it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	The Portfolio may enter into reverse repurchase agreements and dollar rolls, subject to the Portfolio’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A dollar roll is similar except that the counterparty is not obligated to return the same securities as those originally sold by the Portfolio but only securities that are “substantially identical.” Reverse repurchase agreements and dollar rolls may be considered forms of borrowing for some purposes. The Portfolio will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures approved by the Board of Trustees to cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings.

The Portfolio also may borrow money to the extent permitted under the 1940 Act, subject to any policies of the Portfolio currently described in this Prospectus or in the Statement of Additional Information.

In addition, to the extent permitted by and subject to applicable law or SEC exemptive relief, the Portfolio may make short-term borrowings from investment companies (including money market mutual funds) advised or sub-advised by the Adviser or its affiliates. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Portfolio.

In addition, the Portfolio may also employ leverage by engaging in certain derivative transactions that give rise to forms of leverage. See “Derivatives” above.

Illiquid Securities	The Portfolio may invest in illiquid securities so long as not more than 15% of the value of the Portfolio’s net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities held by the Portfolio, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. Please see “Investment Objectives and Policies” in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Real Estate Investment Trusts	The Portfolio may invest in real estate investment trusts (REITs). REITs are entities that primarily invest in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs generally invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs generally invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

To the extent that the Portfolio invests in REITs, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and credit markets, and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. The Portfolio’s investment in REITs is also subject to the risk that a REIT will default on its obligations or go bankrupt. As with any investment in real estate, a REIT’s performance will also depend on factors specific to that REIT, such as the company’s ability to find tenants for its properties, to renew leases, to finance property purchases and renovations, and the skill of the REIT’s management. To the extent a REIT is not diversified, it is subject to the risk of financing or investing in a single or a limited number of projects. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his or her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. The Portfolio’s investments in REITs could cause the Portfolio to recognize income in excess of cash received from those securities and, as a result, the Portfolio may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.

Investment in Other Investment Companies	The Portfolio may invest in other investment companies, including exchange-traded funds (ETFs). Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information. As a shareholder of an investment company, the Portfolio may indirectly bear service and other fees that are in addition to the fees the Portfolio pays its service providers. To the extent the estimated fees and expenses of the Portfolio attributable to investment in investment companies, or in companies that rely on certain exemptions from the definition of that term, exceed 0.01% of the Portfolio’s average net assets (without taking into account expenses from investing cash collateral for securities loans), those amounts are reflected in the Portfolio’s expense table in the Portfolio Summary. To the extent permitted by and subject to applicable law or SEC exemptive relief, the Portfolio may invest in shares of investment companies (including money market mutual funds) advised or sub-advised by the Adviser or its affiliates.

Portfolio Turnover	The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. Higher portfolio turnover involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed as ordinary income tax when distributed to individual shareholders) and may adversely impact the Portfolio’s after-tax returns. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. If the Portfolio changes sub-advisers and/or investment objectives and policies or engages in reorganization transactions with other portfolios, it may experience substantially increased portfolio turnover due to the differences between the Portfolio’s previous and current investment objectives and policies and portfolio management strategies.

Changes in Investment Objectives and Policies	The investment objective of the Portfolio described in this Prospectus is not fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated in the Statement of Additional Information, the investment policies of the Portfolio may be changed by the Board of Trustees without shareholder approval. In addition, the Portfolio may be subject to additional restrictions on their ability to utilize certain investments or investment techniques described herein or in the Statement of Additional Information. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders. If there is a change in the Portfolio’s investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs.

Capitalization Criteria, Percentage Investment Limitations and Alternative Means of Gaining Exposure	Unless otherwise stated, all market capitalization criteria and percentage limitations Portfolio investments listed in this Prospectus will apply at the time of investment. The Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Portfolio’s investments refer to total assets. Unless otherwise stated, if the Portfolio is described as investing in a particular type of security or other instrument, either generally or subject to a minimum investment percentage, the Portfolio may make such investments either directly or by gaining exposure through indirect means, such as depositary receipts, derivatives, placement warrants or other structured products.

Other Investments and Techniques	The Portfolio may invest in other types of securities and use a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Portfolio to additional risks. In addition, the Portfolio may use GrassrootsSM Research in addition to its traditional research activities. GrassrootsSM Research is a division of RCM. Research data, used to generate recommendations, is received from reporters and field force investigators who work as independent contractors for broker-dealers. These broker-dealers supply research to RCM and certain of its affiliates that is paid for by commissions generated by orders executed on behalf of RCM’s clients, including the Portfolio. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Portfolio.

Certain Affiliations	Absent an exemption from the SEC or other regulatory relief, the Portfolio is generally precluded from effecting certain principal transactions with brokers that are deemed to be affiliated persons of the Portfolio, the Adviser or the Sub-Adviser. The Portfolio’s ability to purchase securities being underwritten by an affiliated broker or a syndicate including an affiliated broker, or to utilize affiliated brokers for agency transactions, is subject to restrictions. These restrictions could limit the Portfolio’s ability to engage in securities transactions and take advantage of market opportunities.

Financial Highlights
The financial highlights table is intended to help a shareholder understand the financial performance of the Portfolio since it commenced operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with financial statements of the Portfolio, is included in the annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor at the number on the back of this Prospectus.

		For the period
	For the	August 3, 2009*
	year ended	through
Equity Shares: Series I	October 31, 2010	October 31, 2009

Net asset value, beginning of period	$10.37	$10.00

Investment Operations:

Net investment income	0.23	0.05
Net realized and change in unrealized gain on investments and foreign currency transactions	1.62	0.32
Total from investment operations	1.85	0.37

Dividends and Distributions to Shareholders from:

Net investment income	(0.22)	–
Net realized gains	(0.04)	–
Total dividends and distributions to shareholders	(0.26)	–
Net asset value, end of period	$11.96	$10.37

Total Investment Return(1)	18.10%	3.70%

Ratios/Supplemental Data:

Net assets, end of period (000s)	$2,457	$2,128
Ratio of operating expenses to average net assets(2)	0.00%(3)	0.00%†
Ratio of net investment income to average net assets(2)	2.10%	2.14%†
Portfolio turnover	29%	15%

*	Commencement of operations.

†	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series I, the Investment Manager or the Sub-Advisers. Participants in these programs pay a “wrap” fee to the sponsor of the program.

(3)	If interest expense were included, the ratio of operating expenses to average net assets for the year ended October 31, 2010 would be less than 0.005%.

Additional Performance Information
This section contains additional information regarding the calculation of the Portfolio’s performance and the presentation of such performance. The Average Annual Total Returns Table in the Portfolio’s Summary compares the Portfolio’s returns with those of a broad-based market index, which is described below.

Index Description
The MSCI Europe Australasia Far East (MSCI EAFE) Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia, and the Far East. It is not possible to invest directly in an unmanaged index.

Equity Shares: Series I

INVESTMENT ADVISER
Allianz Global Investors Fund Management LLC
1345 Avenue of Americas
New York, NY 10105
INVESTMENT SUB-ADVISERS
RCM Capital Management LLC
555 Mission Street, Suite 1700
San Francisco, CA 94105

Allianz Global Investors Advisory GmbH
Mainzer Landstrasse 11-13
Frankfurt-am-Main, Germany
ADMINISTRATOR
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
DISTRIBUTOR
Allianz Global Investors Distributors LLC
1345 Avenue of Americas
New York, NY 10105
CUSTODIAN
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105
TRANSFER AGENT
Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1100 Walnut Street, Suite 1300
Kansas City, MO 64106
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
The Portfolio’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders, when they become available, include additional information about the Portfolio. The SAI and the financial statements included in the Portfolio’s most recent annual report to shareholders, when it becomes available, are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Portfolio’s annual report, when it becomes available, will discuss the market conditions and investment strategies that significantly affected the Portfolio’s performance since the Portfolio’s commencement of operations.
Because this Portfolio is used exclusively for separately managed accounts, Allianz Global Investors Managed Accounts Trust does not make available its SAI and shareholder reports on its website for its shareholders.
You may get free copies of any of these materials, request other information about the Portfolio, or make shareholder inquiries by calling the Distributor at 1-800-462-9727 or by writing to:
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105-4800.
You may review and copy information about the Portfolio, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the SEC at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Portfolio on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1090. You may need to refer to the Portfolio’s file number under the Investment Company Act, which is 811-09721.

TRUSTEES & PRINCIPAL OFFICERS
Hans W. Kertess	Trustee and Chairman of the Board of Trustees
Paul Belica	Trustee
Bradford K. Gallagher	Trustee
James A. Jacobson	Trustee
John C. Maney	Trustee
William B. Ogden, IV	Trustee
Alan Rappaport	Trustee
Brian S. Shlissel	President & Chief Executive Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Youse E. Guia	Chief Compliance Officer
Lawrence G. Altadonna	Treasurer & Principal Financial & Accounting Officer
Kathleen A. Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary
Scott Whisten	Assistant Treasurer
Orhan Dzemaili	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Investment Company Act File No. 811-09721

This cover is not part of the Prospectus.	AZ081_03011

Filed pursuant to Rule 485(b)
File Nos. 333-92415 and 811-09721
Allianz Global Investors Managed Accounts Trust
(formerly known as Fixed Income SHares)
Equity Shares: Series I      ALIIX
STATEMENT OF ADDITIONAL INFORMATION
March 1, 2011
     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for Equity Shares: Series I, a series of Allianz Global Investors Managed Accounts Trust, (formerly known as Fixed Income SHares) (the “Trust”), dated March 1, 2011 and as supplemented from time to time (the “Prospectus”). The Prospectus and this Statement of Additional Information (the “SAI”) describe Equity Shares: Series I (the “Portfolio”), a series offered by the Trust.
     Audited financial statements for the Trust, as of October 31, 2010, including notes thereto, and the report of PricewaterhouseCoopers LLP thereon are incorporated herein by reference from the Trust’s Annual Report. The Trust’s Annual Report was filed electronically with the Securities and Exchange Commission (“SEC”) on January 6, 2011 (Accession No. 0000950123-11-001129). Copies of the Prospectus and Annual Report, which are incorporated by reference into (and are legally a part of) this Statement of Additional Information, may be obtained free of charge at the following address and telephone number:
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105
1-800-462-9727

THE TRUST
     The Trust is an open-end management investment company (“mutual fund”) that currently consists of five series, Fixed Income SHares: Series C, Fixed Income SHares: Series M, Fixed Income SHares: Series R, Fixed Income SHares: Series H (collectively, the “FISH Series”) and Equity Shares: Series I (the “Portfolio”), all of which are non-diversified. The Prospectus and this Statement of Additional Information offer shares of Equity Shares: Series I only. Shares of the FISH Series are offered by a separate prospectus and statement of additional information.
     The Trust was organized as a Massachusetts business trust on November 3, 1999.
INVESTMENT OBJECTIVES AND POLICIES
     In addition to the principal investment strategies and the principal risks of the Portfolio described in the Prospectus, the Portfolio may employ other investment practices and may be subject to additional risks, which are described below. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, by the investment restrictions under “Investment Restrictions” in this Statement of Additional Information, or by applicable law, the Portfolio may engage in each of the practices described below. However, the Portfolio is not required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Portfolio. Unless otherwise stated herein, all investment policies of the Portfolio may be changed by the Board of Trustees without shareholder approval. In addition, the Portfolio may be subject to restrictions on its ability to utilize certain investments or investment techniques. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.
     Allianz Global Investors Fund Management LLC (“AGIFM” or the “Adviser”) serves as the investment adviser to the Portfolio. RCM Capital Management LLC (“RCM”) serves as sub-adviser to the Portfolio. Subject to the supervision of the Adviser and the Board of Trustees, RCM is responsible for managing the investment activities of the Portfolio. RCM has, in turn, retained its affiliated investment management firm, Allianz Global Investors Advisory GmbH (“AGIA”), to conduct day-to-day management of the Portfolio (RCM and AGIA being referred to herein, collectively, as the “Sub-Adviser”). The Sub-Adviser makes all determinations with respect to the investment of the Portfolio’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Adviser, in its role as administrator, is also responsible for managing the Portfolio’s business affairs and other administrative matters.
Municipal Securities
     The Portfolio may invest in municipal securities issued by states, territories and possessions of the United States and the District of Columbia. The value of municipal securities can be affected by changes in their actual or perceived credit quality. The credit quality of municipal securities can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the state or region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which may enable the Portfolio to demand payment on short notice from the issuer or a financial intermediary.
     The Portfolio may purchase insured municipal debt securities in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Portfolio.
     Securities of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.
     Municipal securities may include “moral obligation” securities, which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the maintenance and restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.
     Municipal securities may also include industrial development bonds and pollution control bonds, which in most cases are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities depend upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
     The Portfolio may invest in lease obligations or installment purchase contract obligations of municipal authorities or entities (“municipal lease obligations”). Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Portfolio may also purchase “certificates of participation,” which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses that provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult.
     The Portfolio may also invest in various short-term municipal securities, including tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes. Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue Anticipation Notes are generally issued in expectation of receipt of other kinds of revenue, such as the revenues expected to be generated from a particular project. They may also be general obligations of the issuer. Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes. Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many such projects may receive permanent financing through another source. Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.
     Pre-refunded municipal bonds are tax-exempt bonds that have been refunded to a call date on or before the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded municipal bonds held by a fund is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government, including its agencies and instrumentalities (“Agency Securities”). While still tax-exempt, pre-refunded municipal bonds usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by the U.S. Treasury or Agency Securities. As the payment of principal and interest is generated from securities held in a designated escrow account, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. The escrow account securities pledged to pay the principal and interest of the pre-refunded municipal bonds held by a fund may subject the fund to interest rate risk and market risk. In addition, while a secondary market exists for pre-refunded municipal bonds, if a fund sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale.
     Residual interest bonds (“RIBs”) are municipal bonds that brokers create by depositing a municipal bond in a trust. The interest rate for the variable rate security is determined by the remarketing broker-dealer, while the

RIB holder receives the balance of the income from the underlying municipal bond. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase. In a transaction in which a fund purchases a RIB from a trust where the underlying municipal bond was held by a fund prior to being deposited into a trust, a fund treats the transaction as a secured borrowing for financial reporting purposes. As a result, a fund will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, a funds NAV per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBS acquired by funds where a fund did not previously own the underlying municipal bond.
     The Portfolio may hold investments in Build America Bonds, which are taxable municipal bonds with federal subsidies for a portion of the issuer’s borrowing costs. Build America Bonds were issued through the Build America Bond program, which was created as part of the American Recovery and Reinvestment Act of 2009 (the “Act”). The objective of the program was to reduce the borrowing costs of state and local governments. Because the Act was not extended beyond its expiration date on December 31, 2010, tax subsidies described below will not apply to, and the Portfolio will not purchase, Build America Bonds issued following such date (if any). However, Build America Bonds outstanding and issued before such date remain eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds.
     The interest the Portfolio receives from its investments in either type of Build America Bonds will be included in the Portfolio’s taxable income and distributed to shareholders as taxable ordinary income. For any Build America Bond held by the Portfolio, the Portfolio may elect to pass through to its shareholders any tax credits from those bonds that otherwise would be allowed to the Portfolio. These tax credits can generally be used to offset U.S. federal income taxes and the federal alternative minimum tax, but such credits are generally not refundable. Any unused credits may be carried forward to succeeding taxable years.
Mortgage-Related and Asset-Backed Securities
     The Portfolio may invest in mortgage-related securities, and in other asset-backed securities (whether or not related to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Portfolio invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of the Portfolio to utilize these instruments successfully may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See “Mortgage Pass-Through Securities” below. The Portfolio may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”), and in other types of mortgage-related and asset-backed securities.
     Through investments in mortgage-related securities, including those that are issued by private issuers, the Portfolio may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as mortgage-related securities.
     In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
     The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.
     Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association or “GNMA”) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Adjustable rate mortgage-related and other asset-backed securities are also subject to some interest rate risk. For example, because interest rates on most adjustable rate mortgage- and other asset-backed securities only reset periodically (e.g., monthly or quarterly), changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the market value of these securities, including declines in value as interest rates rise. In addition, to the extent that unanticipated rates of prepayment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
     The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of the Portfolio’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association (“Fannie Mae” or “FNMA”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”)). The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. The FNMA was, until recently, a government-sponsored corporation owned entirely by private stockholders, and subject to general regulation by the Department of Housing and Urban Development and the Office of Federal Housing Enterprise Oversight (“OFHEO”). As described below under “U.S. Government Securities,” FNMA is now under conservatorship by the Federal Housing Finance Agency (“FHFA”). FNMA primarily purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which includes state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers, although it may purchase other types of mortgages as well. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It was, until recently, a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and then owned entirely by private stockholders. As described below under “U.S. Government Securities,” FHLMC is now under conservatorship by the FHFA. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
     On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
     In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
     FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
     Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
     FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the vent that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefore.
     In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
     Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
     In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Portfolio may buy mortgage-related securities without insurance or guarantees. Securities issued by certain private organizations may not be readily marketable.
     Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Portfolio’s industry concentration restrictions, see “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolio takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
     Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually or on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FNMA or FHLMC, and their income streams.
     CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
     CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Portfolio, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately-issued securities for purposes of applying the Portfolio’s diversification tests.
     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates, which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.
     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Portfolio may fail to recoup some or all of its initial investment in a CMO residual.
     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has developed fairly recently and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. CMO residuals may, or pursuant to an exemption therefrom, may not, have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Portfolio’s limitations on investment in illiquid securities.
     Adjustable Rate Mortgage Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Portfolio to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Portfolio can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Portfolio holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
     Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBSs”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. SMBS may be deemed “illiquid” and subject to the Portfolio’s limitations on investment in illiquid securities.
     Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
     Asset-Backed Securities. The Portfolio may invest in, or have exposure to, asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.
     The underlying assets (e.g., loans) are subject to prepayments that shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities. Asset-backed securities have many of the same characteristics and risks as the mortgage-backed securities described above.
     The Portfolio may purchase or have exposure to commercial paper, including asset-backed commercial paper (“ABCP”), that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a short-term debt security, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to the Portfolio investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers. However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.
     Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and the Portfolio may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. If the Portfolio purchases these subordinated notes, it will therefore have a higher likelihood of loss than investors in the senior notes.
     Collateralized Debt Obligations. The Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade debt securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks that include, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

     Other Asset-Backed Securities. Similarly, the Adviser and Sub-Adviser expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Portfolio. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM (“CARSSM”).
     CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.
     Consistent with the Portfolio’s investment objective and policies, the Portfolio also may invest in other types of asset-backed securities. Other asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.
     Investors should note that Congress from time to time may consider actions that would limit or remove the explicit or implicit guarantee of the payment of principal and/or interest on many types of asset-backed securities. Any such action would likely adversely impact the value of such securities.
Inflation-Indexed Bonds
     The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Many other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.
     Inflation-indexed bonds issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. The Portfolio may also invest in other inflation-related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
     While these securities are expected to provide protection from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.
     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Bank Obligations
     Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier II and Tier I. Bank capital is generally, but not always, of investment grade quality. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock. Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust preferred securities.
     Bank obligations in which the Portfolio may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is generally no market for such deposits. Fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) may be considered illiquid for purposes of the Portfolio’s restrictions on investments in illiquid securities. The Portfolio may also hold funds in an interest-bearing account for temporary purposes.
     Obligations of non-U.S. banks involve certain risks associated with investing in non-U.S. securities described under “Non-U.S. Securities” below, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a non-U.S. jurisdiction might impose withholding taxes on interest income payable on those obligations, that non-U.S. deposits may be seized or nationalized, that non-U.S. governmental restrictions such as exchange controls may be adopted and in turn might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning non-U.S. banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. banks may differ from those applicable to United States banks. Non-U.S. banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Loan Participations and Assignments
     The Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Portfolio may invest may not be rated by any nationally recognized rating service.
     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
     A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Portfolio were determined to be subject to the claims of the agent bank’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.
     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio’s share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.
     The Portfolio may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Portfolio bears a substantial risk of losing the entire amount invested.
     The Portfolio limits the amount of its total assets that it will invest in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, the Portfolio generally will treat the corporate borrower as the “issuer” of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, SEC interpretations currently require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as “issuers.” Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolio currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolio’s limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Portfolio’s investment restriction relating to the lending of funds or assets by the Portfolio.
     Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolio relies on the Sub-Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.
     The Portfolio may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions (“lenders”). Generally, the Portfolio’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties. Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. The Portfolio may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including liquidity risk and the risks of being a lender. If the Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. With respect to assignments, the Portfolio’s rights against the borrower may be more limited than those held by the original lender.
Corporate Debt Securities
     The Portfolio may invest in a variety of bonds and related debt obligations of varying maturities issued by U.S. and non-U.S. companies, banks and other corporate entities. Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. Certain bonds are “perpetual” in that they have no maturity date.
     The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

High Yield Securities (“Junk Bonds”)
     The Portfolio may invest in debt securities, including convertible securities, that are below investment grade quality. A security is considered to be below “investment grade” quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (i.e., rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”)) or (2) if unrated, determined by the Sub-Adviser to be of comparable quality to obligations so rated. Additional information about Moody’s, S&P’s and Fitch’s securities ratings are included in Appendix B to this Statement of Additional Information.
     Below investment grade securities are sometimes referred to as “high yield securities” or “junk bonds.” Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. While investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, investments in high yield securities typically entail greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The Portfolio may continue to hold high yield securities following a decline in its rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities are described as “speculative” by ratings agencies. Securities ranked in the lowest investment grade category may also be considered speculative by certain ratings agencies.
     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, if it invests in such securities, the Portfolio may incur additional expenses to seek recovery. The market prices of high yield securities structured as “zero-coupon” or “pay-in-kind” securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. Even though such securities do not pay current interest in cash, the Portfolio nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.
     Prices of high yield securities are generally more sensitive to economic downturns or individual corporate developments than higher quality securities. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolio could sell a high yield security, and could adversely affect the Portfolio’s daily net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value lower rated securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The average maturity or duration of the debt securities held by the Portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, the Portfolio may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.
Creditor Liability and Participation on Creditors Committees
     Generally, when the Portfolio holds bonds or other similar fixed income securities of an issuer, the Portfolio becomes a creditor of the issuer. As creditor of an issuer, the Portfolio may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. The Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Portfolio’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio would participate on such committees only when the Adviser and/or the relevant Sub-Adviser believe that such participation is necessary or desirable to enforce the Portfolio’s rights as a creditor or to protect the value of securities held by the Portfolio.
Variable and Floating Rate Securities
     Variable and floating-rate securities are securities that pay interest at rates that adjust whenever a specified interest rate changes, float at a fixed margin above a generally recognized base lending rate and/or reset or are redetermined (e.g., pursuant to an auction) on specified dates (such as the last day of a month or calendar quarter). These instruments may include, without limitation, variable-rate preferred stock, bank loans, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their variable- or floating-rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable- or floating-rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate instrument, although the value of a floating-rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.
     The Portfolio may invest in floating-rate debt instruments (“floaters”) and engage in credit-spread trades. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, the Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
     The Portfolio may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” above.
Event-Linked Bonds
     The Portfolio may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or by implementing “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Portfolio to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for many of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectus. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so.
Convertible Securities and Synthetic Convertible Securities
     Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the “conversion price”). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Portfolio is called for redemption or conversion, the Portfolio could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
     A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.
     Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and/or general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
     If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

     To the extent consistent with its other investment policies, the Portfolio may also create a “synthetic” convertible security by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing element”) and the right to acquire an equity security (“convertible element”). The income-producing element is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible element is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing element and its convertible element. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
     More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two elements are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Adviser believes that such a combination may better achieve the Portfolio’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Portfolio may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
     A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index or security involved in the convertible element, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing element as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing element.
     The Portfolio may also purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes the credit risk associated with the underlying investment and the Portfolio in turn assumes credit risk associated with the convertible note.
     A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index or security involved in the convertible element, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing element as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing element.
Rights and Warrants to Purchase Securities
     A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

     Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Rights and warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.
     Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
Non-U.S. Securities
     The Portfolio intends to invest primarily in non-U.S. securities. Such securities include, but are not limited to, U.S. dollar- or non-U.S. currency-denominated corporate debt securities of non-U.S. issuers; non-U.S. equity securities; securities of U.S. issuers traded principally in non-U.S. markets; non-U.S. bank obligations; and U.S. dollar- or non-U.S. currency-denominated obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some non-U.S. securities may be restricted against transfer within the United States or to a United States person. The Sub-Adviser considers non-U.S. securities to include the following types of equity , equity-related and other securities (together, for these purposes, “non-U.S. securities”): securities of companies that derive at least 50% of their total profits or revenue from, or maintain at least 50% of their assets in, countries outside of the U.S. and that in addition are either organized or headquartered outside the U.S., have securities that are principally traded outside the U.S., or, in the case of other investment companies, invest primarily in such non-U.S. securities. It is expected that the Portfolio’s non-U.S. investments will primarily be traded on recognized non-U.S. securities exchanges, however, the Portfolio may also invest in securities that are traded only over-the-counter, either in the U.S. or in non-U.S markets when the Sub-Adviser believes that such securities are not publicly traded either in the U.S. or in non-U.S. markets. For more information about how the Sub-Adviser may define non-U.S. securities for purposes of asset tests and investment restrictions, see “Characteristics and Risks of Securities and Investment Techniques—Non-U.S. Securities” in the Prospectus.
     The Portfolio may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a non-U.S. issuer. “EDRs” are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. “GDRs” may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
     Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on non-U.S. portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), market disruption, the possibility of security suspensions, political instability that can affect U.S. investments in non-U.S. countries and potential restrictions on the flow of international capital. In addition, non-U.S. securities and dividends and interest payable on those securities may be subject to non-U.S. taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities that are denominated or quoted in currencies other than the U.S. dollar. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio.
     The Portfolio’s investments in foreign currency-denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference could cause a portion of the Portfolio’s income distributions to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes. See “Taxation.”
     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Portfolio) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.
     Emerging Market Securities. The risks of investing in non-U.S. securities are particularly high when the issuers are tied economically to countries with developing or “emerging market” economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in non-U.S., developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Portfolio’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.
     Foreign Debt Obligations. The debt obligations of non-U.S. governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the non-U.S. government. The Portfolio may invest in securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.
     The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent non-U.S. governments will be able or willing to honor their capitalization commitments for those entities.
     Passive Foreign Investment Companies. Some corporations domiciled outside the U.S. in which the Portfolio may invest may be considered passive foreign investment companies (“PFICs”) under U.S. tax laws. PFICs are those foreign corporations that generate primarily passive income, and can include “growth companies” or “start-up” companies.
     Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There is also the risk that the Portfolio may not realize that a foreign corporation they invest in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Portfolio intends to comply with federal tax reporting of these investments. See “Taxation” below for a more detailed discussion of the tax consequences of the Portfolio’s investment in PFICs.
     Subject to applicable limits under the 1940 Act, the Portfolio may also invest in foreign mutual funds that are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. In addition to bearing their proportionate share of a portfolio’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under “Other Investment Companies.”
Foreign Currencies and Related Transactions
     The Portfolio may invest in or utilize foreign currencies, forward foreign currency exchange contracts, foreign currency futures contracts, options on foreign currencies and foreign currency futures, currency swap transactions and other foreign currency-related transactions. These instruments and related transactions may be used for a variety of reasons, including to hedge against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies, to increase exposure to a foreign currency for investment or hedging purposes, or to shift exposure of foreign currency fluctuations from one currency to another.
     The Portfolio may (but is not required to) hedge some or all of its exposure to foreign currencies derived through its investments to reduce the risk of loss due to fluctuations in currency exchange rates. Suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that the Portfolio will engage in such transactions at any given time or from time to time when it may be beneficial to do so. Foreign currency transactions may also be unsuccessful and may result in losses or may eliminate any chance for the Portfolio to benefit from favorable fluctuations in relevant foreign currencies.
     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Portfolio “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain that might be realized by the Portfolio if the value of the hedged currency increases.
     Forward foreign currency exchange contracts may be used for a variety of reasons, including the following circumstances:
     Lock In. When the Portfolio desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.
     Cross Hedge. If a particular currency is expected to decrease against another currency, the Portfolio may sell the currency expected to decrease and purchase a currency that is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio’s portfolio holdings denominated in the currency sold.
     Direct Hedge. If the Portfolio wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Sub-Adviser believes that the Portfolio can benefit from price appreciation in a given country’s currency but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, the Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated a contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but the Portfolio would hope to benefit from an increase (if any) in the value of the security.
     Proxy Hedge. The Portfolio might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, the Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be close to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
     Costs of Hedging. When the Portfolio purchases a non-U.S. bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the non-U.S. bond could be substantially reduced or lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Portfolio’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the Portfolio’s net asset value per share.
     The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, the Portfolio may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave the Portfolio in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that the Portfolio will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

     The Portfolio may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as to protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
     Tax Consequences of Hedging. Under applicable tax law, the Portfolio’s hedging activities could result in the application of special tax rules, which could ultimately affect the amount, timing, and character of distributions to shareholders. Certain of the Portfolio’s hedging transactions are also likely to produce a difference between its book income and tax income, which could cause a portion of the Portfolio’s income distributions to constitute a return of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for U.S. federal tax purposes. See “Taxation” below for further details.
     Among the risks facing the Portfolio as a result of utilization of foreign currencies and related transactions is the risk that the relative value of currencies will be different than anticipated by the Sub-Adviser. The Portfolio will segregate assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures approved by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. Please see “Derivative Instruments” below for a description of other foreign currency related transactions that may be used by the Portfolio.
Real Estate Securities and Related Derivatives
     The Portfolio may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities.
     REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.
     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.
     REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
     REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.
Borrowing
     Subject to the limitations described under “Investment Restrictions” below, the Portfolio may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Portfolio’s assets and may cause the Portfolio to liquidate positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Portfolio’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Portfolio’s total assets will require the Portfolio to maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell holdings at that time.
     Borrowing, like other forms of leverage, will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio. Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased, if any. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
     From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Portfolio and the other series of the Trust pursuant to guidelines approved by the Board of Trustees.
     In addition to borrowing for temporary purposes, the Portfolio may enter into reverse repurchase agreements, mortgage dollar rolls, and other transactions that can be viewed as forms of borrowings if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Portfolio to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Portfolio continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Portfolio will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures approved by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolio’s limitations on borrowings as specified under “Investment Restrictions” below.
     A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction the Portfolio sells a mortgage-related security, such as a security issued by GNMA, for delivery in the current month to a dealer and simultaneously contracts to repurchase a substantially similar (same type and coupon) security on a specified future date at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to the Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
     The Portfolio’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolio’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the Portfolio’s overall limitations on investments in illiquid securities.
     The Portfolio also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Portfolio’s repurchase of the underlying security. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security.
     The Portfolio will typically segregate or “earmark” assets determined to be liquid by the Adviser or the Portfolio’s Sub-Adviser in accordance with procedures approved by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements, dollar rolls and sale-buybacks. Reverse repurchase agreements, dollar rolls and sale-buybacks involve leverage risk and the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities that the Portfolio sold and is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement, dollar roll or sale-buyback files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls will be subject to the Portfolio’s limitations on borrowings as specified under “Investment Restrictions” below.
Derivative Instruments
     The Portfolio may (but is not required to) use a variety of other derivative instruments (including both long and short positions) in an attempt to enhance the Portfolio’s investment returns, to hedge against market and other risks in the Portfolio, to add leverage to the Portfolio and/or to obtain market exposure with reduced transaction costs.
     Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. Examples of derivatives and information about some types of derivatives and risks associated therewith follows. The derivatives market is always changing and the Portfolio may invest in derivatives other than those shown below.
     The value of some derivative instruments in which the Portfolio may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolio, the ability of the Portfolio to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly. If the Portfolio incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolio could suffer losses.
     The Portfolio might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If the Portfolio incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, the Portfolio might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Portfolio to close out or to liquidate its derivatives positions. The Portfolio’s use of derivatives may accelerate or increase the amount of ordinary income recognized by its shareholders.
     Federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Portfolio’s participation in derivatives transactions.
     Options on Securities and Indexes. As described under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in the Prospectuses, the Portfolio may, among other things, purchase and sell put and call options on equity, debt or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer. Among other reasons, the Portfolio may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.
     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)
     The Portfolio will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures approved by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the Portfolio. A call option on a security is also “covered” if the Portfolio does not hold the underlying security or have the right to acquire it, but the Portfolio segregates assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures approved by the Board of Trustees in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis (a so-called “naked” call option). The Portfolio may not write “naked” call options on individual securities other than exchange traded funds (“ETFs”). For a call option on an index, the option is covered if the Portfolio segregates assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures approved by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Portfolio holds a call on the same index or security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Portfolio in assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures approved by the Board of Trustees. A put option on a security or an index is “covered” if the Portfolio segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the

Board of Trustees equal to the exercise price. A put option is also covered if the Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Portfolio in assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures approved by the Board of Trustees.
     If an option written by the Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires unexercised, the Portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option with the same terms (type, exchange, underlying security or index, exercise price, and expiration). In addition, the Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.
     The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date. See “Taxation.”
     The premium paid for a put or call option purchased by the Portfolio is an asset of the Portfolio. The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued in accordance with the Trust’s valuation policies and procedures. See “Net Asset Value.”
     OTC Options. The Portfolio may also purchase and write over-the-counter (“OTC”) options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Portfolio may be required to treat as illiquid OTC options purchased and securities being used to cover certain written OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. The Portfolio may also purchase and write so-called dealer options.
     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities, including ETFs, and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.
     There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. If the Portfolio were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Portfolio were unable to close out a call option that it had written on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a call option on an individual security held in the Portfolio’s portfolio, the Portfolio foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price (the “strike price”) of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline. Similarly, as the writer of a call option on a securities index or ETF, the Portfolio forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Portfolio’s portfolio securities decline.

     The value of call options written by the Portfolio will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
     The hours of trading for options may not conform to the hours during which the securities held by the Portfolio are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets. In addition, the Portfolio’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect the Portfolio to the extent it engages in options transactions.
     If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Portfolio may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased. Except to the extent that a call option on an index or ETF written by the Portfolio is covered by an option on the same index or ETF purchased by the Portfolio, movements in the index or ETF may result in a loss to the Portfolio; however, such losses may be mitigated by changes in the value of the Portfolio’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of the Portfolio’s portfolio securities).
     Foreign Currency Options. The Portfolio may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which the Portfolio’s securities may be denominated or to cross-hedge or in an attempt to increase the total return when Sub-Adviser anticipates that the currency will appreciate or depreciate in value. In addition, the Portfolio may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Portfolio to reduce foreign currency risk using such options.

     Futures Contracts and Options on Futures Contracts. The Portfolio may use interest rate, foreign currency, index and other futures contracts, and options on such contracts. For example, the Portfolio may invest in foreign exchange futures contracts and options thereon (“futures options”) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. The Portfolio may also enter into futures contracts for the purchase or sale of securities. The Portfolio may purchase and sell futures contracts on various securities indexes (“Index Futures”) and related options for hedging purposes and for investment purposes. For example, the Portfolio may invest in Index Futures and related options when Sub-Adviser believes that there are not enough attractive securities available to maintain the standards of diversification and liquidity set for the Portfolio pending investment in such securities if or when they do become available. Through the use of Index Futures and related options, the Portfolio may diversify risk in its portfolio without incurring the substantial brokerage costs that may be associated with investment in the securities of multiple issuers. The Portfolio may also minimize potential market and liquidity problems that may result from increases in positions already held by the Portfolio. The Portfolio’s purchase and sale of Index Futures is limited to contracts and exchanges that have been approved by the Commodity Futures Trading Commission (“CFTC”).
     Generally, a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time.
     An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. The Portfolio will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, the Portfolio will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when the Portfolio has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Portfolio has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker.
     The Portfolio may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions that remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time the Portfolio purchases such instruments. Positions in Index Futures may be closed out by the Portfolio only on the futures exchanges upon which the Index Futures are then traded.
     The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor’s 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if the Portfolio enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Portfolio will gain $400 (100 units x gain of $4). If the Portfolio enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Portfolio will lose $200 (100 units x loss of $2).
     A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts in which the Portfolio may invest will be developed and traded in the future.
     The Portfolio may purchase and write call and put options on futures contracts (“futures options”). Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.
     When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to segregate a specified amount of assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures approved by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio would ordinarily earn interest income on initial margin deposits. Each day the Portfolio pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will mark to market its open futures positions.
     The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.
     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. Any transaction costs must also be included in these calculations.
     Commodity Futures Contracts and Options on Commodity Futures Contracts. In addition to other futures contracts and options thereon, the Portfolio may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed upon when the contract is made.
     Limitations on Use of Futures and Futures Options. The Portfolio may enter into positions in futures contracts and related options for hedging purposes, for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, the Portfolio may utilize futures contracts for investment and/or speculative purposes. For instance, the Portfolio may invest to a significant degree in Index Futures on stock indexes and related options (including those that may trade outside of the United States) as an alternative to purchasing individual stocks in order to gain or adjust their exposure to a particular market. The Portfolio may also use these investments to hedge against changes in the value of securities that the Sub-Adviser intends to purchase for the portfolio.
     When purchasing a futures contract, the Portfolio will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures approved by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of (or in certain cases, such as contracts required to “cash settle,” the Portfolio’s obligation under) the futures contract. Alternatively, the Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.
     When selling a futures contract, the Portfolio will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures approved by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, such as contracts required to “cash settle,” the Portfolio’s obligation under the contract). Alternatively, the Portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
     When selling a call option on a futures contract, the Portfolio will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures approved by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio, or by taking other offsetting positions.
     When selling a put option on a futures contract, the Portfolio will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures approved by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio, or by taking other offsetting positions.
     To the extent that securities with maturities greater than one year are used to segregate liquid assets to cover the Portfolio’s obligations under futures contracts and related options, such use will not eliminate the leverage risk arising from such use, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.
     The requirements for qualification as a regulated investment company also may limit the extent to which the Portfolio may enter into futures, futures options or forward contracts. See “Taxation.”
     Exemption from Commodity Pool Operator Registration. The Trust is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.
     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In the case of futures contracts used for hedging purposes, some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of a security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in the Portfolio and the hedging vehicle. For example, if the price of the futures contract moves more than the price of the hedged security, the Portfolio would experience either a loss or gain on the future that is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, the Portfolio may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, the Portfolio may not choose to use futures and/or suitable hedging transactions may not be available in all circumstances. Even if a hedge is executed successfully, the Portfolio’s return may have been higher if no hedging had been attempted.
     Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.
     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
     There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures position or a futures option position, and the Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
     Certain Consequences of Hedging. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from the Portfolio’s dividend distributions and are not reflected in yield. Under applicable tax law, the Portfolio’s hedging activities could result in the application of special tax rules, which could ultimately affect the amount, timing, and character of distributions to shareholders. Certain of the Portfolio’s hedging transactions are also likely to produce a difference between its book income and tax income, which could cause a portion of the Portfolio’s income distributions to constitute a return of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for U.S. federal tax purposes. See “Taxation” below for further details.
     Additional Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
     Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Portfolio is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
     Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Portfolio. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Portfolio to reinvest the proceeds of a maturing contract in a new futures contract, the Portfolio might reinvest at higher or lower futures prices, or choose to pursue other investments.
     Other Economic Factors. The commodities that underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks that subject the Portfolio’s investments to greater volatility than investments in traditional securities.
     Additional Risks of Options on Securities or Indexes, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities or indexes, futures contracts, options on futures contracts, and options on currencies may be traded on non-U.S. exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities. Some non-U.S. exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in non-U.S. markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless the Portfolio hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on non-U.S. exchanges, any profits that the Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Portfolio could incur losses as a result of those changes. The value of some derivative instruments in which the Portfolio may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolio, the ability of the Portfolio to utilize these instruments successfully may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolio could suffer losses. In addition, the

Portfolio’s use of such instruments may increase or accelerate the amount of ordinary income recognized by its shareholders.
     Swap Agreements. The Portfolio may enter into swap agreements with respect to interest rates, currencies, indexes or baskets of securities (or a single security) and other assets or measures of risk or return. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return.
     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swap agreements are individually negotiated and structured to include exposure to a variety of types of investments or market factors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties generally are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index.
     Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor;” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
     The Portfolio also may enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Portfolio may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Portfolio will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Portfolio writes a swaption, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.
     Most swap agreements entered into by the Portfolio would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Portfolio’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered through the segregation of assets determined to be liquid by the Adviser or Sub-Adviser in accordance with procedures approved by the Board of Trustees. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Portfolio’s investment restriction concerning senior securities.
     Whether the Portfolio’s use of swap agreements or swaptions will be successful in furthering its investment objectives will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Portfolio’s interest. The Portfolio bears the risk that the Adviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Portfolio. If the Portfolio uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Portfolio will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the

Portfolio. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. Many swaps are complex and often valued subjectively.
     Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.
     Depending on the terms of the particular option agreement, the Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.
     Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
     The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Portfolio from using such instruments as a part of its investment strategy, and could ultimately prevent the Portfolio from being able to achieve its investment objective. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC has also investigated allegations of price manipulation in certain commodity markets. Congress has passed legislation that would require regulatory agencies to develop rules imposing limits on certain derivatives activities. It is possible that this could potentially limit or completely restrict the ability of the Portfolio to use these instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Portfolio engages in derivative transactions could also prevent the Fund from using these instruments.
Hybrid Instruments
     The Portfolio may invest in “hybrid” or indexed securities, which is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Portfolio.
     Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Portfolio will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolio’s investments in these products will be subject to limits applicable to investments in investment companies and may be subject to other restrictions imposed by the 1940 Act.
Delayed Funding Loans and Revolving Credit Facilities
     The Portfolio may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company’s financial condition makes it unlikely that such amounts will be repaid).
     The Portfolio may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See “Loan Participations and Assignments” below. The terms of the participation require the Portfolio to make a pro rata share of all loans extended to the borrower and entitle the

Portfolio to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and also limited opportunities may exist to resell such investments. These instruments may often be illiquid. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectus. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets that the Adviser or the Sub-Adviser, in accordance with procedures approved by the Board of Trustees, have determined are liquid in an amount sufficient to meet such commitments.
When-Issued, Delayed Delivery and Forward Commitment Transactions
     The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When such purchases are outstanding, the Portfolio will segregate until the settlement date assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made, although the Portfolio may earn income on securities it has segregated.
     When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
     When the Portfolio has sold a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Portfolio may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.
Short Sales
     The Portfolio may engage in short sales transactions. The Portfolio may make use of short sales for investment and risk management purposes, including when the Sub-Adviser anticipates that the market price of securities will decline or will underperform relative to other securities held in the Portfolio’s portfolio. Short sales are transactions in which the Portfolio sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. Short exposure with respect to securities or market segments may also be achieved through the use of derivatives, such as futures on indices or swaps on individual securities. To the extent the Portfolio seeks to obtain some or all of its short exposure by using derivative instruments instead of engaging directly in short sales on individual securities, it will be subject to many of the risks described in this section, as well as to those described under “Derivative Instruments” above. When the Portfolio engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow particular securities and be obligated to repay the lender of the security any dividends or interest that accrue on the security during the period of the loan. The amount of any gain from a short sale will be reduced, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio pays in connection with the short sale. Until the Portfolio replaces a borrowed security, the Portfolio is required to maintain during the period of the short sale the short sales proceeds that the broker holds and any additional assets the lending broker requires as collateral. The Portfolio is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. Depending on the arrangements made with the broker or custodian, the Portfolio may or may not receive any payments (including interest) on collateral it has deposited with the broker.
     Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short at no additional cost. Although it will not ordinarily do so, the Portfolio may engage in short sales that are not “against the box,” which involve additional risks. The Portfolio’s loss on a short sale could theoretically be unlimited in a case where the Portfolio is unable, for whatever reason, to close out its short position. The use by the Portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Portfolio held only long positions. It is possible that the Portfolio’s long equity positions will decline in value at the same time that the value of the securities it has sold short increase, thereby increasing potential losses to the Portfolio. In addition, the Portfolio’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Portfolio if it utilizes short sales. See “Leveraging Risk.” Also, there is the risk that the counter party to a short sale may fail to honor its contractual terms, causing a loss to the Portfolio. The SEC and other (including non-U.S.) regulatory authorities have previously imposed, and may in the future impose, restrictions on short selling, either on a temporary or permanent basis, which may include placing limitations on specific companies and/or industries with respect to which the Portfolio may enter into short positions. Any such restrictions may hinder a Fund in, or prevent it from, fully implementing its investment strategies, and may negatively affect performance.
     In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box,” or unless the Portfolio’s obligation to deliver the securities sold short is “covered” by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.
     The Portfolio will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Portfolio’s total assets.
     The Portfolio’s short sale transactions will likely increase the portion of the Portfolio’s distributions that are taxable to the Portfolio’s shareholders as ordinary income. See “Taxation.”
Illiquid Securities
     The Portfolio may invest in securities that are illiquid so long as no more than 15% of the net assets of the Portfolio (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.
     The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. Depending on the circumstances, illiquid securities may be considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Sub-Adviser’s opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).
     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.
Loans of Portfolio Securities
     Subject to certain conditions described in the Prospectus and below, the Portfolio may make secured loans of its portfolio securities to brokers, dealers and other financial institutions. The amount of such loans by the Portfolio will amount to no more than 331/3% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrowers (which typically include broker-dealers and other financial services companies) fail financially. However, such loans will be made only to borrowers that are believed by the Adviser or the Sub-Adviser to be of satisfactory credit standing. Securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Portfolio an amount equal to any dividends or interest received on the securities lent. The Portfolio may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Portfolio typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Portfolio retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities involved. The Portfolio’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Portfolio in permissible investments, or a fee, if the collateral is U.S. Government securities.
U.S. Government Securities
     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolio’s shares. U.S. Government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. Government-sponsored enterprises such as FHLMC and FNMA may be chartered or sponsored by Congress, they are not funded by Congressional appropriation and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and include increased credit risks. Until recently, FNMA and FHLMC were government-sponsored enterprises owned entirely by private stockholders. The value of these entities’ stock fell sharply in 2008 due to concerns that the entities did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the entities’ stock. More recently, in September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the FHFA, a newly created independent regulator. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
     On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury would purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility that is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.
     Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
     In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
     In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
     U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.
Preferred Stock
     Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.
     The Portfolio may invest in preferred stocks that pay fixed or adjustable rates of return. Preferred shares are subject to issuer-specific and market risks applicable generally to equity securities. The value of a company’s preferred stock may fall as a result of factors relating directly to that company’s products or services. A preferred stock’s value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of preferred stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.
     Fixed Rate Preferred Stocks. Some fixed rate preferred stocks in which the Portfolio may invest, known as perpetual preferred stocks, offer a fixed return with no maturity date. Because they never mature, perpetual preferred stocks act like long-term bonds and can be more volatile than and more sensitive to changes in interest rates than other types of preferred stocks that have a maturity date. The Portfolio may also invest in sinking fund preferred stocks. These preferred stocks also offer a fixed return, but have a maturity date and are retired or redeemed on a predetermined schedule. The shorter duration of sinking fund preferred stocks makes them perform somewhat like intermediate-term bonds and they typically have lower yields than perpetual preferred stocks.
     Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on another type of preferred stocks in which the Portfolio may invest, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 7 or 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date, or upon notice, at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks are generally adjusted or reset frequently, the market values of these preferred stocks may still fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached. Auctions for U.S. auction preferred stocks have failed since early 2008, and the dividend rates payable on such preferred shares since that time typically have been paid at their maximum applicable rate (typically a function of a reference rate of interest). The Adviser expects that auction preferred stocks will continue to pay dividends at their maximum applicable rate for the foreseeable future and cannot predict whether or when the auction markets for auction preferred stocks may resume normal functioning.
Repurchase Agreements
     For the purposes of maintaining liquidity and achieving income, the Portfolio may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which the Portfolio would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Sub-Adviser will monitor the creditworthiness of the counterparties.
Other Investment Companies
     The Portfolio may invest in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), to the extent that such investments are consistent with the Portfolio’s investment objective and policies and permissible under the 1940 Act and related rules and any exemptive relief from or interpretations of the SEC.
     The Portfolio may invest in other investment companies during periods when there is a shortage of attractive securities available in the market, or when the Sub-Adviser believes share prices of other investment companies offer attractive values. The Portfolio may also invest in other investment companies because the laws of some foreign countries may make it difficult or impossible for the Portfolio to invest directly in issuers organized or headquartered in those countries, or may limit such investments. The most efficient, and sometimes the only practical, means of investing in such companies may be through investment in other investment companies that in turn are authorized to invest in the securities of such issuers. The Portfolio may invest in investment companies that are advised by AGIFM or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC.
     As a stockholder in an investment company, the Portfolio will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Portfolio’s management fees and other expenses with respect to assets so invested. The Portfolio’s shareholders would therefore be subject to duplicative expenses to the extent the Portfolio invests in other investment companies. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the same risks of leverage described in the Prospectus and herein.
Commercial Paper
     Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Commercial paper in which the Portfolio may invest may consist of U.S. dollar- or foreign currency-denominated obligations of domestic or non-U.S. issuers, and may be rated or unrated (see Appendix B for a description of the ratings assigned by various rating agencies to commercial paper). The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. See also “Mortgage-Related and Asset-Backed Securities—Asset-Backed Securities” for a discussion of asset-backed commercial paper.
Money Market Instruments
     Money market instruments may include, among other things, (1) short-term U.S. Government securities; (2) certificates of deposit, bankers’ acceptances and other bank obligations; (3) commercial paper; (4) corporate obligations with a remaining maturity of 397 days or less; and (5) repurchase agreements with banks or registered broker dealers. Money market instruments may also include variable amount master demand notes, which are corporate obligations that permit the investment of fluctuating amounts by the Portfolio at varying rates of interest under direct arrangements between the Portfolio, as lender, and the borrower, and which permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount invested under such notes at any time up to the full amount provided by the note agreement or to decrease the amount, while the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.
Zero Coupon, Pay-in-Kind and Step Coupon Securities
     Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a face value equal to the amount of the coupon payment that would have been made.
     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Under many market conditions, investments in zero coupon, step-coupon and pay-in-kind securities may be illiquid, making it difficult for the Portfolio to dispose of them or to determine their current value.

INVESTMENT RESTRICTIONS
Fundamental Investment Restrictions
     The investment restrictions set forth below are fundamental policies of the Portfolio and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of the Portfolio. Under these restrictions, the Portfolio:
(1)	May not concentrate its investments in a particular “industry,” as that term is used in the 1940 Act, as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.

(2)	May not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or that invest in real estate or interests therein.

(3)	May not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(4)	May not purchase or sell commodities. This restriction shall not prohibit the Portfolio, subject to the restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options, foreign exchange contracts, swap agreements and other financial transactions not requiring delivery of physical commodities.

(5)	May borrow money to the maximum extent permitted by law, as interpreted or modified, or otherwise permitted by regulatory authority having jurisdiction from time to time.

(6)	May not issue senior securities, except as permitted borrowings or as otherwise permitted under the 1940 Act.

(7)	May not make loans, except that this restriction shall not prohibit the purchase of debt obligations or entering into repurchase agreements or the lending of the Portfolio’s portfolio securities.
Non-Fundamental Investment Restrictions
     The Portfolio is also subject to the following non-fundamental restriction (which may be changed without shareholder approval). The Portfolio may not, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-related instruments. The Portfolio may not change this non-fundamental investment restriction unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.
     In addition, the Portfolio is subject to the following non-fundamental restriction (which may be changed without shareholder approval). The Portfolio may not invest more than 15% of its net assets (taken at market value at the time of the investment) in “illiquid securities,” illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser’s or Sub-Adviser’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).
Other Information Regarding Investment Restrictions

     The Portfolio is also subject to other restrictions under the 1940 Act; however, the registration of the Trust under the 1940 Act does not involve any supervision by any federal or other agency of the Trust’s management or investment practices or policies, other than incident to occasional or periodic compliance examinations conducted by the SEC staff.
     Unless otherwise stated, all limitations applicable to the Portfolio’s investments will apply at the time of investment. The Portfolio will not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Any subsequent change in the percentage of the Portfolio’s total assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s total assets will not require the Portfolio to dispose of an investment until the Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. The Adviser or Sub-Adviser will take into account market, tax and other consequences to the Portfolio in considering whether or not sell or close out an investment that has become inconsistent with an investment limitation after its purchase due to market fluctuations, a change in ratings assigned to the security or other factors. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings. Unless otherwise indicated, references to assets in the percentage limitations on the Portfolio’s investments refers to total assets.
     The Sub-Adviser may use Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, the FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Sub-Adviser) for purposes of the Portfolio’s investment restrictions and policies relating to industry concentration, and the approaches used by the Sub-Adviser may differ from one another.
     In addition, the Sub-Adviser may use definitions and standards to determine compliance with the investment policies, strategies and restrictions of the Portfolio it sub-advises that are specific to that Sub-Adviser. For example, the Sub-Adviser may employ its own internally-developed definitions and standards in connection with defining Portfolio market capitalization criteria (e.g., determining whether a company is a “large,” “mid” or “small” capitalization company), characterizing a security as an “equity” or “fixed income” security, characterizing a security as a “growth” or “value” security, determining the composition of an “industry,” “sector” or group of related industries or sectors, determining the scope of a “geographic region” and characterizing an investment as a U.S. or non-U.S. investment (or otherwise determining the location of an investment for purposes of the Portfolio’s geographic restrictions). In addition, the definitions and standards used by the Sub-Adviser may change over time and without notice to investors, and in certain cases the Sub-Adviser may use definitions and standards for the Portfolio that differ from the definitions and standards it uses for other series of the Trust or for other portfolios and accounts that it advises.
     Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.
     To the extent the Portfolio covers its commitment under a derivative instrument or other borrowing by the segregation of liquid assets, equal in value to the amount of the Portfolio’s commitment, or by entering into offsetting positions, such instrument is not considered a “senior security” for purposes of the asset coverage requirements otherwise applicable to borrowings by the Portfolio.
     The Portfolio interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Portfolio, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to an exemptive order of the SEC.
     The phrase “shareholder approval,” as used in the Prospectus, and the phrase a “vote of a majority of the outstanding voting securities,” as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio, Trust or share class, as the case may be, or (2) 67% or more of the shares of the Portfolio, Trust or share class, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
MANAGEMENT OF THE TRUST
Trustees and Officers
     The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Declaration of Trust, its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.
Board Leadership Structure — The Trust’s Board of Trustees consists of seven Trustees, six of whom are not “interested persons” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust or of the Adviser (the “Independent Trustees”), which represents over 85% of Board members that are Independent Trustees. An Independent Trustee serves as Chairman of the Trustees and is selected by vote of the majority of the Independent Trustees. The Chairman of the Trustees presides at meetings of the Board and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings, and performs such other functions as may be requested by the Board from time to time.
     The Board of Trustees meets regularly four times each year to discuss and consider matters concerning the Trust and the Portfolio, and also holds special meetings to address matters arising between regular meetings. The Independent Trustees regularly meet outside the presence of Trust management and are advised by independent legal counsel. Regular meetings generally take place in-person; other meetings may take place in-person or by telephone.
     The Board of Trustees has established four standing Committees to facilitate the Trustees’ oversight of the management of the Trust: the Audit Oversight Committee, the Nominating Committee, the Valuation Committee and the Compensation Committee. The functions and role of each Committee are described below under “—Committees of the Board of Trustees.” The membership of each Committee consists of all of the Independent Trustees, which the Board believes allows them to participate in the full range of the Board’s oversight duties.
     The Board reviews its leadership structure periodically and has determined that this leadership structure, including an Independent Chairman, a supermajority of Independent Trustees and Committee membership limited to Independent Trustees, is appropriate in light of the characteristics and circumstances of the Trust. In reaching this conclusion, the Board considered, among other things, the predominant role of the Adviser and the Sub-Adviser in the day-to-day management of the Portfolio’s affairs, the extent to which the work of the Board is conducted through the Committees, the number of portfolios that comprise the Trust and the Fund Complex (defined below), the variety of asset classes those series include, the net assets of the Portfolio, the Trust and the Fund Complex and the management, distribution and other service arrangements of the Portfolio, the Trust and the Fund Complex. The Board also believes that its structure, including the presence of one Trustee who is an executive with various Adviser-affiliated entities, facilitates an efficient flow of information concerning the management of the Trust to the Independent Trustees.
Risk Oversight — The Portfolio has retained the Adviser and the Sub-Adviser to provide investment advisory services, and, in the case of the Adviser, administrative services, and these service providers are immediately responsible for the management of risks that may arise from Portfolio investments and operations. Some employees of the Adviser serve as the Trust’s officers, including the Trust’s principal executive officer and principal financial and accounting officer. The Adviser and the Sub-Adviser employ different processes, procedures and controls to identify and manage different types of risks that may affect the Portfolio. The Board oversees the performance of these functions by the Adviser and Sub-Adviser, both directly and through the Committee structure it has established. The Board receives from the Adviser and Sub-Adviser a wide range of reports, both on a regular and as-needed basis, relating to the Portfolio’s activities and to the actual and potential risks of the Portfolio and the Trust as a whole. These include reports on investment risks, custody and valuation of the Portfolio’s assets, compliance with applicable laws, and the Portfolio’s financial accounting and reporting. The Board also regularly receives, from the Portfolio’s principal underwriter, reports regarding the distribution, sale and marketing of the Portfolio’s shares, as well as related risks. In addition, the Board meets periodically with the individual portfolio managers of the Portfolio to receive reports regarding the portfolio management of the Portfolio and their performance, including their investment risks. In the course of these meetings and discussions with AGIFM and the Sub-Adviser, the Board has emphasized the importance of maintaining vigorous risk management programs and procedures.
     In addition, the Board has appointed a Chief Compliance Officer (“CCO”). The CCO oversees the development of compliance policies and procedures that are reasonably designed to minimize the risk of violations of the federal securities laws (“Compliance Policies”). The CCO reports directly to the Independent Trustees, interacts with individuals within AGIFM’s organization including its Chief Risk Officer, and provides presentations to the Board at its quarterly meetings and an annual report on the application of the Compliance Policies. The Board periodically discusses relevant risks affecting the Trust with the CCO at these meetings. The Board has approved the Compliance Policies and reviews the CCO’s reports. Further, the Board annually reviews the sufficiency of the Compliance Policies, as well as the appointment and compensation of the CCO.
     The Board recognizes that the reports it receives concerning risk management matters are, by their nature, typically summaries of the relevant information. Moreover, the Board recognizes that not all risks that may affect the Portfolio can be identified in advance; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that it may be necessary to bear certain risks (such as investment-related risks) in seeking to achieve the Portfolio’s investment objective; and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and for other reasons, the Board’s risk management oversight is subject to substantial limitations.
     The Trustees and officers of the Trust, their dates of birth, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other public company directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s).
Trustees

		Term of		Number of	Other
		Office		Portfolios in	Directorships
Name		and	Principal	Fund	Held by
Address	Position(s)	Length of	Occupation(s)	Complex***	Trustee
and Date of	Held with	Time	During the Past	Overseen by	During the
Birth*	Trust	Served**	5 Years	Trustee	Past 5 Years
Independent Trustees****

Paul Belica 09/27/1921	Trustee	Since inception (March 2000)	Retired. Formerly, Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding, Inc., Goal Funding II, Inc. and Surety Loan Fund, Inc.; Manager of Stratigos Fund LLC, Whistler Fund LLC, Xanthus Fund LLC & Wynstone Fund LLC. Trustee of the funds in the Allianz/PIMCO Fund Complex since 2000.	54	None

		Term of		Number of	Other
		Office		Portfolios in	Directorships
Name		and	Principal	Fund	Held by
Address	Position(s)	Length of	Occupation(s)	Complex***	Trustee
and Date of	Held with	Time	During the Past	Overseen by	During the
Birth*	Trust	Served**	5 Years	Trustee	Past 5 Years
Bradford K. Gallagher 2/28/1944	Trustee	Since September 2010	Founder, Spyglass Investments LLC, a private investment vehicle (since 2001); Founder, President and CEO of Cypress Holding Company and Cypress Tree Investment Management Company (since 1995); Trustee, The Common Fund (since 2005); Director, Anchor Point Inc. (since 1995); Chairman and Trustee, Atlantic Maritime Heritage Foundation (since 2007) and Director, Shielding Technology Inc. (since 2006). Trustee of the funds in the Allianz/PIMCO Fund Complex since 2010.	54	Formerly, Chairman and Trustee of Grail Advisors ETF Trust (2009-2010) and Trustee of Nicholas-Applegate Institutional Funds (2007-2010).

James A. Jacobson 02/03/1945	Trustee	Since September 2010	Retired. Formerly, Vice Chairman and Managing Director of Spear, Leeds & Kellogg Specialists, LLC, specialist firm on the New York Stock Exchange. Trustee of the funds in the Allianz/PIMCO Fund Complex since 2009.	54	Trustee, Alpine Mutual Funds Complex consisting of 16 funds

Hans W. Kertess 07/12/1939	Trustee, Chairman of the Trustees	Since 2005	President, H. Kertess & Co., a financial advisory company. Formerly, Managing Director, Royal Bank of Canada Capital Markets. Trustee of the funds in the Allianz/PIMCO Fund Complex since 2000.	54	None

William B. Ogden, IV 01/11/1945	Trustee	Since 2006	Asset Management Industry Consultant. Formerly, Managing Director, Investment Banking Division of Citigroup Global Markets Inc. Trustee of the funds in the Allianz/PIMCO Fund Complex since 2006.	54	None

Alan Rappaport 03/13/1953	Trustee	Since September 2010	Vice Chairman, Roundtable Investment Partners (since 2009); Chairman (formerly President), Private Bank of Bank of America; Vice Chairman, U.S. Trust (2001-2008). Trustee of the funds in the Allianz/PIMCO Fund Complex since 2010.	54	None

Interested Trustee*****

		Term of		Number of	Other
		Office		Portfolios in	Directorships
Name		and	Principal	Fund	Held by
Address	Position(s)	Length of	Occupation(s)	Complex***	Trustee
and Date of	Held with	Time	During the Past	Overseen by	During the
Birth*	Trust	Served**	5 Years	Trustee	Past 5 Years
John C. Maney 08/03/1959 680 Newport Center Drive, Suite 250,Newport Beach, CA 92660	Trustee	Since 2006	Management Board, Managing Director and Chief Executive Officer of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Global Investors of America L.P. since January 2005 and also Chief Operating Officer of Allianz Global Investors of America L.P. since November 2006. Trustee of the funds in the Allianz/PIMCO Fund Complex since 2006.	79	None

*	Unless otherwise indicated, the business address of the persons listed above is c/o Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, New York 10105.

**	Under the Trust’s Declaration of Trust, a Trustee serves until his or her retirement, resignation or replacement.

***	The term “Fund Complex” as used herein includes each series of the Trust and the following registered investment companies: each series of Allianz Funds, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, AGIC Convertible & Income Fund, AGIC Convertible & Income Fund II, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, NFJ Dividend, Interest and Premium Strategy Fund, AGIC International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, each series of Allianz Funds Multi-Strategy Trust, AGIC Equity & Convertible Income Fund, AGIC Global Equity & Convertible Income Fund, PIMCO Income Opportunity Fund, PCM Fund, Inc., and PIMCO Strategic Global Government Fund, Inc.

****	“Independent Trustees” are those Trustees who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the 1940 Act.

*****	Mr. Maney is an “interested person” of the Trust due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors of America LLC; Member—Board of Directors and Chief Operating Officer of Allianz Global Investors of America Holdings Inc. and Oppenheimer Group, Inc.; Managing Director and Chief Operating Officer of Allianz Global Investors NY Holdings LLC; Managing Director and Chief Operating Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz Global Investors U.S. Retail LLC; Compensation Committee of NFJ Investment Group LLC; Management Board of Nicholas-Applegate Holdings LLC; Member — Board of Directors and Chief Operating Officer of PIMCO Global Advisors (Resources) Limited; Executive Vice President of PIMCO Japan Ltd.; Chief Operating Officer of Allianz Global Investors U.S. Holding II LLC; and Member and Chairman — Board of Directors, President and Chief Operating Officer of PFP Holdings, Inc. and Managing Director of Allianz Global Investors Capital LLC.

Officers

Term of
Name		Office and	Principal
Address	Position(s)	Length of	Occupation(s)
and Date of	Held with	Time	During the Past
Birth	Trust	Served+	5 Years
Brian S. Shlissel 11/14/1964	President & Chief Executive Officer	Since December 2002. Formerly, President & Treasurer, December 2000- December 2002.	Managing Director, Head of Mutual Fund Services of Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 29 funds in the Fund Complex; President of 50 funds in the Fund Complex; and Treasurer, Principal Financial and Accounting Officer of The Korea Fund, Inc. Formerly, Treasurer, Principal Financial and Accounting Officer of 50 funds in the Fund Complex (3/2008 to 12/2010).

Lawrence G. Altadonna 03/10/1966	Treasurer, Principal Financial and Accounting Officer	Since December 2002	Senior Vice President, Director of Fund Administration of Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 79 funds in the Fund Complex; and Assistant Treasurer of The Korea Fund, Inc. Formerly, Assistant Treasurer of 50 funds in the Fund Complex (3/2008 to 12/2010).

Thomas J. Fuccillo 03/22/1968	Vice President, Secretary and Chief Legal Officer	Since December 2004	Executive Vice President, Chief Legal Officer and Secretary of Allianz Global Investors Fund Management LLC; Executive Vice President of Allianz Global Investors of America L.P. Vice President, Secretary and Chief Legal Officer of 79 funds in the Fund Complex; and Secretary and Chief Legal Officer of The Korea Fund, Inc.

Youse E. Guia 09/03/1972 680 Newport Center Drive, Suite 250 Newport Beach, CA 92660	Chief Compliance Officer	Since September 2004	Senior Vice President, Chief Compliance Officer, Allianz Global Investors of America L.P.; Chief Compliance Officer of 79 funds in the Fund Complex and of The Korea Fund, Inc.

Kathleen A. Chapman 11/11/1964	Assistant Secretary	Since December 2006	Vice President, Senior Paralegal, Allianz Global Investors of America, L.P.; and Assistant Secretary of 79 funds in the Fund Complex.

Lagan Srivastava 09/20/1977	Assistant Secretary	Since December 2006	Vice President of Allianz Global Investors of America L.P.; Assistant Secretary of 79 funds in the Fund Complex and of The Korea Fund, Inc.

Scott Whisten 03/13/1971	Assistant Treasurer	Since January 2007	Senior Vice President, Allianz Global Investors Fund Management LLC; and Assistant Treasurer of 79 funds in the Fund Complex.

Richard J. Cochran 01/23/1961	Assistant Treasurer	Since May 2008	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 79

Term of
Name		Office and	Principal
Address	Position(s)	Length of	Occupation(s)
and Date of	Held with	Time	During the Past
Birth	Trust	Served+	5 Years
funds in the Fund Complex and of The Korea Fund, Inc. Formerly, Tax Manager, Teachers Insurance Annuity Association/College Retirement Equity Fund (TIAA-CREF) (2002-2008).

Orhan Dzemaili 04/18/1974	Assistant Treasurer	Since January 2010	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 79 funds in the Fund Complex. Formerly, Accounting Manager, Prudential Investments LLC (2004-2007).

+	Under the Trust’s Bylaws, an officer serves until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the Trustees.
     Each of the Trust’s executive officers is an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) as a result of his or her position(s) set forth in the table above.
     Trustee Qualifications — The Board has determined that each Trustee should continue to serve as such based on several factors (none of which alone is decisive). Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.
     In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Portfolio, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Following is a summary of various qualifications, experiences and skills of each Trustee (in addition to business experience during the past five years set forth in the table above) that contributed to the Board’s conclusion that an individual should serve on the Board. References to qualifications, experiences and skills are not intended to hold out the Board or individual Trustees as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.
     Paul Belica — Mr. Belica has substantial executive and board experience in the financial services and investment management industries. He formerly served as director to several other investment companies. Having served as Director, Senior Vice President and Managing Director of Smith Barney, Harris Upham & Co, he provides the Trust with significant financial expertise and has been determined by the Board to be an “audit committee financial expert.” He also brings significant public sector experience, having formerly served as Chairman of the State of New York Mortgage Agency and as executive director of several related public authorities.
     Bradford K. Gallagher — Mr. Gallagher has substantial executive and board experience in the financial services and investment management industries. He has served as director to several other investment companies. Having served on the Operating Committee of Fidelity Investments and as a Managing Director and President of Fidelity Investments Institutional Services Company, he provides the Trust with significant asset management industry expertise. He also brings significant securities industry experience, having served as a developer and founder of several enterprises and private investment vehicles.
     James A. Jacobson — Mr. Jacobson has substantial executive and board experience in the financial services industry. He served for more than 15 years as a senior executive at an NYSE specialist firm. He has also served on the NYSE Board of Directors, including terms as Vice Chair. As such, he provides significant expertise on matters relating to portfolio brokerage and trade execution. He also provides the Trust with significant financial expertise and serves as the Audit Oversight Committee’s Chair and has been determined by the Board to be an “audit committee financial expert.” He has expertise in investment company matters through his service as a trustee of another fund family.
     Hans W. Kertess — Mr. Kertess has substantial executive experience in the investment management industry. He is the president of a financial advisory company, H. Kertess & Co., and formerly served as a Managing Director of Royal Bank of Canada Capital Markets. He has significant expertise in the investment banking industry.
     John C. Maney — Mr. Maney has substantial executive and board experience in the investment management industry. He has served in a variety of senior-level positions with investment advisory firms affiliated with the Adviser. Because of his familiarity with the Adviser and affiliated entities, he serves as an important information resource for the Independent Trustees and as a facilitator of communication with the Adviser.
     William B. Ogden, IV — Mr. Ogden has substantial senior executive experience in the investment banking industry. He served as Managing Director at Citigroup, where he established and led the firm’s efforts to raise capital for and provide mergers and acquisition advisory services to asset managers and investment advisers. He also has significant expertise with fund products through his senior-level responsibility for originating and underwriting a broad variety of such products.
     Alan Rappaport — Mr. Rappaport has substantial senior executive experience in the financial services industry. He formerly served as Chairman and President of the private banking division of Bank of America and as Vice Chairman of U.S. Trust. He is currently the Vice Chairman of an investment banking firm.
Committees of the Board of Trustees
     Audit Oversight Committee. The Board has established an Audit Oversight Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), consisting of Messrs. Belica, Gallagher, Jacobson, Kertess, Ogden and Rappaport, each of whom is an Independent Trustee. Mr. Jacobson is the current Chairman of the Audit Oversight Committee. The Audit Oversight Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Trust and, among other things, determines the selection of an independent registered public accounting firm for the Trust and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those auditors on behalf of the Trust and services to be performed by the auditors for certain affiliates, including the Adviser, the Sub-Adviser and entities in a control relationship with the Adviser or the Sub-Adviser that provide services to the Trust where the engagement relates directly to the operations and financial reporting of the Trust. The Committee considers the possible effect of those services on the independence of the Trust’s independent registered public accounting firm. The Audit Oversight Committee convened two times during the fiscal year ended October 31, 2010.
     Nominating Committee. The Board has established a Nominating Committee composed solely of Independent Trustees, consisting of Messrs. Belica, Gallagher, Jacobson, Kertess, Ogden and Rappaport. The Nominating Committee is responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created or when Trustees are to be re-elected. The Nominating Committee convened two times during the fiscal year ended October 31, 2010.
     Qualifications, Evaluation and Identification of Director Nominees. The Nominating Committee of the Trust requires that Trustee candidates have a college degree or equivalent business experience. When evaluating candidates, the Nominating Committee may take into account a wide variety of factors including, but not limited to: (i) availability and commitment of a candidate to attend meetings and perform his or her responsibilities on the Board, (ii) relevant industry and related experience, (iii) educational background, (iv) financial expertise, (v) an assessment of the candidate’s ability, judgment and expertise and (vi) overall Board composition. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: (i) the Trust’s current Trustees, (ii) the Trust’s officers, (iii) the Portfolio’s shareholders and (iv) any other source the Committee deems to be appropriate. The Nominating

Committee may, but is not required to, retain a third-party search firm at the Trust’s expense to identify potential candidates.
     Consideration of Candidates Recommended by Stockholders. The Nominating Committee will review and consider nominees recommended by shareholders to serve as Trustee, provided that the recommending shareholder follows the Procedures for Shareholders to Submit Nominee Candidates, which are set forth as Appendix A to the Trust’s Nominating Committee Charter and attached as Appendix C to this Statement of Additional Information. Among other requirements, these procedures provide that the recommending shareholder must submit any recommendation in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary. Please refer to Appendix A to the Nominating Committee Charter, which is attached as Appendix C to this Statement of Additional Information.
     The Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board of Trustees.
     Valuation Committee. The Board has established a Valuation Committee, which consists of Messrs. Belica, Gallagher, Jacobson, Kertess, Ogden and Rappaport. The Board has delegated to the Committee, pursuant to procedures adopted by the Board, the responsibility to determine or cause to be determined the fair value of the Trust’s portfolio securities and other assets when market quotations are not readily available. The Valuation Committee reviews and approves procedures for the fair valuation of Trust’s portfolio securities and periodically reviews information from the Adviser and the Sub-Adviser regarding fair value and liquidity determination made pursuant to Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular valuation matters. The Valuation Committee convened four times during the fiscal year ended October 31, 2010.
     Compensation Committee. The Board has established a Compensation Committee, which consists of Messrs. Belica, Gallagher, Jacobson, Kertess, Ogden and Rappaport. The Compensation Committee meets as the Board deems necessary to review and make recommendations regarding compensation payable to the Trustees who are not directors, officers, partners or employees of the Adviser, the Sub-Adviser or any entity controlling, controlled by or under common control with the Adviser or the Sub-Adviser. The Compensation Committee did not convene separately during the fiscal year ended October 31, 2010.
Securities Ownership
     For each Trustee, the following table discloses the dollar range of equity securities in the Trust beneficially owned by the Trustee and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies as of February 1, 2011.

		Aggregate Dollar Range of Equity
		Securities in All Registered
		Investment Companies Overseen
	Dollar Range of Equity	by Trustee in Family of
Name of Trustee	Securities in the Trust	Investment Companies
Independent Trustees
Paul Belica	$0	$0
Bradford K. Gallagher	$0	Over $100,000
James A. Jacobson	$0	Over $100,000
Hans W. Kertess	$0	Over $100,000
William B. Ogden, IV	$0	$10,001-$50,000
Alan Rappaport	$0	Over $100,000
Interested Trustee
John C. Maney	$0	Over $100,000

     To the Trust’s knowledge, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of February 1, 2011 by Independent Trustees and their immediate family members.

Name of Owners
and
Relationships to
	Trustee or			Value of	Percent of
Name of Trustee	Nominee	Company	Title of Class	Securities	Class
Paul Belica	None	None	N/A	N/A	N/A
Bradford K. Gallagher	None	None	N/A	N/A	N/A
James A. Jacobson	None	None	N/A	N/A	N/A
Hans W. Kertess	None	None	N/A	N/A	N/A
William B. Ogden, IV	None	None	N/A	N/A	N/A
Alan Rappaport	None	None	N/A	N/A	N/A
Trustees’ Compensation
     Each of the Independent Trustees also serves as a trustee of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund III, AGIC Convertible & Income Fund, AGIC Convertible & Income Fund II, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, PIMCO Corporate Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, NFJ Dividend, Interest & Premium Strategy Fund, AGIC International and Premium Strategy Fund, AGIC Equity & Convertible Income Fund, AGIC Global Equity & Convertible Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO Income Opportunity Fund, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc., each a closed-end fund for which the Adviser serves as investment adviser and affiliates of the Adviser serve as sub-adviser, as well as two other open-end investment companies (one open-end investment company liquidated as of April 30, 2010) for which the Adviser serves as investment adviser and administrator and affiliates of the Adviser serve as investment sub-advisers (together, the “Allianz Managed Funds”). As indicated above, certain of the officers of the Portfolio are affiliated with the Adviser.
     The Portfolio and the Allianz Managed Funds are expected to hold joint meetings of their Boards of Trustees whenever possible. Each Trustee, other than any Trustee who is a director, officer, partner or employee of the Adviser, PIMCO or any entity controlling, controlled by or under common control with the Adviser or PIMCO receives annual compensation of $250,000, which is payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman annually receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.
     Each Trustee’s compensation and other costs of joint meetings are allocated among the Portfolio and the Allianz Managed Funds for which such Trustee serves as Trustee based on the complexity of issues relating to each such Fund or Portfolio and relative time spent by the Trustees in addressing them, and secondarily, on relative net assets.
     Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below).
     The following table sets forth information regarding compensation for the most recent fiscal year ended October 31, 2010 received by those Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust. Trustees who are interested persons of the Trust and officers of the Trust receive no compensation from the Trust.

		Pension Or		Total Compensation
		Retirement		From Trust and Fund
	Aggregate	Benefits Accrued	Estimated	Complex Paid To
Name Of	Compensation	As Part of	Annual Benefits	Trustees as of Year-Ended
Person, Position*	From Trust*	Trust Expenses	Upon Retirement	December 31, 2010**
Paul Belica	$20,455	N/A	N/A	$286,141
Robert E. Connor[1]	$6,250	N/A	N/A	$62,500
Bradford K. Gallagher[2]	$808	N/A	N/A	$70,720
James A. Jacobson[2]	$904	N/A	N/A	$247,542
Hans W. Kertess	$22,263	N/A	N/A	$325,000
William B. Ogden, IV	$17,125	N/A	N/A	$250,000
Alan Rappaport[2]	$808	N/A	N/A	$126,972
R. Peter Sullivan III[3]	$14,208	N/A	N/A	$145,833

*	Mr. Maney is an interested person of the Trust and does not receive compensation from the Trust for his services as Trustee.

**	In addition to serving as trustees of the Trust during the most recently completed fiscal year, each Trustee served as Trustee or director of several closed-end and two open-end investment companies advised by the Adviser (one open-end investment company liquidated as of April 30, 2010). The Trustees serve as Trustee or director of 24 such investment companies. These investment companies are considered to be in the same Fund Complex as the Trust.

(1)	Robert E. Connor served as a Trustee of the Trust until his death on April 8, 2010.

(2)	Bradford K. Gallagher, James A. Jacobson and Alan Rappaport and were elected by shareholders as Trustees of the Trust effective September 21, 2010.

(3)	R. Peter Sullivan III retired as a Trustee of the Trust effective July 31, 2010.

Codes of Ethics
     The Trust, the Adviser, the Sub-Advisers and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.
Proxy Voting Policies
     The Board of Trustees has delegated to the Adviser, and the Adviser has in turn delegated to the Sub-Advisers, responsibility for voting any proxies relating to portfolio securities held by the Portfolio in accordance with the Sub-Advisers’ proxy voting policies and procedures. A copy of the proxy voting policies and procedures to be followed by the Trust, and summary descriptions of the proxy voting policies and procedures to be followed by each of the Adviser and the Sub-Advisers, on behalf of the Portfolio, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix A (“Proxy Voting Policies”). Copies of these proxy voting policies and procedures are also available, without charge, by calling 1-800-426-9727 or on the Trust’s website at www.allianzinvestors.com. Information about how the Trust voted proxies relating to portfolio securities held during the twelve months ended June 30, 2010 is available (i) without charge, upon request, by calling the Trust at (800) 462-9727; (ii) on the Trust’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
Investment Adviser
     AGIFM serves as investment adviser to the Portfolio pursuant to an investment advisory agreement (the “Advisory Agreement”) between AGIFM and the Trust. The Adviser is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). AGI was organized as a limited partnership under Delaware law in 1987. AGI’s sole general partner is Allianz Global Investors of America LLC has two members, Allianz of America, Inc. (“Allianz of America”), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Global Investors of America Holdings, Inc., a Delaware corporation which owns a 0.1% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz SE. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is an indirect subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in AGI. Allianz SE is a European-based, multinational insurance and financial services holding company. The address for AGI, Allianz Global Investors of America LLC and Allianz Global Investors of America Holding Inc. is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660. The address for Allianz Global Investors Aktiengesellschaft is Nymphenburger Strasse 112-116, 80636 Munich, Germany. Allianz SE’s address is Koeniginstrasse 28, D-80802, Munich, Germany.
     The general partner of AGI has substantially delegated its management and control of AGI to an Executive Committee.
     The Adviser is located at 1345 Avenue of the Americas, New York, NY 10105. AGIFM had approximately $44.7 billion in assets under management as of December 31, 2010. AGI together with its investment management subsidiaries had approximately $1.3 trillion in assets under management as of December 31, 2010.
     As of the date of this Statement of Additional Information, there are currently no significant institutional shareholders of Allianz SE. Allianz SE owns approximately 10% of Commerzbank AG. Certain broker-dealers that might be controlled by or affiliated with Commerzbank AG may be considered to be affiliated persons of the Adviser and its affiliates. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as “Affiliated Brokers.”) Absent an SEC exemption or other regulatory relief, the Portfolio is generally precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Portfolio’s ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act.
Advisory Agreement
     AGIFM, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Portfolio and for managing, either directly or through others selected by the Adviser, the investments of the Portfolio. AGIFM also furnishes to the Board of Trustees periodic reports on the investment performance of the Portfolio. As more fully discussed below, AGIFM has engaged an affiliate to serve as Sub-Adviser.
     Under the terms of the Advisory Agreement, AGIFM is obligated to manage the Portfolio in accordance with applicable laws and regulations. The investment advisory services of AGIFM to the Portfolio are not exclusive under the terms of the Advisory Agreement. AGIFM is free to, and does, render investment advisory services to others.
Sub-Advisers
     Pursuant to a sub-advisory agreement between AGIFM and RCM (the “Sub-Advisory Agreement”), RCM provides investment services to the Portfolio. Pursuant to the terms of the Sub-Advisory Agreement, RCM is responsible for managing, either directly or through others selected by it, the investment of the Portfolio’s assets, subject to the general oversight and supervision of AGIFM and the Board of Trustees. RCM has, in turn, delegated responsibility for the day-to-day portfolio management of the Portfolio to its affiliate, AGIA. AGIA serves as portfolio manager for the Portfolio pursuant to a separate portfolio management agreement (the “Portfolio Management Agreement”) between RCM and AGIA. Pursuant to the terms of the Portfolio Management Agreement with RCM, AGIA has full investment discretion and makes all determinations with respect to the investment of the assets of Portfolio, subject to the general supervision of RCM, AGIFM and the Board of Trustees.
     RCM is an investment management firm organized as a Delaware limited liability company. RCM is wholly-owned by Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. RCM is the successor investment adviser to Rosenberg Capital Management, which commenced operations in 1970. RCM provides advisory services to mutual funds and institutional accounts. RCM is located at 555

Mission Street, Suite 1700, San Francisco, California 94105. As of December 31, 2010, RCM had approximately $22 billion in assets under management.
     AGIA is wholly owned by Allianz Global Investors Aktiengesellschaft, which is a wholly owned subsidiary of Allianz SE. AGIA is located at Mainzer Landstrasse 11-13, Frankfurt am Main, Germany 60329. AGIA was established in 1990, and provides advisory services to high net worth clients and pooled products. Although AGIA has been registered as an investment management company in Germany since 1990, it registered in October 2006 as an investment adviser in the United States. As of December 31, 2010, AGIA managed approximately $26 billion, principally for clients located in Europe.
Certain Terms of the Advisory Agreement, Sub-Advisory Agreement and Portfolio Management Agreement
     The Advisory Agreement, the Sub-Advisory Agreement and the Portfolio Management Agreement were each approved by the Trustees of the Trust (including all of the Trustees who are not “interested persons” of the Adviser, RCM, or AGIA). The Portfolio’s Advisory Agreement, Sub-Advisory Agreement and Portfolio Management Agreement will each continue in force with respect to the Portfolio for two years from their respective dates, and from year to year thereafter, but only so long as their continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser, the Sub-Adviser, or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding voting shares of all classes of the Portfolio. Each of the Advisory Agreement, the Sub-Advisory Agreement and the Portfolio Management Agreement automatically terminates on assignment.
     The Portfolio’s Advisory Agreement may be terminated on not less than 60 days’ notice by the Adviser to the Portfolio or by the Portfolio to the Adviser. The Portfolio’s Sub-Advisory Agreement may be terminated on not less than 60 days’ notice by the Adviser to the Sub-Adviser or by the Sub-Adviser to the Adviser, or by the Portfolio at any time with respect to the services provided by the Sub-Adviser, without the payment of any penalty, by vote of (1) a majority of the Trustees of the Trust; (2) a majority of the Trustees of the Trust who are not parties to this Agreement or “interested persons” (as such term is defined in the 1940 Act) of the Trust, the Adviser or the Sub-Adviser; or (3) a majority of the outstanding voting shares of the Portfolios, on 60 days’ written notice to the Sub-Adviser. The Portfolio’s Portfolio Management Agreement may be terminated on not less than 60 days’ notice by the RCM to the AGIA or by AGIA to RCM, or by the Portfolio with respect to the services provided by the Sub-Adviser, without the payment of any penalty, by vote of (1) a majority of the Trustees of the Trust; (2) a majority of the Trustees of the Trust who are not parties to this Agreement or “interested persons” (as such term is defined in the 1940 Act) of the Trust, the Adviser or the Sub-Adviser; or (3) a majority of the outstanding voting shares of the Portfolio, on 60 days’ written notice to the Sub-Adviser.
     The Portfolio’s Advisory Agreement, Sub-Advisory Agreement and Portfolio Management Agreement provide that the Adviser and each Sub-Adviser, as applicable, shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
     None of the Advisory Agreement, Sub-Advisory Agreement, or the Portfolio Management Agreement requires the Portfolio to pay any advisory/sub-advisory or other fee to the Adviser or Sub-Adviser. Although the Portfolio does not compensate the Adviser or Sub-Adviser directly for their services under the Advisory Agreement or Portfolio Management Agreement, respectively, the Adviser and Sub-Adviser may benefit from their or their affiliates’ relationship with the sponsors of wrap fee programs for which the Portfolio is an investment option.
Portfolio Manager Compensation
     The following summarizes the structure of and methods used to determine the compensation of each individual (as listed in the Prospectus) who shares primary responsibility for the day-to-day portfolio management of the Portfolio:

     RCM maintains a compensation system that is designed to reward excellence, retain talent and align the individual interests of its staff with the investment results generated on behalf of its clients. RCM’s compensation structure reflects their belief that investment professionals are a key element of the company’s success in meeting clients’ objectives. RCM’s compensation strategy involves global standards that are applied similarly across the broader RCM Organization. The global RCM Organization is a global investment advisory organization, consisting of separate affiliated firms, which operates under the brand name RCM. In the case of certain regional experts located in other RCM Organization offices worldwide who are “associated persons” of RCM and who serve as portfolio managers for RCM Funds, this compensation strategy is applied independently by each RCM Organization company that employs such a portfolio manager. In such cases, RCM compensates the employing company through an affiliated transfer pricing arrangement that takes into account the value placed by RCM on the shared service of the portfolio manager.
     The primary components of RCM’s compensation system are a fixed base salary, an annual cash incentive payment (bonus) and a Long Term Incentive Plan Award (“LTIPA”). RCM strives to provide its people with a competitive overall package, for which it conducts ongoing research to ensure that each component, as well as total compensation, is ahead of or in line with market levels, and takes into account their performance, experience and potential. While the bonus is a cash payment driven by achievements of the individual and the business relative to set goals, the LTIPA has as its key value driver the overall growth in our operating results and thus offers our senior professionals participation in the growth of RCM’s business.
     Base salary. Base salary typically reflects scope, responsibilities and experience required in a particular role, be it on the investment side or any other function in the company. Base compensation is regularly reviewed against peers with the help of compensation survey data as well as special competitor analysis, where necessary. Base compensation typically is a bigger percentage of total compensation for more junior positions while for the most senior roles it will be a much smaller component often even capped at certain levels and only adjusted every few years.
     Bonus. Bonus compensation is designed to primarily reflect the achievements of an individual against set goals and over a certain time period. For an investment professional these goals will typically be 70% quantitative and 30% qualitative, the former reflecting investment performance evaluated based on peer data over a three-year rolling time period (calculated as one-year plus three year results at 25% and 75% weighting) and the latter reflecting contributions to broader team goals, contributions made to client review meetings, to product development or product refinement initiatives. RCM’s regional chief investment officer (“CIO”) as well as the global CIO have the same 70% quantitative/30% qualitative metric as their team members with the 70% determined by the asset weighted performance against respective benchmarks of all the portfolios under their supervision.
     Long-Term Incentive Plan. The goal of LTIPA as the non-cash, longer term incentive portion of the compensation system, is to strengthen further the alignment between RCM’s clients, senior professionals, and RCM’s corporate parent. This is achieved by the program having a three year time horizon and a valuation metric which is driven by the overall performance of operating results at the level of RCM as well as Allianz Global Investors AG, RCM’s parent. LTIPA is awarded annually — for senior professionals it typically amounts to between 20-30 percent of total compensation — and pays in cash after three years, with the value determined as a multiple of the initial award and growth in operating results. Therefore, under normal circumstances, it is expected that a senior professional will have at all times at least one year of total compensation invested in three tranches of LTIPA. In terms of the criteria driving the specific allocation amounts, they are typically similar to the ones driving bonus; however, more emphasis is given to entrepreneurial initiatives, to achievements above and beyond the “normal” scope of the role and the deferred nature of the awards also allows RCM to emphasize the longer term nature of many of the projects critical for RCM to deliver results on a sustainable basis. RCM views this as very competitive and similar in nature to ownership, yet its employees do not need a liquidity event to realize large gains in value.
Securities Ownership

     Each of the primary portfolio managers was not a beneficial owner of shares of a portfolio that he or she managed as of October 31, 2010.
Other Accounts Managed by Portfolio Managers
     The following table summarizes information regarding other accounts managed by the portfolio managers of the Portfolio. The information is as of October 31, 2010 and includes amounts managed by a team, committee, or other group that includes the portfolio manager.

	Matthew Bowyer		Lucy Macdonald
Account Type	#	AUM ($MM)	#	AUM ($MM)
Registered Investment Companies	1	13	2	15
Other pooled investment vehicles	0	0	4	1,195
Other accounts	3	307	28	5,924
     The following table provides information regarding other accounts managed for which management fees are based on the performance of the pooled vehicle as of October 31, 2010:

	Matthew Bowyer		Lucy MacDonald
Account Type	#	AUM($MM)	#	AUM($MM)
Registered Investment Companies	0	0	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	1	41	0	0
Potential Conflicts of Interest
     Like other investment professionals with multiple clients, a portfolio manager for the Portfolio may face certain potential conflicts of interest in connection with managing both the Portfolio and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM and AGIA believe are faced by investment professionals at most major financial firms. RCM, AGIA, the Adviser and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different management fee rates and/or fee structures, including accounts that pay management fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:
•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
     A potential conflict of interest may arise when the Portfolio and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Portfolio as well as other accounts, the Sub-Adviser’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Portfolio or another account if one account is favored over another in allocating securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.
     “Cross trades,” in which one of the Sub-Adviser’s accounts sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Sub-Adviser, the Adviser and the Board of Trustees have adopted compliance procedures that provide that any transaction between the Portfolio and another Adviser-advised account are to be made at an independent current market price, as required by law.
     Another potential conflict of interest may arise based on the different investment objectives and strategies of the Portfolio and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the Portfolio. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the Portfolio. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.
     A portfolio manager of the Portfolio who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those portfolios and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single portfolio. The effects of this potential conflict may be more pronounced where portfolios and/or accounts overseen by a particular portfolio manager have different investment strategies.
     The Portfolio’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Portfolio. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain portfolios or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Portfolio and the Sub-Adviser’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the portfolios and/or accounts that he or she manages. See “Brokerage and Research Services.”
     The Portfolio’s portfolio managers may also face other potential conflicts of interest in managing the Portfolio, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Portfolio and other accounts. In addition, the Portfolio’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. The Sub-Adviser’s investment personnel, including the Portfolio’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to codes of ethics adopted by the Sub-Adviser, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolio.
Portfolio Administrator
     AGIFM serves as administrator (and is referred to in this capacity as the “Administrator”) to the Portfolio pursuant to an administration agreement (the “Administration Agreement”) with the Trust. The Administrator provides or procures administrative services to the Portfolio, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust’s shareholders and regulatory filings. The Administrator may retain affiliates to provide services as sub-administrators. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Portfolio, and is responsible for the costs of registration of the Trust’s shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolio.
     The Administrator has also agreed to bear all costs of the Trust’s operations.
     The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) by a majority of the Trustees who are not interested persons of the Trust or the Administrator, on 60 days’ written notice to AGIFM.
DISTRIBUTION OF TRUST SHARES
Distributor
     Allianz Global Investors Distributors LLC (the “Distributor”) serves as the principal underwriter of the Portfolio’s shares pursuant to a distribution contract with the Trust. The offering of the Portfolio’s shares is continuous. The Distributor is not obligated to sell any specific amount of the Portfolio’s shares. The distribution contract is terminable with respect to the Portfolio without penalty, at any time, by the Portfolio by not more than 60 days’ nor less than 30 days’ written notice to the Distributor, or by the Distributor upon not more than 60 days’ nor less than 30 days’ written notice to the Trust. The Trust, on behalf of the Portfolio, pays the Distributor no fees. The Distributor’s principal address is 1345 Avenue of the Americas, New York, NY 10105.
     The distribution contract will continue in effect with respect to the Portfolio for an initial two-year period and thereafter for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Portfolio, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the distribution contract by vote cast in person at a meeting called for the purpose. If the distribution contract is terminated (or not renewed) with respect to the Portfolio, it may continue in effect with respect to any other portfolio of the Trust as to which it has not been terminated (or has been renewed).
PORTFOLIO TRANSACTIONS AND BROKERAGE
Investment Decisions and Portfolio Transactions
     Investment decisions for the Portfolio and for the other investment advisory clients of the Adviser and the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Portfolio). Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser or the Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Portfolio in determining whether the allocation of an investment is suitable. As a result, larger portfolios may become more concentrated in more liquid securities than smaller portfolios or private accounts of the Adviser or the Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or the Sub-Adviser may aggregate orders for the Portfolio with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s or the Sub-Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.
Brokerage and Research Services
     There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.
     Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Portfolio through a substantial number of brokers and dealers. In so doing, the Sub-Adviser uses its best efforts to obtain for the Portfolio the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind the Portfolio’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.
     For the fiscal year ended October 31, 2010, the Portfolio paid the following amounts of brokerage commissions.

Portfolio	Fiscal Year Ended 10/31/2010
Equity Shares: Series I	$1,561
     Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio investments for the Portfolio’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Portfolio, the Sub-Adviser will seek the best price and execution of the Portfolio’s orders. In doing so, the Portfolio may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.
     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser receives research services from many broker-dealers with which the Sub-Adviser places the Portfolio’s portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities and services related to the execution of securities transactions. Some of these services are of value to the Adviser and the Sub-Adviser in advising various of their clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio. Conversely, research and brokerage services provided to the Sub-Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Sub-Adviser may be useful to the Sub-Adviser in managing the Portfolio, although not all of these services may be necessarily useful and of value to the Sub-Adviser in managing such other clients.
     In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act, as amended, the Sub-Adviser may cause the Portfolio to pay broker-dealers which provide them with “brokerage and research services” (as defined in the Exchange Act) an amount of commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which the Sub-Adviser exercises investment discretion.
     The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.
     Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for the Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser or Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.
     SEC rules further require that commissions paid to such an affiliated broker-dealer, the Adviser, or Sub-Adviser by the Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”
     References to the Sub-Adviser in this section would apply equally to the Adviser if the Adviser were to assume portfolio management responsibilities for the Portfolio and place orders for the purchase and sale of the Portfolio’s investments.
Portfolio Turnover
     The selling of the securities held by the Portfolio and reinvestment of the proceeds is known as “portfolio turnover.” The Sub-Adviser manages the Portfolio without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Portfolio. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Portfolio, the higher these transaction costs borne by the Portfolio generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are taxed when distributed to shareholders who are individuals at ordinary income tax rates). See “Taxation.”
     The portfolio turnover rate of the Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.
Disclosure of Portfolio Holdings
     The Board of Trustees has adopted, on behalf of the Portfolio, policies and procedures relating to disclosure of the Portfolio’s portfolio securities. These policies and procedures are designed to protect the confidentiality of the Portfolio’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board of Trustees.

     The Portfolio may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. In addition, the Adviser will post portfolio holdings information on its website at www.allianzinvestors.com. This website will contain the Portfolio’s complete schedule of portfolio holdings as of the last day of the most recent calendar quarter-end. The Adviser will post this information on the website approximately fifteen days after a quarter’s end, and such information will remain accessible on the website until the Portfolio files a Form N-Q or Form N-CSR on the SEC’s EDGAR website for the period that includes the date of the information. For the portfolio security (not including cash positions), the posted information will include such information about each holding as may be determined by the Adviser from time to time. If the Portfolio’s portfolio holdings information is disclosed to the public (either through a filing on the SEC’s EDGAR website or otherwise) before the disclosure of that information on the Adviser’s website, the Portfolio may then post such information on the Adviser’s website.
     Disclosure of the Portfolio’s portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to the Adviser or Sub-Adviser (together, the “Investment Advisers”), to the Portfolio’s principal underwriter, to AGI and its subsidiaries that provide services to the Funds or to the Wrap Program Adviser. In addition, to the extent permitted under applicable law, the Investment Advisers may distribute (or authorize the Portfolio’s custodian or principal underwriter to distribute) Confidential Portfolio Information to the Portfolio’s service providers (such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services) that require access to such information in order to fulfill their contractual duties with respect to the Portfolio and to facilitate the review of the Portfolio by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the Investment Advisers believe is reasonably necessary in connection with the services to be provided. Except to the extent permitted under the Trust’s portfolio holdings disclosure policies and procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration.
     Before any disclosure of Confidential Portfolio Information to unaffiliated third parties is permitted, the Investment Adviser’s Chief Compliance Officer (or persons designated by the Investment Adviser’s Chief Compliance Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the Portfolio. Furthermore, the unaffiliated recipient of Confidential Portfolio Information must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information.
     Exceptions to these procedures may only be made if the Trust’s Chief Executive Officer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in or not opposed to the best interests of the Portfolio and if the recipients are subject to a confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information. All exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting. The Investment Advisers shall have primary responsibility for ensuring that the Portfolio’s portfolio holdings information is only disclosed in accordance with these policies. As part of this responsibility, the Investment Advisers must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information. The Trust’s Chief Compliance Officer shall confirm at least annually that the Investment Advisers’ procedures and/or processes are reasonably designed to comply with these policies regarding the disclosure of portfolio holdings.
The Portfolio has ongoing arrangements to make Confidential Portfolio Information available to the following service providers or entities:

Name of Vendor	Type of Service	Frequency	Lag Time
Bloomberg	Trade system and compliance monitoring	daily	n/a
BNY Mellon	Back-office Outsourcing Service Provider (Middle-Office)	daily	n/a
Ernst & Young LLP	Independent registered public accounting firm	varied	n/a

Name of Vendor	Type of Service	Frequency	Lag Time
FactSet	Provider of financial information and analytical applications	daily	n/a
IDS GmbH	Analysis and reporting services	daily	n/a
ITG Solutions Network (Plexus)	Trade execution analysis	daily	n/a
Latent Zero	Trade order management provider	varied	n/a
PricewaterhouseCoopers LLP	Independent registered public accounting firm	varied	n/a
Risk Metrics Group	Proxy voting service	daily	n/a
Ropes & Gray LLP	Legal counsel	varied	n/a
Simpson Thacher & Bartlett LLP	Legal counsel	varied	n/a
State Street Bank and Trust Co.	Custodial services / fund accounting	daily	n/a

NET ASSET VALUE
     As described in the Prospectus under the heading “How Portfolio Shares are Priced,” the net asset value per share (“NAV”) of the Portfolio’s shares is determined by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio. The Prospectus further notes that Portfolio shares are valued on each day that the New York Stock Exchange is open (a “Business Day”), and describes the time (the “Valuation Time”) as of which Portfolio shares are valued each Business Day. The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In accordance with regulations governing registered investment companies, the Portfolio’s transactions in securities and purchases and sales of Portfolio shares (which bear upon the number of Portfolio shares outstanding) are generally not reflected in NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.
     The Board of Trustees of the Trust has delegated primary responsibility for determining or causing to be determined the value of the Portfolio’s securities and other assets (including any fair value pricing) and the NAV of the Portfolio’s shares to AGIFM, in its capacity as Administrator, pursuant to valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Administrator has, in turn, delegated various of these responsibilities to State Street Bank & Trust Co., as the Portfolio’s custodian, the Sub-Adviser, and other agents. The Trustees have established a Valuation Committee of the Board to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.
     As described in the Prospectus, for purposes of calculating NAV, the Portfolio’s investments for which market quotations are readily available are valued at market value. The following summarizes the methods used by the Portfolio to determine market values for the noted types of securities or instruments (although other appropriate market-based methods may be used at any time or from time to time):
•	The market value for securities and other assets for which market quotes are readily available is generally determined on the basis of last reported sales prices. If no sales or closing prices are reported during the day, securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. For Nasdaq-traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price.

•	Debt securities (other than obligations having a maturity of 60 days or less) are generally valued using quotes obtained from pricing services or brokers or dealers. Pricing services used in connection with valuing debt securities and other investments may use information provided by market makers or estimates of market values obtained from yield data relating to securities with similar characteristics.

•	Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

•	Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

•	Swap agreements are generally valued using a broker-dealer bid quotation or on market-based prices provided by other pricing sources.
     Portfolio securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of the Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
     As described in the Prospectus, if market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Portfolio’s investments will be valued at fair value as determined in good faith pursuant to the Valuation Procedures. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Portfolio’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Portfolio. The Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.
TAXATION
     The following discussion of U.S. federal income tax consequences of investment in the Portfolio is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Portfolio. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of state, local or non-U.S. tax laws.
Taxation of the Portfolio
     The Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Portfolio generally must, among other things:
(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);
(b) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year, (i) at least 50% of the value of the Portfolio’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Portfolio controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and
(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.
     In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the regulated investment company.

     However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Portfolio investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Portfolio’s ability to meet the diversification test in (b) above.
     If the Portfolio qualifies as a regulated investment company that is accorded special tax treatment, the Portfolio will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If the Portfolio were to fail to meet the income or diversification test described above, the Portfolio could, in some cases, cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the Portfolio were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and could be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Portfolio’s shares (as described below). In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.
     As stated above under the heading, “Management of the Trust—Certain Terms of the Advisory Agreement and the Portfolio Management Agreement,” AGIFM and the sub-adviser will not receive a fee from the Portfolio for providing investment advisory services, but both may benefit from the Portfolio being an investment option in a separately managed account program sponsored by AGIFM. The Portfolio expects to take the position that this fee arrangement will not prevent the dividends paid by the Portfolio from qualifying for the dividends-paid deduction under sections 561 and 562 of the Code. Investors should be aware that there is no authority on this point, and that the Internal Revenue Service (“IRS”) may adopt a contrary position. The IRS has expressed positions contrary to this opinion and therefore may well disagree with the Portfolio’s position. If this fee arrangement caused the dividends paid by the Portfolio not to qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of section 562(c) of the Code, the Portfolio would fail to qualify as regulated investment companies with the consequences described above. The preferential dividend rule has been repealed with respect to, and therefore will no longer apply to, “publicly offered” regulated investment companies, including the Portfolios, the shares of which are continuously offered pursuant to a public offering within the meaning of the Securities Act of 1933. The repeal is effective for distributions made by the Portfolios in taxable years beginning after December 22, 2010.
     As a regulated investment company, the Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code and without regard to the deduction for dividends paid) and net capital gains (that is, any net long-term capital gains in excess of net short-term capital losses, in each case determined with reference to capital loss carryforwards) properly reported by the Portfolio (generally on Form 1099) as capital gain dividends (“Capital Gain Dividends”), if any, that it distributes to shareholders on a timely basis. The Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any net capital gain. Investment company taxable income that is retained by the Portfolio will be subject to tax at regular corporate rates. The Portfolio may also retain for investment its net capital gain. If the Portfolio retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Portfolio’s taxable year to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Portfolio on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. If the Portfolio makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Portfolio will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Portfolio is not required to, and there can be no assurance that the Portfolio will, make this designation if it retains all or a portion of its net capital gain in a taxable year. For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its taxable income for such years, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year. For taxable years beginning after December 22, 2010, in determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.
     If the Portfolio fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year, plus any retained amount for the prior year, the Portfolio will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise properly be taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the required excise tax distribution, the Portfolio will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Portfolio intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.
Portfolio Distributions
     Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from the Portfolio, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.
     For U.S. federal income tax purposes, distributions of investment income generally are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Portfolio owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Portfolio owned for more than one year and that are properly designated by the Portfolio as capital gain dividends (that is, Capital Gain Dividends, as defined above) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-

term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013. It is currently unclear whether Congress will extend, change or eliminate this reduced rate to or for tax years beginning on or after January 1, 2013. Distributions of gains from the sale of investments that the Portfolio owned for one year or less will be taxable as ordinary income.
     The ultimate tax characterization of the Portfolio’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that the Portfolio may make total distributions during a taxable year in an amount that exceeds the Portfolio’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Portfolio with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.
     To the extent the Portfolio makes distributions of capital gains in excess of the Portfolio’s net capital gains for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years), and the distributions are supported by the Portfolio’s current and accumulated earnings and profits, there is a possibility that the distributions will be taxable as ordinary dividend distributions, even though distributed excess amounts would not have been subject to tax if retained by the Portfolio. Moreover, in such cases, the capital loss carryforwards that will remain available for future years are reduced by the excess of current-year capital gains over current-year capital losses.
     For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income for tax years beginning on or after January 1, 2013. In order for some portion of the dividends received by a shareholder to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Portfolio’s shares. A dividend will not be treated as qualified dividend income (at either the Portfolio or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.
     In general, distributions of investment income designated by the Portfolio as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Portfolio’s shares. If the aggregate qualified dividends received by the Portfolio during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Portfolio’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income.
     If the Portfolio receives dividends from an investment company that qualifies as a regulated investment company, and the investment company designates such dividends as qualified dividend income, then the Portfolio is permitted in turn to designate a portion of its distributions as qualified dividend income, provided the Portfolio meets holding period and other requirements with respect to shares of the investment company.
     In general, dividends of net investment income received by corporate shareholders of the Portfolio will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Portfolio from domestic corporations for the taxable year. A dividend received by the Portfolio will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Portfolio has held for less than

46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Portfolio is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Portfolio or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).
     If the Portfolio receives dividends from an investment company that qualifies as a regulated investment company, and the investment company designates such dividends as eligible for the dividends-received deduction, then the Portfolio is permitted in turn to designate its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Portfolio meets holding period and other requirements with respect to shares of the investment company.
     Any distribution of income that is attributable to (i) income received by the Portfolio in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Portfolio on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Portfolio, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.
     Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of the Portfolio are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Portfolio’s current and accumulated earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of the Portfolio reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Portfolio’s net asset value also reflects unrealized losses.
Sale, Exchange or Redemption of Shares
     The sale, exchange or redemption of shares of the Portfolio may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of the Portfolio are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions
     In general, option premiums received by the Portfolio are not immediately included in the income of the Portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Portfolio transfers or otherwise terminates the option. If an option written by the Portfolio is exercised and the Portfolio sells or delivers the underlying stock, the Portfolio generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Portfolio minus (b) the Portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Portfolio pursuant to the exercise of a put option written by it, the Portfolio generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising with respect to any termination of the Portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss depending on whether the premium income received by the Portfolio is greater or less than the amount paid by the Portfolio (if any) in terminating the transaction. Thus, if an option written by the Portfolio expires unexercised, the Portfolio generally will recognize short-term gain equal to the premium received.
     Certain covered call writing activities of the Portfolio may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.
     The tax treatment of certain futures contracts entered into by the Portfolio as well as listed non-equity options written or purchased by the Portfolio on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
     To the extent such investments are permissible for the Portfolio, the Portfolio’s transactions in options, futures contracts, forward contracts, swaps and other derivative financial instruments, as well as its hedging, straddle and certain other transactions, may be subject to one or more special tax rules (including mark-to-market, constructive sale, notional principal contract, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Portfolio, to defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Portfolio has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualified as a registered investment company and avoid a Portfolio-level tax. The Portfolio will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.
     To the extent such investments are permissible, certain of the Portfolio’s investments in derivative instruments, any transactions in foreign currencies or foreign currency-denominated instruments are likely to produce a difference between the Portfolio’s book income and the sum of its taxable income and net tax-exempt income (if any). If the Portfolio’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Portfolio’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.
Short Sales
     To the extent the Portfolio participates in short sales by contracting for the sale of stock it does not own and later purchasing stock necessary to close the sale, the character of the gain or loss realized on such a short sale is determined by reference to the property used to close the short sale and is thus generally short-term. Because net short-term capital gain (after reduction by any long-term capital loss) is generally taxed at ordinary income rates, the Portfolio’s short sale transactions will likely increase the percentage of the Portfolio’s gains that are taxable to shareholders as ordinary income.
Original Issue Discount, Pay-In-Kind Securities, and Commodity-Linked Notes
     Some of the debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Portfolio may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. Increases in the principal amount of an inflation indexed bond will be treated as OID.
     Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Portfolio in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Portfolio may elect to accrue market discount currently, in which case the Portfolio will be required to include the accrued market discount in the Portfolio’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Portfolio reserves the right to revoke such an election at any time pursuant to applicable IRS procedures. The rate at which the market discount accrues, and thus is included in the Portfolio’s income, will depend upon which of the permitted accrual methods the Portfolio elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”
     A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Portfolio may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.
     Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Portfolio may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, the Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. The Portfolio may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.
     In addition, pay-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Portfolio receives no interest payment in cash on the security during the year.
     Should the Portfolio hold the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Portfolio actually received. Such distributions may be made from the cash assets of the Portfolio or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Portfolio may realize gains or losses from such liquidations. In the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.
Higher-Risk Securities
     To the extent such investments are permissible, the Portfolio may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Portfolio. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Portfolio should recognize market discount on a debt obligation, and if so, what amount of market discount the Portfolio should recognize. These and other related issues will be addressed by the Portfolio when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.
Issuer Deductibility of Interest
     A portion of the interest paid or accrued on certain high yield discount obligations owned by the Portfolio may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Portfolio may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.
     Interest paid on debt obligations owned by the Portfolio, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.
Certain Investments in REITs
     To the extent such investments are permissible for the Portfolio, the Portfolio may invest in REITs. Such investments in REIT equity securities may require the Portfolio to accrue and to distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Portfolio’s investments in REIT equity securities may at other times result in the Portfolio’s receipt of cash in excess of the REIT’s earnings; if the Portfolio distributes such amounts, such distribution could constitute a return of capital to shareholders of the Portfolio for U.S. federal income tax purposes. Dividends received by the Portfolio from a REIT generally will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
     The Portfolio may invest directly or indirectly in residual interests of real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs” with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Portfolio’s income (including income allocated to the Portfolio from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that “excess inclusion income” of a regulated investment company, such as the Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, should the Portfolio invest in such interests, it may not be a suitable investment for charitable remainder trusts, as noted below.
     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities subject to tax on unrelated business income (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), thereby potentially requiring such an entity that is allocated excess inclusion income and otherwise might not be required to file a U.S. federal income tax return, to file such a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax (discussed below).

Tax-Exempt Shareholders
     A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Portfolio if shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Portfolio recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Portfolio exceeds the Portfolio’s investment company taxable income (after taking into account deductions for dividends paid by the Portfolio).
     In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a regulated investment company that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a regulated investment company, such as the Portfolio, that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Portfolio may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Portfolio. The Portfolio has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisers concerning the consequences of investing in the Portfolio.
Private Equity and Hedge Funds
     Private equity and hedge funds in which the Portfolio may invest are most frequently treated as partnerships for U.S. federal income tax purposes. In such cases, the character of a private equity or hedge fund’s underlying income will pass through to the Portfolio on a gross basis (unreduced by expenses). As a result, the Portfolio’s investment in certain private equity and hedge funds may be limited by its intention to qualify as a regulated investment company.
Passive Foreign Investment Companies
     Equity investments by the Portfolio in certain PFICs could potentially subject the Portfolio to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to shareholders of the Portfolio. However, the Portfolio may elect to avoid the imposition of that tax. For example, if the Portfolio is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Portfolio will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

     A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.
Foreign Currency Transactions
     The Portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. The Portfolio’s use of foreign currency transactions may accelerate or increase the amount of ordinary income recognized by shareholders.
Foreign Taxation
     Income received by the Portfolio (or investment companies in which the Portfolio has invested) from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Portfolio (or investment companies in which the Portfolio has invested).
Non-U.S. Shareholders
     Capital Gain Dividends are not subject to withholding of U.S. federal income tax. In general, dividends other than Capital Gain Dividends paid by the Portfolio to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.
     Effective for taxable years of a regulated investment company, such as the Portfolio, beginning before January 1, 2012, the regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the regulated investment company (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the regulated investment company (“short-term capital gain dividends”). If the Portfolio invests in an investment company that qualifies as a regulated investment company that pays such distributions to the Portfolio, such distributions retain their character as not subject to withholding if properly reported when paid by the Portfolio to foreign persons. This provision first applies to the Portfolio (1) with respect to its direct portfolio investments (if any) and, (2) with respect to the Portfolio’s investments in investment companies that qualify as regulated investment companies (if any), with respect to distributions from such investment companies that are received by the Portfolio. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2012. The Portfolio does not currently intend to make such designations with respect to its distributions to shareholders and as a result, these exemptions from withholding will not be available to foreign shareholders.
     In the case of shares held through an intermediary, the intermediary may withhold even if the Portfolio chooses to make a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.
     Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Portfolio or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute “U.S. real property interests” (“USRPIs”) or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.
     Special rules apply to distributions to foreign shareholders from a regulated investment company, such as the Portfolio, that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof described below. Additionally, special rules apply to the redemption of shares in a regulated investment company that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs — USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A regulated investment company, such as the Portfolio, that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed below will also apply to distributions from a regulated investment company that would be a USRPHC absent exclusions from USRPI treatment for (1) interests in domestically-controlled REITs or regulated investment companies and (2) not-greater-than-5% interests in publicly-traded classes of stock in REITs or regulated investment companies.
     In the event the Portfolio is a USRPHC or would be a USRPHC but for the above-mentioned exceptions from the definition of USRPIs, distributions by the Portfolio (including, in certain cases, distributions made in redemption of its shares) that are attributable to (a) gains realized on the disposition of USRPIs by the Portfolio and (b) distributions received by the Portfolio from a lower-tier regulated investment company or REIT that the Portfolio is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Portfolio’s foreign shareholders. On and after January 1, 2012, this “look-through” treatment for distributions by the Portfolio to foreign shareholders will apply only to such distributions that, in turn, are attributable to distributions received by the Portfolio from a lower-tier REIT and required to be treated as USRPI gain in the Portfolio’s hands. It is currently unclear whether Congress will extend the “look-through” for distributions received by a regulated investment company from a lower-tier regulated investment company for distributions made by the regulated investment company on or after January 1, 2012, or what the terms of such an extension would be. If the foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Portfolio, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business” subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain is recognized and the Portfolio will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Portfolio did not exceed 5% at any time during the prior year), the USRPI distribution generally will be treated as ordinary income (regardless of any designation by the Portfolio that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Portfolio generally must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of the Portfolio may also be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed in the above paragraphs through the sale and repurchase of the Portfolio’s shares.
     In addition, in the event the Portfolio is a USRPHC or former USRPHC, it must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain.

Prior to January 1, 2012, such withholding generally is not required if the Portfolio is a domestically controlled USRPHC or, in certain limited cases, if the Portfolio (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled USRPHCs. It is currently unclear whether Congress will extend the exemption from withholding for redemptions made on or after January 1, 2012 and what the terms of such an extension would be. Unless such legislation is enacted, beginning on January 1, 2012, such withholding will be required, without regard to whether the Portfolio or any regulated investment company in which it invests is domestically controlled.
     Whether or not the Portfolio is characterized as a USRPHC will depend upon the nature and mix of the Portfolio’s assets. The Portfolio does not expect to be a USRPHC. Foreign shareholders should consult their tax advisers concerning the application of these rules to their investment in the Portfolio.
     If a beneficial holder of Portfolio shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.
     If a beneficial holder of Portfolio shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.
     In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders of the Portfolio should consult their tax advisers in this regard.
     A beneficial holder of Portfolio shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.
Backup Withholding
     The Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Portfolio that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.
     Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
Tax Shelter Reporting Regulations
     Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets
Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Portfolio’s “specified foreign financial assets,” if any, falls within this requirement. Shareholders should consult a tax advisor regarding the applicability to them of this reporting requirement.
Other Reporting and Withholding Requirements
     The Hiring Incentives to Restore Employment Act, enacted in March 2010, requires the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.
     The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Portfolio after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to foreign shareholders described above (e.g. Capital Gain Dividends) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Portfolio with such certifications or other documentation as the Portfolio requires to comply with the new rules. Persons investing in the Portfolio through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Portfolio.
     Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.
Shares Purchased through Tax-Qualified Plans
Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Portfolio as an investment through such plans, and the precise effect of an investment on their particular tax situation.
OTHER INFORMATION
Capitalization
     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust (the “Declaration of Trust”) dated November 3, 1999. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of the Portfolio.
     Shares begin earning dividends on Portfolio shares the day after the Portfolio receives the purchase payment from the shareholder. Net investment income from interest and dividends, if any, will be declared daily and distributed monthly to shareholders of record by the Portfolio. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. The Portfolio’s dividend and capital gain distributions will be paid only in cash. Dividends will not be reinvested in additional Portfolio shares.
     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of the Portfolio’s property for all loss and expense of any shareholder investing in the Portfolio held liable on account of being or having been such a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Portfolio of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.
Voting Rights
     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.
     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Each series has identical voting rights except that each series has exclusive voting rights on any matter submitted to shareholders that relates solely to that series, and has separate voting rights on any matter submitted to shareholders in which the interests of one series differ from the interests of any other series. Each series has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that series. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect series, then only shareholders of the series affected shall be entitled to vote on the matter. The shares of the series will vote together except when the vote of a single series is required as specified above or otherwise by the 1940 Act.
     The Trust’s shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.
Redemptions in Kind
     It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, the Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the Portfolio in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution. The Portfolio agrees to redeem shares sold in cash up to the lesser of $250,000 or 1% of the Portfolio’s net asset value during any 90-day period for any one registered investment adviser.

Payments to Sponsors
     Shares of the Portfolio are only available to “wrap” account clients where Allianz Global Investors Managed Accounts LLC (the “Wrap Program Adviser”), an affiliate of the Distributor, the Adviser and the Sub-Adviser, has entered into an agreement with the wrap account sponsor (the “Sponsor”) or directly with a client. The Wrap Program Adviser may pay Sponsor’s fees in exchange for the Sponsor’s continuing due diligence, analysis, office access, training, operations and systems support and marketing assistance. These fees may be deducted from management fees remitted to the Wrap Program Adviser or billed separately. In lieu of making such payments, the Wrap Program Adviser or its affiliate may agree to pay Sponsors a lump sum payment and/or payment(s) related to specific events such as sponsorship of conferences, seminars or informational meetings or payment for attendance by persons associated with the Sponsors at conferences, seminars or informational meetings. In some cases, these payments may be based on assets in the wrap accounts or new assets added to those accounts, and may or may not be documented in advisory agreements between the Wrap Program Adviser and the Sponsor. In addition, some Sponsors receive payments from the Wrap Program Adviser for shareholder sub-administrative services. These fees are typically assessed on a per-account basis for those accounts maintained by the Sponsor and/or may be assessed to offset the transfer agency costs of maintaining those accounts that would otherwise be incurred.
     A number of factors will be considered in determining the amount of these payments to Sponsors. On some occasions, such payments may be conditioned upon levels of assets in the wrap accounts and the quality of the Sponsor’s relationship with the Wrap Program Adviser and its affiliates. The level of such payments made to Sponsors will vary from time to time. In general, the payments by the Wrap Program Adviser to Sponsors are material relative to the wrap account financial compensation received by Sponsors on wrap account assets invested in the Portfolio. If Sponsors and financial advisers receive payments or other incentives in differing amounts, they may have financial incentives for recommending a particular investor adviser or investment medium for wrap accounts. You should consult your financial adviser and review carefully any disclosure by the Sponsor of your wrap account as to compensation received by the Sponsor and your financial adviser.
     Representatives of the Wrap Program Adviser visit financial advisors on a regular basis to educate financial advisors about wrap accounts and the role of the Portfolio in such accounts. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals, to the extent permitted by law.
Certain Ownership of Trust Shares
     As of February 1, 2011, the following person owns of record or is known by the Trust to own beneficially 5% or more of the outstanding shares of the Portfolio:

Allianz Global Investors of America L.P.	97.3%
ATTN Donna Thompson 680 Newport Center Dr. Ste 250 Newport Beach, CA 92660-4046
     Persons who own more than 25% of the outstanding shares of beneficial interest of the Portfolio may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act. To the extent a shareholder “controls” the Portfolio, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Portfolio to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders.
     As of February 1, 2011, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than 1 percent of the Portfolio and of the Trust as a whole.

Custodian and Accounting Agent
     State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian of the assets and accounting agent of the Portfolio.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, MO 64106, serves as the independent registered public accounting firm for the Trust. PricewaterhouseCoopers LLP provides audit services, tax return review and assistance and consultation in connection with review of SEC filings.
Transfer Agent
Boston Financial Data Services, 330 West 9th Street, Kansas City, MO 64105, serves as the Trust’s transfer agent.
Legal Counsel
Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600 serves as legal counsel to the Trust.
Registration Statement
     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust’s registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.
     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.
Financial Statements
     Audited financial statements for the Portfolio, as of October 31, 2010, for the fiscal year then ended, including notes thereto, and the report of PricewaterhouseCoopers LLP thereon, dated December 23, 2010, are incorporated by reference to the Trust’s October 31, 2010 Annual Report, filed electronically with the SEC on January 6, 2011 (Accession No. 0000950123-11-001129).

APPENDIX A
ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST (THE “TRUST”)
PROXY VOTING POLICY
1.	It is the policy of the Trust that proxies should be voted in the interest of the shareholders of the appropriate series, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the series and analyzing the performance of the series’ securities are in the best position and have the information necessary to vote proxies in the best interests of the series and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the series, on the other. Accordingly, the Trust’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the series.

2.	The Trust, for each series advised by Allianz Global Investors Fund Management LLC (“AGIFM”), delegates the responsibility for voting proxies to AGIFM, which will in turn delegate such responsibility to the sub-adviser of the particular series. AGIFM’s Proxy Voting Policy Summary is attached as Appendix A-1 hereto. Summary of the detailed proxy voting policy of the Trust’s current sub-adviser is set forth in Appendix A-2 attached hereto. Such summaries may be revised from time to time to reflect changes to the sub-advisers’ detailed proxy voting policies.

3.	The party voting the proxies (i.e., the sub-adviser) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a series of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trust’s regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 17 of Form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trust’s Chief Compliance Officer.

6.	This Proxy Voting Policy Statement, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser to the Trust with proxy voting authority for a series and how a series voted proxies relating to portfolio securities held during the most recent twelve month period ending June 30, shall be made available (i) without charge, upon request, by calling 1-800-462-9727; (ii) on the Trust’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. In addition, to the extent required by applicable law or determined by the Trust’s Chief Compliance Officer or Board of Trustees, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser with proxy voting authority shall also be included in the Trust’s SAI.

Appendix A-1
ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC (“AGIFM”)
PROXY VOTING POLICY SUMMARY
1.	It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable series, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the series and analyzing the performance of the series’ securities are in the best position and have the information necessary to vote proxies in the best interests of the series and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the series, on the other. Accordingly, AGIFM’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the series.

2.	AGIFM, for each series of Allianz Global Investors Managed Accounts Trust (the “Trust”) for which it acts as investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective series.

3.	The party voting proxies (i.e., the sub-adviser or portfolio manager) will vote the proxies in accordance with their proxy voting policies and, to the extent consistent with their policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a series will deliver a copy of their respective proxy voting policies and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy will: (i) maintain such records and provide such voting information as is required for the Trust’s regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 17 of form N-1A; and (ii) will provide additional information as may be requested, from time to time, by the Trust’s Board or chief compliance officer.

6.	Summaries of the proxy voting policies for AGIFM and each sub-adviser of a series advised by AGIFM and how each series voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 will be available (i) without charge, upon request, by calling 1-800-462-9727; (ii) on the Allianz Global Investors Distributors Web site at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. In addition, to the extent required by applicable law or determined by the relevant series’ board of trustees or chief compliance officer, summaries of the detailed proxy voting policies of AGIFM, each sub-adviser and each other entity with proxy voting authority for a series advised by AGIFM shall also be included in the SAI for the relevant series.

Appendix A-2
RCM Capital Management LLC (“RCM”)
Description of Proxy Voting Policy and Procedures
In cases where RCM has authority to vote its clients’ proxies, such proxies are voted in a manner consistent with its clients’ best interests. RCM’s primary objectives are to honor its fiduciary duties to its clients and vote with regard to enhancing shareholder wealth and voting power.
Written proxy policies and procedures (the “Proxy Guidelines”) have been established by RCM’s Proxy Committee, which includes investment, compliance and operations personnel. The Proxy Guidelines are reasonably designed to ensure that RCM is voting in the best interest of its clients. The Proxy Guidelines reflect RCM’s general voting positions on specific corporate actions, including but not limited to those relating to social and corporate responsibility issues, stock option plans and other management compensation issues, and changes to a portfolio company’s capital structure and corporate governance. For example, RCM generally votes against proposals that contain term limits for directors and generally opposes proposals to institute supermajority voting requirements relating to business combinations. Most issues will require a case-by-case analysis.
RCM reviews the proxy statement, third-party proxy research provided by Risk Metrics Group (a proxy voting service) and other information it believes relevant when determining how to vote a proxy in accordance with its Proxy Guidelines. To the extent that these guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss the issues. In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services. The Proxy Committee meets annually to review these guidelines and determine whether any revisions are appropriate.
RCM may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, or 5) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a reasonable-efforts basis.
Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks. Absent compelling reasons, RCM believes the benefit to its clients of exercising voting rights does not outweigh the potential negative effects of not being able to sell the shares. Therefore, if share blocking is required RCM generally abstains from voting.
Conflicts of Interest. RCM may have conflicts of interest that can affect how it votes its clients’ proxies. For example, RCM or an affiliate may manage a pension plan whose management is sponsoring a proxy proposal. The Proxy Committee is responsible for analyzing potential conflicts of interest and determining how they should be addressed. RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, RCM may reach different voting decisions for different clients. RCM shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.
RCM will not be able to vote securities on loan under securities lending arrangements into which RCM’s clients have entered. However, under rare circumstances, for voting issues that may have a significant impact on the investment, and if the client holds a sufficient number of shares to have a material impact on the vote, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities.

APPENDIX B
DESCRIPTION OF SECURITIES RATINGS
     The Portfolio makes use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining the Portfolio’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser’s or Sub-Adviser’s view of their comparability to rated securities. The Portfolio’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for the Portfolio does not mean that all securities held by the Portfolio will be rated in that category or higher. The Portfolio’s investments may range in quality from securities rated in the lowest category in which the Portfolio is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser or a Sub-Adviser to be of comparable quality). The percentage of the Portfolio’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed income securities.
Moody’s Investors Service, Inc.
Corporate and Municipal Bond Ratings
     Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.
     A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
     Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B: Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     C: Bonds that are rated C are the lowest rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.
     Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries that carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.
     Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.
     Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
Corporate Short-Term Debt Ratings
     Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.
     Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.
Standard & Poor’s Ratings Services
Issue Credit Rating Definitions
     A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.
     Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
     Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by , and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.
Corporate and Municipal Bond Ratings
     Investment Grade
     AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
     AA: An obligation rated ‘AA’ differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
     A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
     BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     Speculative Grade
     Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having predominantly speculative characteristics with respect to the capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
     B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
     CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
     C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
     D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
     CI: The rating CI is reserved for income bonds on which no interest is being paid.
     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
     Active Qualifiers
     Provisional ratings: The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
     i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the “p”; subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.
     L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.
     p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.
     pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.
     Preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances. Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating. Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

     t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.
     Unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.
     N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.
Short Term Issue Credit Ratings
     Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.
     A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
     A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
     A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
     B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
     B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
     B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
     C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
     D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Dual Ratings: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).
     The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor. Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.
Fitch, Inc.
Long-Term Credit Ratings
Investment Grade
     AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
     AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
     A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
     BBB: Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
     BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
     B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).
     CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).
     CC: For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).
     C: For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

     RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .
     D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
•	Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
•	The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
•	The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
     Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
     Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.
     Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
Recovery Ratings
     Fitch Ratings’ assigns Recovery Ratings to securities and issues. These currently are published for most individual obligations of issuers with IDRs in the ‘B’ rating category and below and to structured finance securities that become distressed or have defaulted and are rated in the ‘B’ rating category and below. New issue structured finance securities typically are not assigned a Recovery Rating.
     Recoveries gain in importance at lower rating levels because the likelihood of default in the near to medium term is often quite high and differences in recovery values have a more meaningful impact on loss expectations. Among the factors that affect recovery rates for an entity’s security are the collateral, the seniority relative to other obligations in the capital structure, and the company’s expected value in distress. For structured finance securities, the combination of tranche size, relative seniority, and structural features influence recovery values.
     The Recovery Scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following a liquidation or termination of the obligor or its associated collateral. As such, it is an ordinal scale and does not attempt to precisely predict a given level of recovery.
Recovery Ratings Scale
     RR1: Outstanding recovery prospects given default.
     RR2: Superior recovery prospects given default.
     RR3: Good recovery prospects given default.
     RR4: Average recovery prospects given default.

     RR5: Below average recovery prospects given default.
     RR6: Poor recovery prospects given default.
     While recovery ratings are in relative terms, Fitch does employ recovery bands in its ratings approach.
     RR1 rated securities have characteristics in line with securities historically recovering 91%-100% of current principal and related interest.
     RR2 rated securities have characteristics in line with securities historically recovering 71%-90% of current principal and related interest.
     RR3 rated securities have characteristics in line with securities historically recovering 51%-70% of principal and related interest.
     RR4 rated securities have characteristics in line with securities historically recovering 31%-50% of current principal and related interest.
     RR5 rated securities have characteristics in line with securities historically recovering 11%-30% of current principal and related interest.
     RR6 rated securities have characteristics in line with securities historically recovering 0%-10% of current principal and related interest.
Short-Term Credit Ratings
A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.
     F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
     F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
     F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.
     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.
     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
     D: Indicates an entity or sovereign that has defaulted on all of its financial obligations
Qualifiers
     The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below “CCC”, or to Short-term ratings other than “F1”. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)
     “NR”: Denotes that Fitch Ratings does not publicly rate the associated issue or issuer.
     “WD”: Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.
     Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are ‘stable’ could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

APPENDIX C
Procedures for Shareholders to Submit Nominee Candidates
A shareholder of a Portfolio must follow the following procedures in order to submit properly a nominee recommendation for the Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to a Portfolio, to the attention of the Secretary, at the address of the principal executive offices of the Portfolio. Once each quarter, if any Shareholder Recommendations have been received by the Secretary during the quarter, the Secretary will inform the Committee of the new Shareholder Recommendations. Because the Portfolio does not hold annual or other regular meetings of shareholders for the purpose of electing Directors/Trustees, the Committee will accept Shareholder Recommendations on a continuous basis.

2.	All Shareholder Recommendations properly submitted to a Portfolio will be held by the Secretary until such time as (i) the Committee convenes to consider candidates to fill Board vacancies or newly created Board positions (a “Director/Trustee Consideration Meeting”) or (ii) the Committee instructs the Secretary to discard a Shareholder Recommendation following a Director/Trustee Consideration Meeting or an Interim Evaluation (as defined below).

3.	At a Director/Trustee Consideration Meeting, the Committee will consider each Shareholder Recommendation then held by the Secretary. Following a Director/Trustee Consideration Meeting, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

4.	A Committee may, in its discretion and at any time, convene to conduct an evaluation of validly submitted Shareholder Recommendations (each such meeting, an “Interim Evaluation”) for the purpose of determining which Shareholder Recommendations will be considered at the next Director/Trustee Consideration Meeting. Following an Interim Evaluation, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

5.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the number of shares of (and class) of the Portfolio(s) owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with the election of Directors/Trustees or Directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Portfolio (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Portfolio to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director/Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Portfolio’s books; (iv) the number of shares of (and class) of the Portfolio(s) owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board or to satisfy applicable law.

File Nos. 333-92415 and 811-09721

Allianz Global Investors Managed Accounts Trust
Prospectus
March 1, 2011

Fixed Income SHares (FISH)

Fixed Income SHares: Series C (“FISH: Series C”)	FXICX
Fixed Income SHares: Series M (“FISH: Series M”)	FXIMX
Fixed Income SHares: Series R (“FISH: Series R”)	FXIRX
Fixed Income SHares: Series H (“FISH: Series H”)	FXIHX
(each a “Portfolio”)

As with other mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Prospectus explains what you should know about each Portfolio (together “Portfolios”) of Allianz Global Investors Managed Accounts Trust (the “Trust”) before you invest. Please read it carefully.
Table of Contents

Portfolio Summaries
Fixed Income SHares: Series C
Fixed Income SHares: Series M
Fixed Income SHares: Series R
Fixed Income SHares: Series H
Principal Investments and Strategies of Each Portfolio
Summary of Principal Risks
Portfolio Holdings
Management of the Portfolios
How to Buy and Sell Shares
How Portfolio Shares Are Priced
Portfolio Distributions
Tax Consequences
Characteristics and Risks of Securities and Investment Techniques
Financial Highlights
Additional Performance Information
Appendix A — Description of Securities Ratings

Fixed Income SHares: Series C

Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Portfolio:	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment): None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Net Annual
		Distribution			Total Annual	Fee Waiver/	Portfolio
		and/or Service	Other		Portfolio	Expense	Operating
	Advisory Fees(1)	(12b-1) Fees	Expenses	Interest Expense(2)	Operating Expenses	Reimbursements(3)	Expenses(3)

FISH: Series C	0%	0%	0.06%	0.002%	0.062%	(0.06)%	0.002%

(1)	The table reflects that Allianz Global Investors Fund Management LLC (the “Adviser”) or its affiliates are absorbing all expenses of operating the Portfolio, other than any extraordinary expenses and expenses incurred as a result of Portfolio investments, including any interest expense. Further, the Adviser and Pacific Investment Management Company LLC (“PIMCO”) do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of “wrap-fee” programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Adviser or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

(2)	Interest Expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This Interest Expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of interest expense (if any) will vary with the Portfolio’s use of those investments (like reverse repurchase agreements) as an investment strategy. Any associated income or gain (or losses) realized from such investments is not reflected in the Annual Portfolio Operating Expenses table above, but is reflected in the Portfolio’s performance results.

(3)	The Adviser has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses and expenses incurred as a result of Portfolio investments, including any Interest expense. Excluding Interest expense from the table above, the Net Expenses of the Portfolio would be 0.00%.

Example. This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated, your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.

	1 Year	3 Years	5 Years	10 Years

FISH: Series C	$0	$1	$1	$3

Portfolio Turnover.	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Portfolio’s turnover rate for the fiscal year ended October 31, 2010 was 164%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Portfolio shares are held in a taxable account. These costs, which are not reflected in Total or Net Annual Portfolio Operating Expenses or in the Example above, can adversely affect the Portfolio’s investment performance.

Investments, Risks, and Performance:	Principal Investment Strategies. FISH: Series C seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus borrowings made for investment purposes) in a portfolio of U.S. and foreign fixed income instruments including (but not limited to): corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; inflation-indexed bonds issued by corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of non-U.S. governments and their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; mortgage-related and other asset-backed securities; and derivative instruments that have economic characteristics similar to the securities referenced above.

The Portfolio may invest up to 50% of its assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest without limit in foreign (non-U.S.) currencies, securities denominated in foreign (non-U.S.) currencies, U.S. dollar denominated securities of foreign issuers, and securities and instruments of issuers that are tied economically to countries with developing (or “emerging”) securities markets. The Portfolio may invest up to 55% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio may invest without limit in mortgage- or asset-backed securities, including those issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO’s forecast for interest rates.
The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may, without limitation, seek to obtain market exposure by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

Principal Risks.	The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:
•	Interest Rate Risk: fixed income securities may decline in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration;

•	Credit Risk: the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations;

•	Market Risk: the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries;

•	Foreign (Non-U.S.) Investment Risk: investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments;

•	Mortgage-Related and Other Asset-Backed Securities Risk: investing in mortgage-related and other asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

•	Emerging Markets Risk: investing in securities of issuers tied economically to countries with developing economies may subject the Portfolio to market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries;

•	Derivatives Risk: investing in derivative instruments may subject the Portfolio to liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested;

•	Liquidity Risk: the Portfolio may be unable to buy or sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector;

•	Management Risk: investment techniques and risk analyses applied by PIMCO may not produce the desired results and legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager(s) of the Portfolio;

•	High Yield Risk: high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments;

•	Issuer Non-Diversification Risk: by focusing investments in a small number of issuers, industries, foreign currencies or regions, the Portfolio may be more impacted by risks associated with a single issuer or a single economic, political or regulatory occurrence than a more diversified portfolio might be;

•	Currency Risk: foreign currencies may decline in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies;

•	Leveraging Risk: certain transactions such as reverse repurchase agreements and loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged;

•	Issuer Risk: the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage or reduced demand for the issuer’s goods or service; and

•	Short Sale Risk: entering into short sales enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss to the Portfolio.
Please see “Summary of Principal Risks” for a more detailed description of the Portfolio’s risks. There is no guarantee that the investment objective of the Portfolio will be achieved. It is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information.	The performance information below provides some indication of the risks of investing in the Portfolio by showing changes in its total return from year to year and by comparing the Portfolio’s average annual total returns with those of a broad-based market index. Past performance, before and after taxes, is not necessarily predictive of future performance. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 10/01/2008 — 12/31/2008	16.05%

Lowest 07/01/2008 — 09/30/2008	-7.72%

				Since Inception
Average Annual Total Returns (for periods ended 12/31/10)	1 Year	5 Years	10 Years	(3/17/00)

FISH: Series C — Before Taxes	17.83%	15.63%	12.75%	12.89%

FISH: Series C — After Taxes on Distributions	13.39%	10.98%	8.99%	9.15%

FISH: Series C — After Taxes on Distributions and Sale of Portfolio Shares	12.03%	10.75%	8.81%	8.94%

Barclays Capital Intermediate U.S. Credit Index	7.76%	6.03%	6.22%	6.56%

Management of the Portfolio:	Investment Adviser and Administrator – Allianz Global Investors Fund Management LLC (AGIFM)

Sub-Adviser — Pacific Investment Management Company LLC (PIMCO)

Portfolio Manager

Curtis Mewbourne, Managing Director and member of the PIMCO Executive Committee, joined PIMCO in 1999 and has managed the Portfolio since July 2009.

Purchase and Sale of Portfolio Shares:	Shares of the Portfolio may be purchased only by or on behalf of “wrap” account clients where Allianz Global Investors Managed Accounts LLC (the “Wrap Program Adviser”) has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client. A client agreement to open an account typically may be obtained by contacting the wrap program sponsor. The Wrap Program Adviser is an affiliate of AGIFM and PIMCO. Generally, purchase and redemption orders for Portfolio shares made based on instructions from the Wrap Program Adviser are processed at the net asset value (“NAV”) next calculated after the broker-dealer who executes trades for the applicable wrap account receives the order on behalf of the account. Orders received by the broker-dealer prior to the time the Portfolio’s NAV is determined on a business day will be processed at that day’s NAV, even if the order is received by the transfer agent after the Portfolio’s NAV has been calculated that day.

Tax Information:	The Portfolio’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Portfolio’s NAV is determined on a business day will be processed at that day’s NAV, even if the order is received by the transfer agent after the Portfolio’s NAV has been calculated that day.

Tax Information:	The Portfolio’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Fixed Income SHares: Series M

Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Portfolio:	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Distribution			Total Annual	Fee Waiver/	Net Annual Portfolio
	Advisory	and/or Service	Other		Portfolio	Expense	Operating
	Fees(1)	(12b-1) Fees	Expenses	Interest Expense(2)	Operating Expenses	Reimbursements(3)	Expenses(3)

FISH: Series M	0%	0%	0.06%	0.007%	0.067%	(0.06)%	0.007%

(1)	The table reflects that Allianz Global Investors Fund Management LLC (the “Adviser”) or its affiliates are absorbing all expenses of operating the Portfolio, other than any extraordinary expenses and expenses incurred as a result of Portfolio investments, including any interest expense. Further, the Adviser and Pacific Investment Management Company LLC (“PIMCO”) do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of “wrap-fee” programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Adviser or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

(2)	Interest Expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This Interest Expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of interest expense (if any) will vary with the Portfolio’s use of those investments (like reverse repurchase agreements) as an investment strategy. Any associated income or gain (or losses) realized from such investments is not reflected in the Annual Portfolio Operating Expenses table above, but is reflected in the Portfolio’s performance results.

(3)	The Adviser has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses and expenses incurred as a result of Portfolio investments, including any Interest expense. Excluding Interest expense from the table above, the Net Expenses of the Portfolio would be 0.00%.

Example. This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated, your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period. The amounts shown are attributable entirely to the Interest Expense shown in the Annual Portfolio Operating Expenses table above.

	1 Year	3 Years	5 Years	10 Years

FISH: Series M	$1	$2	$4	$9

Portfolio Turnover.	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Portfolio’s turnover rate for the fiscal year ended October 31, 2010 was 482%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Portfolio shares are held in a taxable account. These costs, which are not reflected in Total or Net Annual Portfolio Operating Expenses or in the Example above, can adversely affect the Portfolio’s investment performance.

Investments, Risks, and Performance:	Principal Investment Strategies. FISH: Series M seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus borrowings made for investment purposes) in a portfolio of fixed income instruments comprised of mortgage- and other asset-backed securities including (but not limited to): mortgage pass-through securities; collateralized mortgage obligations; commercial mortgage-backed securities; mortgage dollar rolls; stripped mortgage-backed securities; debt securities issued by states or local governments and their agencies,authorities and other instrumentalities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property; repurchase agreements and reverse repurchase agreements; and derivative instruments that have economic characteristics similar to the securities referenced above. The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO’s forecast for interest rates. The Portfolio may invest without limit in foreign (non-U.S.) currencies, securities denominated in foreign (non-U.S.) currencies, U.S. dollar denominated securities of foreign issuers, and securities and instruments of issuers that are tied economically to countries with developing (or “emerging”) securities markets.

The Portfolio may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio may invest up to 50% of its assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may invest without limit in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

Principal Risks.	The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:
•	Mortgage-Related and Other Asset-Backed Securities Risk: investing in mortgage-related and other asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;
•	Interest Rate Risk: fixed income securities may decline in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration;
•	Credit Risk: the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations;
•	Market Risk: the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries;
•	Foreign (Non-U.S.) Investment Risk: investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments;
•	Derivatives Risk: investing in derivative instruments may subject the Portfolio to liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested;
•	Liquidity Risk: the Portfolio may be unable to buy or sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector;
•	Management Risk: investment techniques and risk analyses applied by PIMCO may not produce the desired results and legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager(s) of the Portfolio;
•	Issuer Non-Diversification Risk: by focusing investments in a small number of issuers, industries, foreign currencies or regions, the Portfolio may be more impacted by risks associated with a single issuer or a single economic, political or regulatory occurrence than a more diversified portfolio might be;
•	Emerging Markets Risk: investing in securities of issuers tied economically to countries with developing economies may subject the Portfolio to market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries;
•	Leveraging Risk: certain transactions such as reverse repurchase agreements and loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged;

•	Issuer Risk: the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage or reduced demand for the issuer’s goods or service;
•	High Yield Risk: high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments;
•	Short Sale Risk: entering into short sales enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss to the Portfolio; and
•	Currency Risk: foreign currencies may decline in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.
Please see “Summary of Principal Risks” for a more detailed description of the Portfolio’s risks. There is no guarantee that the investment objective of the Portfolio will be achieved. It is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information.	The performance information below provides some indication of the risks of investing in the Portfolio by showing changes in its total return from year to year and by comparing the Portfolio’s average annual total returns with those of a broad-based market index. Past performance, before and after taxes, is not necessarily predictive of future performance. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009—9/30/2009	11.90%

Lowest 07/01/2008—9/30/2008	-8.52%

Average Annual Total Returns (for periods ended 12/31/10)	1 Year	5 Years	10 Years	Since Inception (3/17/00)

FISH: Series M — Before Taxes	14.03%	7.66%	8.23%	8.92%

FISH: Series M — After Taxes on Distributions	11.67%	4.32%	5.13%	5.76%

FISH: Series M — After Taxes on Distributions and Sale of Portfolio Shares	9.35%	4.51%	5.17%	5.74%

Barclays Capital Fixed Rate Mortgage-Backed Securities Index	5.50%	6.39%	5.91%	6.39%

Management of the Portfolio:	Investment Adviser and Administrator — Allianz Global Investors Fund Management LLC (AGIFM)

Sub-Adviser — Pacific Investment Management Company LLC (PIMCO)

Portfolio Manager

Curtis Mewbourne, Managing Director and member of the PIMCO Executive Committee, joined PIMCO in 1999 and has managed the Portfolio since July 2009.

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009—9/30/2009	11.90%

Lowest 07/01/2008—9/30/2008	-8.52%

				Since Inception
Average Annual Total Returns (for periods ended 12/31/10)	1 Year	5 Years	10 Years	(3/17/00)

FISH: Series M — Before Taxes	14.03%	7.66%	8.23%	8.92%

FISH: Series M — After Taxes on Distributions	11.67%	4.32%	5.13%	5.76%

FISH: Series M — After Taxes on Distributions and Sale of Portfolio Shares	9.35%	4.51%	5.17%	5.74%

Barclays Capital Fixed Rate Mortgage-Backed Securities Index	5.50%	6.39%	5.91%	6.39%

Management of the Portfolio:	Investment Adviser and Administrator — Allianz Global Investors Fund Management LLC (AGIFM)

Sub-Adviser — Pacific Investment Management Company LLC (PIMCO)

Portfolio Manager

Curtis Mewbourne, Managing Director and member of the PIMCO Executive Committee, joined PIMCO in 1999 and has managed the Portfolio since July 2009.

Purchase and Sale of Portfolio Shares:	Shares of the Portfolio may be purchased only by or on behalf of “wrap” account clients where Allianz Global Investors Managed Accounts LLC (the “Wrap Program Adviser”) has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client. A client agreement to open an account typically may be obtained by contacting the wrap program sponsor. The Wrap Program Adviser is an affiliate of AGIFM and PIMCO. Generally, purchase and redemption orders for Portfolio shares made based on instructions from the Wrap Program Adviser are processed at the net asset value (“NAV”) next calculated after the broker-dealer who executes trades for the applicable wrap account receives the order on behalf of the account. Orders received by the broker-dealer prior to the time the Portfolio’s NAV is determined on a business day will be processed at that day’s NAV, even if the order is received by the transfer agent after the Portfolio’s NAV has been calculated that day.

Tax Information:	The Portfolio’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Fixed Income SHares: Series R

Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Fees and Expenses of the Portfolio:	The tables below describe the fees and expenses you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment): None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Net Annual
		Distribution			Total Annual	Fee Waiver/	Portfolio
		and/or Service	Other		Portfolio	Expense	Operating
	Advisory Fees(1)	(12b-1) Fees	Expenses	Interest Expense(2)	Operating Expenses	Reimbursements(3)	Expenses(3)

FISH: Series R	0%	0%	0.06%	0.001%	0.061%	(0.06)%	0.001%

(1)	The table reflects that Allianz Global Investors Fund Management LLC (the “Adviser”) or its affiliates are absorbing all expenses of operating the Portfolio, other than any extraordinary expenses and expenses incurred as a result of Portfolio investments, including any interest expense. Further, the Adviser and Pacific Investment Management Company LLC (“PIMCO”) do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of “wrap-fee” programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Adviser or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

(2)	Interest Expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This Interest Expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of interest expense (if any) will vary with the Portfolio’s use of those investments (like reverse repurchase agreements) as an investment strategy. Any associated income or gain (or losses) realized from such investments is not reflected in the Annual Portfolio Operating Expenses table above, but is reflected in the Portfolio’s performance results.

(3)	The Adviser has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses and expenses incurred as a result of Portfolio investments, including any Interest expense. Excluding Interest expense from the table above, the Net Expenses of the Portfolio would be 0.00%.

Example. This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated, your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.

	1 Year	3 Years	5 Years	10 Years

FISH: Series R	$0	$0	$1	$1

Portfolio Turnover.	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Portfolio’s turnover rate for the fiscal year ended October 31, 2010 was 495%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Portfolio shares are held in a taxable account. These costs, which are not reflected in Total or Net Annual Portfolio Operating Expenses or in the Example above, can adversely affect the Portfolio’s investment performance.

Investments, Risks, and Performance:	Principal Investment Strategies. FISH: Series R seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of U.S. and foreign fixed income instruments including (but not limited to): inflation-indexed bonds issued by both U.S. and non-U.S. governments and corporations, including Treasury Inflation Protected Securities (TIPS); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; mortgage-related and other asset-backed securities; floating and variable rate debt instruments; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; and derivative instruments that have economic characteristics similar to the securities referenced above.

In seeking real return, the Portfolio ordinarily expects to invest a substantial portion of its assets in inflation-indexed bonds of various maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are fixed income securities structured to provide protection against inflation.

The Portfolio invests primarily in investment grade securities, but may invest up to 20% of its assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest without limit in foreign (non-U.S.) currencies, securities denominated in foreign (non-U.S.) currencies, and U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 20% of its assets in securities and instruments of issuers that are tied economically to countries with developing (or “emerging”) securities markets.

The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO’s forecast for interest rates.

The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may, without limitation, seek to obtain market exposure by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

Principal Risks.	The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

•     Interest Rate Risk: fixed income securities may decline in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration;

•     Credit Risk: the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations;

• Market Risk: the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries;

•     Foreign (non-U.S.) Investment Risk: investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments;

•     Mortgage-Related and Other Asset-Backed Securities Risk: investing in mortgage-related and other asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

•     Emerging Markets Risk: investing in securities of issuers tied economically to countries with developing economies may subject the Portfolio to market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries;

•     Derivatives Risk: investing in derivative instruments may subject the Portfolio to liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested;

• Liquidity Risk: the Portfolio may be unable to buy or sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector;

•     Management Risk: investment techniques and risk analyses applied by PIMCO may not produce the desired results and legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager(s) of the Portfolio;

•     High Yield Risk: high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments;

•     Issuer Non-Diversification Risk: by focusing investments in a small number of issuers, industries, foreign currencies or regions, the Portfolio may be more impacted by risks associated with a single issuer or a single economic, political or regulatory occurrence than a more diversified portfolio might be;

•     Currency Risk: foreign currencies may decline in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies;

•     Leveraging Risk: certain transactions such as reverse repurchase agreements and loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged;

•     Issuer Risk: the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage or reduced demand for the issuer’s goods or service; and

• Short Sale Risk: entering into short sales enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss to the Portfolio.

Please see “Summary of Principal Risks” for a more detailed description of the Portfolio’s risks. There is no guarantee that the investment objective of the Portfolio will be achieved. It is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information.	The performance information below provides some indication of the risks of investing in the Portfolio by showing changes in its total return from year to year and by comparing the Portfolio’s average annual total returns with those of a broad-based market index. Past performance, before and after taxes, is not necessarily predictive of future performance. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 01/01/2009-03/31/2009	8.13%

Lowest 10/01/2008–12/31/2008	-5.75%

			Since Inception
Average Annual Total Returns (for periods ended 12/31/10)	1 Year	5 Years	(4/15/04)

FISH: Series R — Before Taxes	10.25%	7.98%	7.57%

FISH: Series R — After Taxes on Distributions	5.80%	5.32%	5.09%

FISH: Series R — After Taxes on Distributions and Sale of Portfolio Shares	6.66%	5.26%	5.02%

Barclays Capital U.S. TIPS Index	6.31%	5.33%	5.40%

Management of the Portfolio:	Investment Adviser and Administrator — Allianz Global Investors Fund Management LLC (AGIFM)
Sub-Adviser — Pacific Investment Management Company LLC (PIMCO)

Portfolio Manager

Mihir Worah, Managing Director of PIMCO, joined PIMCO in 2001 and has managed the Portfolio since December 2007.

Purchase and Sale of Portfolio Shares:	Shares of the Portfolio may be purchased only by or on behalf of “wrap” account clients where Allianz Global Investors Managed Accounts LLC (the “Wrap Program Adviser”) has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client. A client agreement to open an account typically may be obtained by contacting the wrap program sponsor. The Wrap Program Adviser is an affiliate of AGIFM and PIMCO. Generally, purchase and redemption orders for Portfolio shares made based on instructions from the Wrap Program Adviser are processed at the net asset value (“NAV”) next calculated after the broker-dealer who executes trades for the applicable wrap account receives the order on behalf of the account. Orders received by the broker-dealer prior to the time the Portfolio’s NAV is determined on a business day will be processed at that day’s NAV, even if the order is received by the transfer agent after the Portfolio’s NAV has been calculated that day.

Tax Information:	The Portfolio’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Fixed Income SHares: Series H

Investment Objective:	The Portfolio seeks high current income exempt from federal income tax. Total return is a secondary objective.

Fees and Expenses of the Portfolio:	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment): None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Net Annual
		Distribution		Total Annual	Fee Waiver/	Portfolio
		and/or Service	Other	Portfolio	Expense	Operating
	Advisory Fees(1)	(12b-1) Fees	Expenses	Operating Expenses	Reimbursements(2)	Expenses(2)

FISH: Series H	0%	0%	0.06%	0.06%	(0.06)%	0%

(1) The table reflects that Allianz Global Investors Fund Management LLC (the “Adviser”) or its affiliates are absorbing all expenses of operating the Portfolio, other than any extraordinary expenses and expenses incurred as a result of Portfolio investments, including any interest expense. Further, the Adviser and Pacific Investment Management Company LLC (“PIMCO”) do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of “wrap-fee” programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Adviser or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.
(2) The Adviser has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except extraordinary expenses and expenses incurred as a result of Portfolio investments, including any Interest expense.
Example. This Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated, your investment has a 5% return each year, all dividends and distributions are reinvested, and the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is the same with or without redemption at the end of each period.

	1 Year	3 Years	5 Years	10 Years

FISH: Series H	$0	$0	$0	$0

Portfolio Turnover.	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Portfolio’s turnover rate for the fiscal year ended October 31, 2010 was 26%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Portfolio shares are held in a taxable account. These costs, which are not reflected in Total or Net Annual Portfolio Operating Expenses or in the Example above, can adversely affect the Portfolio’s investment performance.

Investments, Risks, and Performance:	Principal Investment Strategies. FISH: Series H seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in fixed income instruments whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal tax (not including the federal alternative minimum tax (“AMT”)) (“Municipal Bonds”).

The Portfolio intends to invest substantially all of its assets in high yield municipal bonds and “private activity” bonds that are rated (at the time of purchase) below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (commonly known as “junk bonds”), but may also invest without limitation in higher-rated municipal bonds and other securities. The Portfolio may invest up to 30% of its assets in “private activity” bonds whose interest is a tax-preference item for purposes of the AMT. The Portfolio may invest more than 25% of its total assets in bonds of issuers in California and/or New York. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO’s forecast for interest rates.

The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The “total return” sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Portfolio is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.

The Portfolio may invest in other types of fixed income instruments including (but not limited to): securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government securities”); corporate debt securities of U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; and repurchase agreements and reverse repurchase agreements. The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements. In addition, the Portfolio may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds (RIBs). The Portfolio may, without limitation, seek to obtain market exposure by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks.	The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

•     Municipal Bond Market Risk: the portfolio may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the portfolio as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation;

•     High Yield Risk: high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments;

•     California State-Specific Risk: a portfolio concentrated in California Municipal Bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal;

•     New York State-Specific Risk: a portfolio concentrated in New York Municipal Bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal;

• Short Sale Risk: entering into short sales enhances leveraging risk, involves counterparty risk and may potentially involve the risk of unlimited loss to the Portfolio;

•     Interest Rate Risk: fixed income securities may decline in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration;

•     Credit Risk: the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations;

• Market Risk: the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries;

•     Derivatives Risk: investing in derivative instruments may subject the Portfolio to liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested;

• Liquidity Risk: the Portfolio may be unable to buy or sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector;

•     Management Risk: investment techniques and risk analyses applied by PIMCO may not produce the desired results and legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager(s) of the Portfolio;

•     Mortgage-Related and Other Asset-Backed Securities Risk: investing in mortgage-related and other asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on;

•     Issuer Non-Diversification Risk: by focusing investments in a small number of issuers, industries, foreign currencies or regions, the Portfolio may be more impacted by risks associated with a single issuer or a single economic, political or regulatory occurrence than a more diversified portfolio might be;

•     Leveraging Risk: certain transactions such as reverse repurchase agreements and loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged; and

• Issuer Risk: the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage or reduced demand for the issuer’s goods or service.

Please see “Summary of Principal Risks” for a more detailed description of the Portfolio’s risks. There is no guarantee that the investment objective of the Portfolio will be achieved. It is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information.	The performance information below provides some indication of the risks of investing in the Portfolio by showing changes in its total return from year to year and by comparing the Portfolio’s average annual total returns with those of a broad-based market index. Past performance, before and after taxes, is not necessarily predictive of future performance. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 07/01/2009 – 09/30/2009	12.25%

Lowest 10/01/2008 – 12/31/2008	-22.53%

Average Annual Total Returns		Since Inception
(for periods ended 12/31/10)	1 Year	(4/2/07)

FISH: Series H – Before Taxes	2.40%	-2.58%

FISH: Series H – After Taxes on Distributions	2.40%	-2.58%

FISH: Series H – After Taxes on Distributions and Sale of Portfolio Shares	3.37%	-1.35%

Barclays Capital High Yield Muni Index	7.80%	0.13%

Management of the Portfolio:	Investment Adviser and Administrator – Allianz Global Investors Fund Management LLC (AGIFM)

Sub-Adviser – Pacific Investment Management Company LLC (PIMCO)

Portfolio Manager

John Cummings, Executive Vice President of PIMCO, joined PIMCO in 2002 and has managed the Portfolio since its inception in April 2007.

Purchase and Sale of Portfolio Shares:	Shares of the Portfolio may be purchased only by or on behalf of “wrap” account clients where Allianz Global Investors Managed Accounts LLC (the “Wrap Program Adviser”) has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client. A client agreement to open an account typically may be obtained by contacting the wrap program sponsor. The Wrap Program Adviser is an affiliate of AGIFM and PIMCO. Generally, purchase and redemption orders for Portfolio shares made based on instructions from the Wrap Program Adviser are processed at the net asset value (“NAV”) next calculated after the broker-dealer who executes trades for the applicable wrap account receives the order on behalf of the account. Orders received by the broker-dealer prior to the time the Portfolio’s NAV is determined on a business day will be processed at that day’s NAV, even if the order is received by the transfer agent after the Portfolio’s NAV has been calculated that day.

Tax Information:	The Portfolio’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Principal Investments and Strategies of Each Portfolio
This section, together with the next section entitled “Summary of Principal Risks,” provides more detailed information regarding each Portfolio’s investment objective, principal investments and strategies and principal risks.
The Portfolios’ investment adviser is Allianz Global Investors Fund Management LLC (the “Adviser”), and the Portfolios’ sub-adviser is Pacific Investment Management Company LLC (“PIMCO”). Developed by PIMCO exclusively for use within separately managed accounts, the FISH Portfolios represent shares of specialized bond portfolios. They are used in combination with selected individual securities to effectively model institutional-level investment strategies. The FISH Portfolios can permit greater diversification than smaller managed accounts might otherwise achieve. PIMCO uses these specialized bond portfolios within the PIMCO Total Return, PIMCO Real Return and PIMCO High Yield Municipal Strategy managed account portfolios as follows.
Within the PIMCO Total Return managed account portfolio:
•	Fixed Income SHares: Series C, normally investing at least 80% of its net assets in U.S. and foreign fixed-income instruments.

•	Fixed Income SHares: Series M, normally investing at least 80% of its net assets in mortgage- and other asset-backed securities.

Within the PIMCO Real Return managed account portfolio:

•	Fixed Income SHares: Series R, normally investing at least 80% of its net assets in U.S. and foreign fixed-income instruments, and primarily in inflation-indexed fixed-income securities.

Within the PIMCO High Yield Municipal Strategy managed account portfolio:

•	Fixed Income SHares: Series H, normally investing at least 80% of its net assets in high yield municipal debt securities.
Descriptions of different Portfolios should be read independently of one another. How or whether a particular Portfolio utilizes an investment strategy, technique or instrument should not be inferred from how or whether other Portfolios are described as utilizing the same investment strategy, technique or instrument in their descriptions. See “Characteristics and Risks of Securities and Investment Techniques—Percentage Investment Limitations” for more information about certain investment limitations.

Fixed Income SHares: Series C

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Credit Quality B to Aaa; maximum 50% below Baa Average Portfolio Duration Varies	Dividend Frequency Declared daily and distributed monthly (Dividends are paid in cash)

Portfolio Focus Intermediate maturity fixed income securities
FISH: Series C seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus borrowings made for investment purposes) in a portfolio of U.S. and foreign fixed income instruments including (but not limited to):
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	inflation-indexed bonds issued by corporations;

•	structured notes, including hybrid or “indexed” securities and event-linked bonds;

•	loan participations and assignments;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements and reverse repurchase agreements;

•	debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

•	obligations of non-U.S. governments and their subdivisions, agencies and government sponsored enterprises;

•	obligations of international agencies or supranational entities;

•	obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

•	mortgage-related and other asset-backed securities; and

•	derivative instruments that have economic characteristics similar to the securities referenced above.
The Portfolio may invest up to 50% of its assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest without limit in foreign (non-U.S.) currencies, securities denominated in foreign (non-U.S.) currencies, U.S. dollar denominated securities of foreign issuers, and securities and instruments of issuers that are tied economically to countries with developing (or “emerging”) securities markets
The Portfolio may invest up to 55% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. Mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to this limitation.
The Portfolio may invest its assets without limitation in mortgage-related and other asset-backed securities, including mortgage-related and other asset backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO’s forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.
The Portfolio will not change its policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income instruments unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”), as it may be amended or interpreted by the Securities and Exchange Commission (the “SEC”) from time to time.

Principal Risks	Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

	• • • • •	Interest Rate Risk Credit Risk Market Risk Foreign (non-U.S.) Investment Risk Mortgage-Related and Other Asset-Backed Securities Risk	• • • • •	Emerging Markets Risk Derivatives Risk Liquidity Risk Management Risk High Yield Risk	• • • • •	Issuer Non-Diversification Risk Currency Risk Leveraging Risk Issuer Risk Short Sale Risk

Please see “Summary of Principal Risks” for a description of these and other risks of investing in the Portfolio.

Fixed Income SHares: Series M

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Credit Quality B to Aaa; maximum 50% below Baa Average Portfolio Duration Varies	Dividend Frequency Declared daily and distributed monthly (Dividends are paid in cash)

Portfolio Focus Intermediate maturity mortgage-backed securities
FISH: Series M seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus borrowings made for investment purposes) in a portfolio of fixed income instruments comprised of mortgage- and other asset-backed securities including (but not limited to):
•	mortgage pass-through securities;

•	collateralized mortgage obligations;

•	commercial mortgage-backed securities;

•	mortgage dollar rolls;

•	stripped mortgage-backed securities;

•	debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property;

•	repurchase agreements and reverse repurchase agreements; and

•	derivative instruments that have economic characteristics similar to the securities referenced above.
The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO’s forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
The Portfolio may invest without limit in foreign (non-U.S.) currencies, securities denominated in foreign (non-U.S.) currencies, U.S. dollar denominated securities of foreign issuers, and securities and instruments of issuers that are tied economically to countries with developing (or “emerging”) securities markets.
The Portfolio may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
The Portfolio may invest up to 50% of its assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality.
The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may invest without limit in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk.
The Portfolio will not change its policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income instruments unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

Principal Risks	Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

	• • • • •	Mortgage-Related and Other Asset-Backed Securities Risk Interest Rate Risk Credit Risk Market Risk Foreign (non-U.S.) Investment Risk	• • • • •	Derivatives Risk Liquidity Risk Management Risk Issuer Non-Diversification Risk Emerging Markets Risk	• • • • •	Leveraging Risk Issuer Risk High Yield Risk Short Sale Risk Currency Risk

Please see “Summary of Principal Risks” for a description of these and other risks of investing in the Portfolio.

Fixed Income SHares: Series R

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Credit Quality B to Aaa; maximum 20% below Baa Average Portfolio Duration Varies	Dividend Frequency Declared daily and distributed monthly (Dividends are paid in cash)

Portfolio Focus Inflation-indexed fixed income securities
FISH: Series R seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in a portfolio of U.S. and foreign fixed income instruments including (but not limited to):
•	inflation-indexed bonds issued by both U.S. and non-U.S. governments and corporations, including Treasury Inflation Protected Securities (TIPS);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

•	obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises;

•	obligations of international agencies or supranational entities;

•	debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

•	mortgage-related and other asset-backed securities;

•	floating and variable rate debt instruments;

•	structured notes, including hybrid or “indexed” securities and event-linked bonds;

•	loan participations and assignments;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements and reverse repurchase agreements; and

•	derivative instruments that have economic characteristics similar to the securities referenced above.
In pursuing its investment objective of real return, the Portfolio ordinarily expects to invest a substantial portion of its assets in inflation-indexed bonds of various maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the non-seasonally adjusted Consumer Price Index for All Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Certain securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.
The Portfolio invests primarily in investment grade securities, but may invest up to 20% of its assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest without limit in foreign (non-U.S.) currencies, securities denominated in foreign (non-U.S.) currencies, and U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 20% of its assets in securities and instruments of issuers that are tied economically to countries with developing (or “emerging”) securities markets.
The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO’s forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may lend its securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio is “non-diversified,” which means that it may invest a substantial portion of its assets in a relatively small number of issuers, which may increase risk.
The Portfolio will not change its policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income instruments unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

Principal Risks	Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return are:

	• • • • •	Interest Rate Risk Credit Risk Market Risk Foreign (non-U.S.) Investment Risk Mortgage-Related and Other Asset-Backed Securities Risk	• • • • •	Emerging Markets Risk Derivatives Risk Liquidity Risk Management Risk High Yield Risk	• • • • •	Issuer Non-Diversification Risk Currency Risk Leveraging Risk Issuer Risk Short Sale Risk

Please see “Summary of Principal Risks” for a description of these and other principal risks of investing in the Portfolio.

Fixed Income SHares: Series H

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax.; total return is a secondary objective	Credit Quality No limitations Average Portfolio Duration Varies	Dividend Frequency Declared daily and distributed monthly (Dividends are paid in cash)

Portfolio Focus High yield municipal securities
FISH: Series H seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in fixed income instruments whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal tax (not including the federal alternative minimum tax (“AMT”)) (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.
The Portfolio intends to invest substantially all of its assets in high yield municipal bonds and “private activity” bonds that are rated (at the time of purchase) below investment grade by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality (commonly known as “high yield securities” or “junk bonds”). The Portfolio may also invest without limitation in higher-rated municipal bonds and other securities. The Portfolio may invest up to 30% of its assets in “private activity” bonds whose interest is a tax-preference item for purposes of the AMT. For shareholders subject to the AMT, distributions derived from “private activity bonds” must be included in their AMT calculations, and, as such, a portion of the Portfolio’s distribution may be subject to federal income tax. The Portfolio may invest more than 25% of its total assets in bonds of issuers in California and/or New York. To the extent that the Portfolio concentrates its investments in California or New York, it will be subject to higher levels of California or New York State Specific Risk. See “California State-Specific Risk” and “New York State-Specific Risk.” The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO’s forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
The portfolio manager focuses on Municipal Bonds with the potential to offer high current income, typically looking for Municipal Bonds that can provide consistently attractive current yields or that are trading at competitive market prices. The “total return” sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, generally arising from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer. The Portfolio is “non-diversified,” which means that it may invest a substantial portion of its assets in a relatively small number of issuers, which may increase risk.
The Portfolio may invest in other types of fixed income instruments. The term “fixed income instruments” includes, in addition to Municipal Bonds, the following types of investments including (but not limited to):
•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government securities”);

•	corporate debt securities of U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-related and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities and event-linked bonds;

•	loan participations and assignments;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances; and

•	repurchase agreements and reverse repurchase agreements.
The Portfolio may invest without limit in derivative instruments, such as options, futures contracts or swap agreements. In addition, the Portfolio may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds (RIBs). The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
The Portfolio will not change its policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income instruments unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

Principal Risks	Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return are:

	• • • • •	Municipal Bond Market Risk High Yield Risk California State-Specific Risk New York State-Specific Risk Short Sale Risk	• • • • •	Interest Rate Risk Credit Risk Market Risk Derivatives Risk Liquidity Risk	• • • • •	Management Risk Mortgage-Related and Other Asset-Backed Risk Issuer Non-Diversification Risk Leveraging Risk Issuer Risk

Please see “Summary of Principal Risks” for a description of these and other principal risks of investing in the Portfolio.

Summary of Principal Risks

The value of your investment in a Portfolio changes with the value of that Portfolio’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio’s portfolio as a whole are called “principal risks.” The principal risks of each Portfolio are identified in the Portfolio Summaries and are summarized alphabetically in this section. Each Portfolio may be subject to additional risks other than those described below because the types of investments made by a Portfolio can change over time. Securities and investment techniques that appear in bold type below are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” in this Prospectus. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Portfolios, their investments and the related risks. There is no guarantee that a Portfolio will be able to achieve its investment objective. It is possible to lose money by investing in a Portfolio.

Interest Rate Risk	Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Portfolio holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Portfolio’s shares.

Credit Risk	The Portfolios are subject to credit risk. This is the risk that a Portfolio could lose money if the issuer or the guarantor of a fixed income security (including a security purchased with securities lending cash collateral if a Portfolio engages in securities lending), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

High Yield Risk	Each Portfolio, through its investments in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”), and in particular FISH: Series H through its focus on such securities, may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce the Portfolio’s ability to sell its high yield securities (liquidity risk). If the issuer of a security is in default with respect to interest payments or principal payments, a Portfolio may lose its entire investment. These securities may also be more susceptible to real or perceived adverse economic or competitive industry conditions than higher quality fixed income instruments. Securities in the lowest investment grade categories may also be considered to have speculative characteristics by certain ratings agencies.

Market Risk	The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or sectors represented in the securities markets. The values of securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. They may also decline due to factors that disproportionately affect a particular industry, group of related industries or sector, such as labor shortages or increased production costs and competitive conditions within an industry or sector. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting the fixed income markets generally. Equity securities generally have greater price volatility than fixed income securities. During a general downturn in securities markets, multiple asset classes may decline in value simultaneously.

Issuer Risk	The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the values of is assets.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price or possibly require a Portfolio to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Portfolio, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that a Portfolio’s principal investment strategies involve foreign securities, derivatives, high-yield securities or securities with substantial market and/or credit risk, the Portfolio will tend to have the greatest exposure to liquidity risk.

Derivatives Risk	The Portfolios may invest without limit in derivatives, which are financial contracts the value of which depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are discussed in more detail under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this Prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. Although not required to, the Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as risks associated with changes in interest rates or currency risk. The Portfolios may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk, and to gain exposure to issuers, indices, sectors, and/or geographical regions. A Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of certain derivatives may subject a Portfolio to the potential for unlimited loss. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. When investing in a derivative instrument, a Portfolio could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. In addition, a Portfolio’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders.

The Portfolios may invest in commodity-linked derivative instruments to the extent that the Portfolios’ exposure to commodities through these instruments is 5% or less of the Portfolio’s total assets at the time of investment (although the Portfolios may invest directly in other commodity-related investments independent of this restriction). The Portfolios’ investments in commodity-linked derivative instruments may subject the Portfolios to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

The Portfolios may invest in real-estate linked derivative instruments to the extent that a Portfolio’s exposure to real estate through these instruments is 5% or less of the Portfolios’ total assets at the time of investment (although the Portfolio may invest directly in other real estate-related investments independent of this restriction). To the extent the Portfolios invest in real estate-linked derivative instruments, they are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Finally, federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear these changes could restrict and/or impose significant costs or other burdens upon the Portfolios’ participation in derivatives transactions.

Short Sale Risk	Short sales are subject to special risks. A short sale involves the sale by a Portfolio of a security that it does not own with the hope of purchasing the same security at a later date at a lower price because it must borrow the security sold short and deliver it to the counterparty. A Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio. A Portfolio’s short selling strategies may limit its ability to fully benefit from increases in the fixed income or other applicable markets.

Mortgage-Related and Other Asset-Backed Securities Risk	Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Portfolio holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities may involve special risks relating to unanticipated rates of prepayment on the mortgages underlying the securities. This is known as prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio may have to reinvest that money at the lower prevailing interest rates. A Portfolio’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. FISH: Series M is particularly sensitive to mortgage risk because the Portfolio normally invests substantially in mortgage-related securities. The market for mortgage-backed and other asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

Non-U.S. Investment Risk	A Portfolio that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities are often not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, market disruption, political changes, security suspensions or diplomatic developments could adversely affect a Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment in non-U.S. securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Portfolio invests a significant portion of its assets in a particular geographic area or in securities denominated in a particular non-U.S. currency, the Portfolio will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. In addition, special U.S. tax considerations may apply to a Portfolio’s investments in foreign securities.

Emerging Markets Risk	Non-U.S. investment risk may be particularly high to the extent that a Portfolio invests in emerging market securities, that is, securities of issuers tied economically to countries with developing securities markets. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. Portfolios may also be subject to Emerging Markets Risk if they invest in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging market securities.

Currency Risk	To the extent a Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, and by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Portfolio’s investments in foreign currency-denominated securities may reduce the return of the Portfolio.

Issuer Non-Diversification Risk	Focusing investments in a small number of issuers increases risk. Each Portfolio is “non-diversified,” which means that it may invest a significant portion of its assets in the securities of a small number of issuers (such as bonds issued by a particular state). Portfolios that invest in a relatively small number of issuers are more impacted by risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Portfolio may be subject to increased economic, business or political risk to the extent that it invests a substantial portion of its assets in a particular currency, in a group of related industries, in a particular issuer, in the bonds of similar projects or in a narrowly defined geographic area outside the U.S. See “California State-Specific Risk” and “New York State-Specific Risk” below.

Leveraging Risk	Each Portfolio may engage in transactions that give rise to forms of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. A Portfolio could theoretically be subject to unlimited losses in the cases where it is unable to close out a transaction. Leverage, including borrowing, will cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of securities held by a Portfolio.

Management Risk	Each Portfolio is subject to management risk because it is an actively managed investment portfolio. PIMCO and the portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results. Each Portfolio is also subject to the risk that deficiencies in the internal systems or controls of the Adviser or another service provider will cause losses for the Portfolio or hinder Portfolio operations. For example, trading delays or errors (both human and systemic) could prevent a Portfolio from purchasing a security expected to appreciate in value. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and each individual portfolio manager in connection with managing the Portfolios and may also adversely affect the ability of the Portfolios to achieve their investment objectives.

Municipal Bond Market Risk	A Portfolio that invests in the municipal bond market, particularly FISH: Series H, is subject to certain risks. The amount of public information available about the Municipal Bonds held by a Portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Portfolio may therefore be more dependent on the analytical abilities of PIMCO than would be a stock fund or taxable bond fund. The secondary market for Municipal Bonds, particularly the lower rated bonds on which FISH:
Series H focuses, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Portfolio’s ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Portfolio investing in the issuer’s securities could experience delays in collecting principal and interest and the Portfolio may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Portfolio may take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Portfolio’s operating expenses. Any income derived from the Portfolio’s ownership or operation of such assets may not be tax-exempt.

California State-Specific Risk	A Portfolio that concentrates its investments in California Municipal Bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk	A Portfolio that concentrates its investments in New York Municipal Bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York Municipal Bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York Municipal Bonds held by the Portfolio. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.
Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Portfolios’ portfolio holdings, together with additional information about portfolio holdings disclosure, is available in the Portfolios’ Statement of Additional Information.

Management of the Portfolios

Investment Adviser, Sub-Adviser and Administrator	The Adviser serves as the investment adviser to the Portfolios. PIMCO serves as the sub-adviser to the Portfolios. Subject to the supervision of the Adviser and the Board of Trustees, PIMCO is responsible for managing the investment activities of the Portfolios. The Adviser, in its role as administrator, is also responsible for managing the Portfolios’ business affairs and other administrative matters.

The Adviser is located at 1345 Avenue of Americas New York, NY 10105. Organized in 2000, the Adviser provides investment management and advisory services to open-end mutual funds and closed-end funds. The Adviser is a wholly-owned indirect subsidiary of Allianz Global Investors of America, L.P. (“AGI”) and of Allianz SE, a publicly-traded European insurance and financial services company. As of December 31, 2010, the Adviser had approximately $44.7 billion in assets under management.

PIMCO, an affiliate of the Adviser, is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2010, PIMCO had approximately $1.2 trillion in assets under management.

Advisory and Other Fees	None of the Portfolios pay any direct advisory, administrative or other fees. The Adviser or its affiliates also pay or reimburse all expenses of operating the Portfolios, other than any extraordinary expenses and expenses incurred as a result of Portfolio investments, including interest expense. See “Risk/Return Summary — Fees and Expenses of the Portfolio” for more information on these arrangements.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between the Adviser and each Portfolio and the portfolio management agreement between the Adviser and PIMCO for each Portfolio is available in the Portfolios’ annual report to shareholders for the period ended October 31, 2010.

Individual Portfolio Managers	The following investment professionals are primarily responsible for the day-to-day management of the Portfolios, as noted:

Curtis Mewbourne, a Managing Director and member of the PIMCO Executive Committee, is primarily responsible for the day-to-day management of the FISH: Series C Portfolio and FISH: Series M Portfolio. Mr. Mewbourne joined PIMCO in 1999 and has been the primary portfolio manager for these two series since July 2009.

Mihir Worah, a Managing Director of PIMCO, is primarily responsible for the day-to-day management of the FISH: Series R Portfolio. Mr. Worah joined PIMCO in 2001 and has been the primary portfolio manager since December 2007.

John Cummings, an Executive Vice President of PIMCO, is primarily responsible for the day-to-day management of the FISH: Series H Portfolio. Mr. Cummings joined PIMCO in 2002 and has been the primary portfolio manager since the Portfolio’s inception in April 2007.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of the Portfolios that they manage.

Distributor	The Portfolios’ principal underwriter is Allianz Global Investors Distributors LLC (the “Distributor”), an indirect subsidiary of AGI and an affiliate of the Adviser. The Distributor, located at 1345 Avenue of the Americas, New York, New York 10105, is a broker-dealer registered with the Securities and Exchange Commission.

Legal Proceedings	In June and September 2004, the Adviser and certain of its affiliates (including PEA Capital LLC (“PEA”), the Distributor and AGI), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Adviser serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Adviser settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of certain open-end funds formerly sub-advised by PEA. The Adviser, PEA, the Distributor and AGI reached a settlement relating to the same subject matter with the Attorney General of the State of New Jersey in June 2004. AGI, the Adviser, PEA and the Distributor paid and its affiliates agreed to pay a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolios.

Since February 2004, the Adviser and certain of its affiliates and their employees have been named as defendants in eleven lawsuits filed in various jurisdictions, which have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, on behalf of fund shareholders or the funds themselves, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by fund shareholders. After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In addition, in a lawsuit filed in the Northern District of Illinois Eastern Division, plaintiffs challenged certain trades by PIMCO in the June 2005 10 year futures contract. PIMCO’s position is that all such trades were properly designed to secure best execution for its clients. The parties resolved this matter through settlement, which resolves all of the claims against PIMCO. In settling this matter, PIMCO denies any liability. This settlement is purely private in nature and not a regulatory matter.

The Adviser and PIMCO believe that these matters are not likely to have a material adverse effect on the Portfolios or on their ability to perform their respective investment advisory activities relating to the Portfolios.

The foregoing speaks only as of the date of this Prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure will be updated if those developments are likely to have a material adverse effect on the Portfolio or on the ability of the Adviser or PIMCO to perform their respective contracts with respect to the Portfolio.
How to Buy and Sell Shares

Eligible Investors and Opening an Account	Shares of the Portfolios may be purchased only by or on behalf of “wrap” account clients where Allianz Global Investors Managed Accounts LLC (the “Wrap Program Adviser”) has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client. A client agreement to open an account typically may be obtained by contacting the wrap program sponsor. The Wrap Program Adviser is an affiliate of the Adviser and PIMCO.

The Portfolios intend to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above and each investor, by purchasing shares, agrees to any such redemption. Best efforts will be made to provide the applicable wrap program sponsor with advance notice of any such redemption on behalf of the client.

Calculation of Share Price and Redemption Payments	When Portfolio shares are purchased or redeemed, the price that is paid or received is equal to the net asset value (“NAV”) of the shares, without any sales charges or other fees. NAVs are ordinarily determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See “How Portfolio Shares Are Priced.”

In most cases, purchase and redemption orders are made based on instructions from the Wrap Program Adviser, in its capacity as investment adviser or sub-adviser to the applicable wrap account, to the broker-dealer who executes trades for the account. Purchase and redemption orders are processed at the NAV next calculated after the broker-dealer receives the order on behalf of the account. Orders received by the broker-dealer prior to the time the Portfolio’s NAV is determined on a business day will be processed at that day’s NAV, even if the order is received by the transfer agent after the Portfolio’s NAV has been calculated that day.

The Portfolios do not calculate NAVs or process purchase or redemption orders on days when the New York Stock Exchange is closed. If a purchase or redemption order is made on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day’s NAV).

Purchase and Redemption Procedures	There are no maximum or minimum initial investment requirements. The broker-dealer acting on behalf of an eligible client must submit a purchase or redemption order to the Portfolios’ transfer agent, Boston Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105, either directly or through an appropriate clearing agency (e.g., the National Securities Clearing Corporation — Fund/SERV). The broker-dealer submitting an initial or subsequent order to purchase Portfolio shares must arrange to have federal funds wired to the transfer agent. Wiring instructions may be obtained by calling 1-800-462-9727.

Other Purchase Information	Purchases of Portfolio shares will normally be made only in full shares, but may be made in fractional shares under certain circumstances. Certificates for shares will not be issued.

Each Portfolio reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject any purchase order. Each Portfolio may do so in consultation with the Wrap Program Adviser.

Other Redemption Information	Redemption proceeds will ordinarily be sent by wire. Redemption proceeds will normally be wired within one to three business days after the redemption request, but may take up to seven days. Shareholders who are no longer eligible to invest in the Portfolios may receive their redemption proceeds by check. See “Eligible Investors and Opening an Account” above.

Redemptions of Portfolio shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency that makes it impracticable for the applicable Portfolio to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, a Portfolio may delay redemption payments for more than seven days, as permitted by law.

It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, each Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the Portfolio in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Market Timing Policy	In general, the practice of “market timing,” which includes short-term or excessive trading of mutual fund shares and other abusive trading practices, may have a detrimental effect on a mutual fund and its shareholders. Depending upon various factors such as the mutual fund’s size and the amount of its assets maintained in cash, market timing by fund shareholders may interfere with the efficient management of the fund’s portfolio, increase transaction costs and taxes, and harm the performance of the fund and its shareholders. Because the Portfolios are designed to be components of “wrap” accounts that also invest, at the direction of the Wrap Program Adviser, in individual securities and other investments, Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new monies (including through dividend reinvestment) or to accommodate reductions in account size. The Portfolios are managed in a manner that is consistent with their role in the “wrap” accounts. Because all purchase and redemption orders are initiated by the Wrap Program Adviser, “wrap” account clients are not in a position to effect purchase and redemption orders and are, therefore, unable to directly trade in Portfolio shares. The Board of Trustees has adopted a market timing policy, pursuant to which the Distributor monitors each Portfolio’s trading activity and has the ability to reject any purchase or redemption orders that the Distributor believes would adversely affect the Portfolio or its shareholders. Additionally, each Portfolio reserves the right to refuse such purchase or redemption orders.
How Portfolio Shares Are Priced

The net asset value per share (“NAV”) of a Portfolio’s shares is determined by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total number of shares outstanding of that Portfolio. Portfolio shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock

Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Portfolios’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Pricing services used in connection with valuing debt securities and other investments may use information provided by market makers or estimates of market values obtained from yield data relating to securities with similar characteristics. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Portfolios’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Portfolio’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

The Portfolios may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Portfolios may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Portfolio may use modeling tools provided by third-party vendors to determine fair values of non-U.S. securities.

For purposes of calculating NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Portfolio or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of non-U.S. securities used in NAV calculations.
Portfolio Distributions
Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on the shares the day after the Portfolio receives your purchase payment. Dividends are declared daily and paid monthly on the last business day of the month.
In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders investing in the Portfolio no less frequently than annually. Net short-term capital gains may be paid more frequently.
A Portfolio’s dividend and capital gain distributions will be paid only in cash. Dividends and capital gains will not be reinvested in additional Portfolio shares.

Tax Consequences

Treatment as RIC	This section summarizes some of the U.S. federal income tax consequences to U.S. persons of investing in the Portfolios; the consequences under other tax laws and to non-U.S. shareholders may differ. Shareholders should consult their tax advisors as to the possible application of federal, state, local or non-U.S. income tax laws. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.

Each Portfolio has elected to be treated and intends to qualify to be treated each year for taxation as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). A regulated investment company is not subject to U.S. federal income tax at the corporate level on income and gains from investments that are distributed to shareholders. However, a Portfolio’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Taxes on Portfolio Distributions	A shareholder subject to U.S. federal income tax will generally be subject to tax on Portfolio distributions, unless, with regard to FISH: Series H, the distribution is derived from tax-exempt income and is reported as an “exempt-interest dividend.” For federal income tax purposes, Portfolio distributions will generally be taxable to a shareholder as either ordinary income or capital gains.

Portfolio dividends consisting of distributions of investment income generally are taxable to shareholders as ordinary income. Federal taxes on Portfolio distributions of capital gains are determined by how long the Portfolio owned or is deemed to have owned the investments that generated the capital gains, rather than how long a shareholder has owned the shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) that are properly designated by a Portfolio as capital gain dividends generally will be taxable to shareholders as long-term capital gains. Long- term capital gains rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets— for taxable years beginning before January 1, 2013. Distributions of net short-term capital gains in excess of net long-term capital losses generally will be taxable to you at ordinary income rates.

A Note on FISH: Series H Distributions. Dividends paid to shareholders of FISH: Series H and derived from Municipal Bond interest are expected to be designated by the Portfolio as “exempt-interest dividends.” Exempt-interest dividends are not generally subject to U.S. federal income tax, but may be subject to state and local taxes. In addition, FISH: Series H may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. If FISH: Series H invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Portfolio’s distributions derived from interest on such bonds. If you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Portfolio may have on the federal taxation of your benefits. Dividends derived from taxable interest or capital gains will be subject to federal income tax.

The ultimate tax characterization of a Portfolio’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year. As a result, there is a possibility that a Portfolio may make total distributions during a taxable year in an amount that exceeds such Portfolio’s current and accumulated earnings and profits, in which case the excess generally would be treated as return of capital, which would reduce the shareholders’ tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A return of capital is not taxable, but it reduces a shareholder’s tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of the shares.

Portfolio distributions are taxable to shareholders even if they are paid from income or gains earned by a Portfolio before a shareholder’s investment (and thus were included in the price the shareholder paid).

Taxes When you Sell (Redeem) or Exchange Your Shares	Any gain resulting from the sale or redemption of Portfolio shares generally will be subject to U.S. federal income tax as capital gains for shareholders. When you exchange shares of a Portfolio for shares of another series, the transaction generally will be treated as a sale of the Portfolio shares for these purposes, and any gain on those shares generally will be subject to federal income tax as capital gains.

Backup Withholding	Each Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any shareholder who fails to properly furnish the Portfolio with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Portfolio that he, she or it is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid before January 1, 2013 and is currently scheduled to increase to 31% for amounts paid thereafter.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Portfolios identified in the Portfolio Summaries and under “Principal Investments and Strategies of Each Portfolio” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Portfolios from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolios. As with any mutual fund, investors in the Portfolios rely on the professional investment judgment and skill of their investment advisers (PIMCO) and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Portfolios.

Securities Selection	The FISH: Series C and FISH: Series M Portfolios seek maximum total return, and the FISH: Series R Portfolio seeks maximum real return, in each case consistent with preservation of capital and prudent investment management. The FISH: Series H Portfolio seeks high current income exempt from federal income tax. Total return is a secondary objective for FISH: Series H. The total return sought by FISH: Series C, FISH: Series M and FISH: Series H consists of both income earned on investments and capital appreciation, if any, arising from increases in the market value of a Portfolio’s holdings. The real return sought by FISH Series R equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Capital appreciation of fixed income securities generally results from decreases in market interest rates, foreign currency appreciation, or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy, analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

Municipal Bond Market	The amount of public information available about the municipal bonds held by a Portfolio is generally less than for corporate equities or bonds, and the investment performance of the Portfolio may therefore be more dependent on the abilities of PIMCO than would be a stock fund or taxable bond fund. The secondary market for Municipal Bonds, particularly the lower rated bonds in which the FISH: Series H focuses, also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the ability of the Portfolio to sell its bonds at attractive prices.

U.S. Government Securities	U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government sponsored enterprises. U.S. Government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Securities issued by U.S. Government agencies or government-sponsored enterprisesmay not be guaranteed by the U.S. Treasury. GNMA, a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Corporate Debt Securities	Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities or durations tend to be more sensitive to interest rate movements than those with shorter durations.

Mortgage-Related and Other Asset-Backed Securities	Each Portfolio may invest in mortgage-related securities and in other asset-backed securities. FISH: Series M invests principally in these securities, while FISH: Series C may invest its assets without limit in these and other asset- backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage-related and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. The FISH: Series C and FISH: Series M Portfolios may not invest more than 40% of their net assets, and the FISH: Series R Portfolio may not invest more than 20% of its net assets, in any combination of IO, PO, or inverse floating rate securities.

The Portfolios may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Each Portfolio may invest in other asset-backed securities that have been or will be offered to investors.

Inflation-Indexed Bonds	FISH: Series R ordinarily expects to invest a substantial portion of its assets in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Portfolio may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Each Portfolio may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The FISH: Series C and FISH: Series M Portfolios may not invest more than 40% of their net assets, and the FISH: Series R Portfolio may not invest more than 20% of its net assets, in any combination of IO, PO, or inverse floating rate securities. Residual interest bonds are a type of inverse floater. See “Municipal Bonds” below.

When a Portfolio holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Portfolio’s shares. Certain of a Portfolio’s investments, including variable- and floating-rate securities, may require the Portfolio to accrue and distribute income not yet received. As a result, in order to generate cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it would otherwise have continued to hold. Please see “Taxation” in the Statement of Additional Information for more information.

Foreign (Non-U.S.) Securities	Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S securities. Shareholders should consider carefully the substantial risks involved for FISH: Series C, which invests in securities issued by foreign companies and governments of foreign countries, FISH: Series M, and FISH: Series R, each of which may invest its assets, without limit, in securities denominated in non-U.S. currencies and may invest without limit in U.S. dollar denominated securities of foreign issuers. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; market disruption; the possibility of security suspensions; and political instability. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Other countries’ financial infrastructure or settlement systems may be less developed than those of the United States. The securities markets, values of securities, yields and risks associated with non-U.S. securities markets may change independently of each other. Also, non-U.S. securities and dividends and interest payable on those securities may be subject to withholding and other foreign taxes. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Investments in non-U.S. securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

FISH: Series C and FISH: Series R also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

FISH: Series C and FISH: Series R may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio may be subject to restructuring arrangements or to requests for new credit, which may cause a Portfolio to suffer a loss of interest or principal on any of its holdings of relevant Brady Bonds.

Emerging Market Securities	FISH: Series C and FISH: Series M may invest without limit and FISH: Series R may invest up to 20% of its assets in securities of issuers that economically are tied to countries with developing (or “emerging”) securities markets. PIMCO generally considers an instrument to be economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in U.S. securities or in developed countries outside the United States. These risks include smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal, custodial and share registration systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Foreign (Non-U.S.) Currencies	A Portfolio that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies, will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or non-U.S. governments or central banks, or by currency controls or political developments. Currencies in which the Portfolios’ assets are denominated may be devalued against the U.S. dollar, resulting in a loss to a Portfolio.

Foreign Currency Transactions	The FISH: Series C, FISH: Series M and FISH: Series R Portfolios may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Portfolio’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain that might be realized if the value of the hedged currency increases. A Portfolio may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances, and there can be no assurance that a Portfolio will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Portfolio to benefit from favorable fluctuations in relevant foreign currencies. A Portfolio may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. These Portfolios will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with the procedures established by the Portfolios (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

High Yield Securities	Securities rated lower than Baa by Moody’s or equivalently rated by S&P or Fitch, or unrated securities deemed by PIMCO to be of comparable quality, are sometimes referred to as “high yield” securities or “junk bonds”. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities may be subject to greater levels of interest rate, credit and liquidity risk, may entail greater potential price volatility and may be less liquid than higher-rated securities. These securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Securities in the lowest investment grade categories may also be considered to have speculative characteristics by certain ratings agencies. If securities are in default with respect to the payment of interest or the repayment on principal, or present an imminent risk of default with respect to such payments, the issuer of such securities may fail to resume principal or interest payments, in which case a Portfolio may lose its entire investment.

Credit Ratings and Unrated Securities	Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this Prospectus describes the various ratings assigned to fixed income securities by Moody’s, S&P, and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Portfolio may purchase unrated securities (which are not rated by a rating agency) if PIMCO determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that PIMCO may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Portfolio invests in high yield and/or unrated securities, and in particular because FISH: Series H focuses its investments in high yield securities, the Portfolio’s success in achieving its investment objective may depend more heavily on PIMCO’s creditworthiness analysis if the Portfolio invested exclusively in higher-quality and rated securities.

Derivatives	Each Portfolio may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). PIMCO may decide not to employ any of these strategies, and there is no assurance that any derivatives strategy used by a Portfolio will succeed. A description of these and other derivative instruments that the Portfolios may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject a Portfolio to the potential for unlimited loss. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Portfolios.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leveraging Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses derivatives for leverage, investments in that Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Portfolio will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures approved by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, PIMCO may wish to retain a Portfolio’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Portfolio will engage in derivatives transactions at any time or from time to time. A Portfolio’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. If PIMCO incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. A Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives, the risk of ambiguous documentation and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Portfolio’s use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Portfolio had not used such instruments.

Convertible Securities and Equity Securities	Each Portfolio may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective.

While the Portfolios intend to invest principally in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Portfolio may consider equity securities or convertible securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

Municipal Bonds	Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds, which FISH: Series H focuses on, are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Portfolios may invest include municipal lease obligations, municipal general obligation bonds, municipal cash equivalents, and pre-refunded and escrowed to maturity municipal bonds. The Portfolios may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The Portfolios may also invest in securities issued by entities whose underlying assets are municipal bonds.

Pre-refunded municipal bonds are tax-exempt bonds that have been refunded to a call date on or before the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded municipal bonds held by a Portfolio is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities (“Agency Securities”)). While still tax-exempt, pre-refunded municipal bonds usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by U.S. Treasury or Agency Securities. As the payment of principal and interest is generated from securities held in a designated escrow account, the pledge of the municipality has been fulfilled and the original pledge of revenue by the municipality is no longer in place. The escrow account securities pledged to pay the principal and interest of the pre-refunded municipal bond do not guarantee the price movement of the bond before maturity. Investment in pre-refunded municipal bonds held by a Portfolio may subject the Portfolio to interest rate risk and market risk. In addition, while a secondary market exists for pre-refunded municipal bonds, if a Portfolio sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale.

The Portfolios may invest in residual interest bonds (“RIBs”), which brokers create by depositing a municipal bond in a trust. The interest rate for the variable rate security is determined by the remarketing broker-dealer, while the RIB holder receives the balance of the income from the underlying municipal bond. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

In a transaction in which a Portfolio purchases a RIB from a trust, and the underlying municipal bond was held by the Portfolio prior to being deposited into the trust, the Portfolio treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Portfolio will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Portfolio’s NAV per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Portfolios where the Portfolios did not previously own the underlying municipal bond.

Loan Participations and Assignments	The Portfolios may invest in fixed-rate and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Delayed Funding Loans and Revolving Credit Facilities	The Portfolios may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Loans of Portfolio Securities	For the purpose of achieving income, each Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions, provided that a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Portfolio will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Portfolio may pay lending fees to a party arranging the loan, which may be an affiliate of the Portfolio.

Short Sales	Each Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio. A Portfolio making a short sale (other than a “short sale against the box”) must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. A short sale is “against the box” to the extent that a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Portfolios may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Portfolio may purchase securities that it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Portfolio’s overall investment exposure. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has segregated or “earmarked” to cover these positions.

Repurchase Agreements	Each Portfolio may enter into repurchase agreements, in which the Portfolio purchases a security from a bank or broker-dealer, that agrees to repurchase the security at the Portfolio’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities that it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings	Each Portfolio may enter into reverse repurchase agreements and dollar rolls, subject to the Portfolio’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Portfolio and its agreement to repurchase the instrument or a similar security at a specified time and price, and may be considered a form of borrowing for some purposes. A Portfolio will segregate or “earmark” assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Portfolio. A Portfolio also may borrow money for investment purposes subject to any policies of the Portfolio currently described in this Prospectus or in the Portfolio’s Statement of Additional Information.

Event-Linked Exposure	Each Portfolio may obtain event-linked exposure by investing in “event-linked bonds,” “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposure may also be subject to liquidity risk.

Portfolio Turnover	The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed as ordinary income). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. Please see the “Financial Highlights” in this prospectus for the portfolio turnover rates of the Portfolios that were operational during the last fiscal year.

Illiquid Securities	Each Portfolio may invest up to 15% of its net assets (taken at market value at the time of investment) in illiquid securities. Certain illiquid securities may require pricing using fair valuation procedures approved by the Board of

Trustees. PIMCO may be subject to significant delays in disposing of illiquid securities held by a Portfolio, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Restricted securities, i.e , securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Real Estate Investment Trusts (REITs)	REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As their name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Investment in Other Investment Companies	Each Portfolio may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles that invest in foreign markets. As a shareholder of an investment company, a Portfolio may indirectly bear service and other fees that are in addition to the fees the Portfolio pays its service providers.

Subject to the restrictions and limitations of the Investment Company Act of 1940, each Portfolio may elect to pursue its investment objective either by investing directly in securities or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Portfolio. The Portfolios may also invest in exchange traded funds, subject to the restrictions and limitations in the Investment Company Act of 1940.

Temporary Defensive Strategies	For temporary or defensive purposes, each Portfolio may invest without limit in U.S. debt securities, including short-term money market securities, when PIMCO deems it appropriate to do so. When a Portfolio engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies	The investment objective of each Portfolio is non-fundamental and may be changed by the Board of Trustees without the approval of the shareholders investing in the Portfolio. Unless otherwise stated, all other investment policies of the Portfolios may be changed by the Board of Trustees without the approval of the shareholders.

Percentage Investment Limitations	Unless otherwise stated, all percentage limitations on Portfolio investments listed in this Prospectus will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on portfolio investments refer to total assets.

Other Investments and Techniques	The Portfolios may invest in other types of securities and use a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Portfolios to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Portfolios.

Financial Highlights
The financial highlights table is intended to help a shareholder understand the financial performance of the FISH: Series C, the FISH: Series R and the FISH: Series M Portfolios for the past 5 years and the FISH: Series H Portfolio since it commenced operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with financial statements of each Portfolio, are included in the annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor at the number on the back of this Prospectus.

	Year ended October 31,

FISH: Series C	2010	2009	2008	2007	2006

Net asset value, beginning of year	$13.83	$11.50	$12.05	$11.78	$11.64

Investment Operations:

Net investment income	0.75	0.83	0.76	0.63	0.55
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, securities sold short, swaps, unfunded loan commitments and foreign currency transactions	1.93	3.86	(0.37)	0.44	0.31
Total from investment operations	2.68	4.69	0.39	1.07	0.86

Dividends and Distributions to Shareholders from:

Net investment income	(1.67)	(1.36)	(0.74)	(0.56)	(0.72)
Net realized gains	(0.79)	(1.00)	(0.20)	(0.24)	—
Total dividends and distributions to shareholders	(2.46)	(2.36)	(0.94)	(0.80)	(0.72)
Net asset value, end of year	$14.05	$13.83	$11.50	$12.05	$11.78

Total Investment Return(1)	22.40%	45.84%	2.56%	9.67%	7.69%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$3,345,203	$2,893,227	$2,006,494	$1,886,225	$1,449,575
Ratio of operating expenses to average net assets(3)	0.00%(2)	0.00%(2)	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets(3)	5.70%	6.71%	6.01%	5.60%	4.89%
Portfolio turnover	164%	683%	873%	750%	560%

(1)	Assumes reinvestment of all dividends and distributions.

(2)	If interest expense were included, the ratio of operating expenses to average net assets for the years ended October 31, 2010 and October 31, 2009 would be less than 0.005% and 0.01%, respectively.

(3)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series C, the Investment Adviser or the Sub-Advisers. Participants in these programs pay a “wrap” fee to the sponsor of the program.

	Year ended October 31,

FISH: Series M	2010	2009	2008	2007	2006

Net asset value, beginning of year	$9.90	$8.36	$11.31	$11.38	$11.12

Investment Operations:

Net investment income	0.47	1.19	1.35	0.66	0.57
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	1.25	1.62	(2.90)	(0.08)	0.27
Total from investment operations	1.72	2.81	(1.55)	0.58	0.84

Dividends to Shareholders from Net Investment Income	(0.68)	(1.27)	(1.40)	(0.65)	(0.58)

Net asset value, end of year	$10.94	$9.90	$8.36	$11.31	$11.38

Total Investment Return(1)	18.22%	36.99%	(16.53)%	5.26%	7.80%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$3,351,404	$2,779,932	$1,710,260	$1,819,024	$1,454,145
Ratio of operating expenses to average net assets(2)(3)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets(3)	4.67%	13.01%	11.82%	5.91%	5.11%
Portfolio turnover	482%	916%	923%	837%	928%

(1)	Assumes reinvestment of all dividends and distributions.

(2)	If interest expense were included, the ratio of operating expenses to average net assets for the years ended October 31, 2010, 2009, 2008, 2007 and 2006 would be 0.01%, 1.78%, 7.63%, 1.26% and 0.07%, respectively.

(3)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series M, the Investment Adviser or the Sub-Advisers. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Financial Highlights (continued)

	Year ended October 31,

FISH: Series R	2010	2009	2008	2007	2006

Net asset value, beginning of year	$10.83	$9.27	$10.21	$9.90	$10.20

Investment Operations:

Net investment income	0.33	0.25	0.57	0.43	0.54
Net realized and unrealized gain (loss) on investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	1.54	2.00	(0.91)	0.34	(0.29)
Total from investment operations	1.87	2.25	(0.34)	0.77	0.25

Dividends and Distributions to Shareholders from:

Net investment income	(0.52)	(0.29)	(0.60)	(0.46)	(0.55)
Net realized gains	(0.05)	(0.40)	—	—	—
Total dividends and distributions to shareholders	(0.57)	(0.69)	(0.60)	(0.46)	(0.55)
Net asset value, end of year	$12.13	$10.83	$9.27	$10.21	$9.90

Total Investment Return(1)	17.94%	25.50%	(3.87)%	8.05%	2.49%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$403,376	$287,966	$170,092	$123,018	$154,793
Ratio of operating expenses to average net assets(3)	0.00%(2)	0.00%(2)	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets(3)	2.90%	2.77%	5.39%	4.36%	5.33%
Portfolio turnover	495%	1216%	1003%	825%	593%

(1)	Assumes reinvestment of all dividends and distributions.

(2)	If interest expense were included, the ratio of operating expenses to average net assets for the years ended October 31, 2010 and October 31, 2009 would be less than 0.005% and less than 0.005%, respectively.

(3)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series R, the Investment Adviser or the Sub-Advisers. Participants in these programs pay a “wrap” fee to the sponsor of the program.

	Year Ended October 31,			For the period April 2, 2007* through

FISH: Series H	2010	2009	2008	October 31, 2007
Net asset value, beginning of period	$7.49	$7.03	$9.61	$10.00

Investment Operations:

Net investment income	0.39	0.49	0.52	0.29
Net realized and unrealized gain (loss) on investments, futures contracts and swaps	0.31	0.46	(2.58)	(0.40)
Total from investment operations	0.70	0.95	(2.06)	(0.11)

Dividends to Shareholders from Net Investment Income:	(0.39)	(0.49)	(0.52)	(0.28)

Net asset value, end of period	$7.80	7.49	$7.03	$9.61

Total Investment Return (1)	9.62%	14.54%	(22.21)%	(1.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,755	2,674	$2,281	$2,884
Ratio of operating expenses to average net assets (2)	0.00%	0.00%	0.00%	0.00%#
Ratio of net investment income to average net assets (2)	4.90%	7.22%	6.05%	5.04%#
Portfolio turnover	26%	23%	15%	87%

*	Commencement of operations.
#	Annualized.
(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with FISH: Series H, the Investment Adviser or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Additional Performance Information

The Average Annual Total Returns Table in each Portfolio’s Summary compares the Portfolio’s returns with those of at least one broad-based market index, each of which is described below.

Index Descriptions	The Barclays Capital Intermediate U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes with intermediate maturities ranging from 1 to 10 years. Securities must also meet specific liquidity and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an unmanaged index.

The Barclays Capital Fixed Rate Mortgage-Backed Securities Index is an unmanaged index of mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

The Barclays Capital U.S. TIPS Index is an unmanaged index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million per amount outstanding. Effective November 1, 2008, Barclays Capital replaced Lehman in the name of the Index. It is not possible to directly invest in the index.

The Barclays Capital High Yield Muni Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s with a remaining maturity of at least one year. It is not possible to invest directly in the index.

Appendix A

Description of Securities Ratings	A Portfolio’s investments may range in quality from securities rated in the lowest category in which the Portfolio is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Portfolio’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:
High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.
Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.
Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.
The following is a description of Moody’s, S&P’s and Fitch’s rating categories applicable to fixed income securities.
Moody’s Investors Service, Inc.
Long-Term Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Ratings
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
US Municipal Short-Term Debt and Demand Obligation Ratings
Short-Term Obligation Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels—MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.
VMIG rating expirations are a function of each issue’s specific structural or credit features.
VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s Ratings Services
Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on the following considerations:
•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
Investment Grade AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
Speculative Grade Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among other, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Short-Term Issue Credit Ratings
A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Dual Ratings: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example,
‘SP-1+/A-1+’).

Active Qualifiers (currently applied and/or outstanding)
i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.
L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.
P: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.
pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.
pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
Preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.
•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

•	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.
t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.
Unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.
Inactive Qualifiers (no longer applied or outstanding)
*: This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.
c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.
q: A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.
Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
Fitch, Inc.
Long-Term Credit Ratings
Investment Grade
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
Speculative Grade
BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Recovery Ratings Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.
Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.
Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.
RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.
RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.
RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.
RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.
RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.
RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.
Short-Term Credit Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.
F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High short-term default risk. Default is a real possibility.
RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Fixed Income SHares: Series C, Fixed Income SHares: Series M,
Fixed Income SHares: Series R and Fixed Income SHares: Series H

INVESTMENT ADVISER
Allianz Global Investors Fund Management LLC
1345 Avenue of Americas
New York, NY 10105
INVESTMENT SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660
ADMINISTRATOR
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
DISTRIBUTOR
Allianz Global Investors Distributors LLC
1345 Avenue of Americas
New York, NY 10105
CUSTODIAN
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105
TRANSFER AGENT
Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1100 Walnut Street, Suite 1300
Kansas City, MO 64106
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600
The Portfolios’ Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Portfolios. The SAI and the financial statements included in the Portfolios’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. In the Portfolios’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.
Because these Portfolios are used exclusively for separately managed accounts, Allianz Global Investors Managed Accounts Trust does not make available its SAI and shareholders reports on its website for its shareholders.
You may get free copies of any of these materials, request other information about a Portfolio, or make shareholder inquiries by calling the Distributor at
1-800-462-9727 or by writing to:
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105-4800
You may review and copy information about the Portfolios, including their SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the SEC at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Portfolios on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1090. You may need to refer to the Portfolios’ file number under the Investment Company Act, which is 811-09721.

TRUSTEES & PRINCIPAL OFFICERS

Hans W. Kertess	Trustee and Chairman of the Board of Trustees
Paul Belica	Trustee
Bradford K. Gallagher	Trustee
James A. Jacobson	Trustee
John C. Maney	Trustee
William B. Ogden, IV	Trustee
Alan Rappaport	Trustee
Brian S. Shlissel	President & Chief Executive Officer
Thomas J. Fuccillo	Vice President, Secretary & Chief Legal Officer
Lawrence G. Altadonna	Treasurer & Principal Financial & Accounting Officer
Scott Whisten	Assistant Treasurer
Orhan Dzemaili	Assistant Treasurer
Richard J. Cochran	Assistant Treasurer
Youse E. Guia	Chief Compliance Officer
Kathleen A. Chapman	Assistant Secretary
Lagan Srivastava	Assistant Secretary
Investment Company Act file No. 811-09721

This cover is not part of the Prospectus.	AZ081_03011

Filed pursuant to Rule 485(b)
File Nos. 333-92415 and 811-09721
Allianz Global Investors Managed Accounts Trust
(formerly known as Fixed Income SHares)
STATEMENT OF ADDITIONAL INFORMATION
March 1, 2011

Fixed Income SHares: Series C (“FISH: Series C”)	FXICX
Fixed Income SHares: Series M (“FISH: Series M”)	FXIMX
Fixed Income SHares: Series R (“FISH: Series R”)	FXIRX
Fixed Income SHares: Series H (“FISH: Series H”)	FXIHX
     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus of Allianz Global Investors Managed Accounts Trust (formerly known as Fixed Income SHares) (the “Trust”) for Fixed Income SHares: Series C, Fixed Income SHares: Series M, Fixed Income SHares: Series R and Fixed Income SHares: Series H, dated March 1, 2011 and as supplemented from time to time (the “Prospectus”). Through the Prospectus, the Trust offers four series of shares: Fixed Income SHares: Series C, Fixed Income SHares: Series M, Fixed Income SHares: Series R and Fixed Income SHares: Series H (each a “Portfolio”).
     Audited financial statements for the Trust, as of October 31, 2010, including notes thereto, and the report of PricewaterhouseCoopers LLP thereon are incorporated herein by reference from the Trust’s Annual Report. The Trust’s Annual Report was filed electronically with the Securities and Exchange Commission (“SEC”) on January 6, 2011 (Accession No. 0000950123-11-001129). Copies of the Prospectus and Annual Report, which are incorporated by reference into (and are legally a part of) this Statement of Additional Information, may be obtained free of charge at the following address and telephone number:
Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105
1-800-462-9727

THE TRUST
     The Trust is an open-end management investment company (“mutual fund”) that currently consists of five series, all of which are non-diversified. The Prospectus and this Statement of Additional Information offer shares of Fixed Income SHares: Series C (“FISH: Series C”), Fixed Income SHares: Series M (“FISH: Series M”), Fixed Income SHares: Series R (“FISH: Series R”) and Fixed Income SHares: Series H (“FISH: Series H”, and together with FISH: Series C, FISH: Series M, and FISH: Series R, the “Portfolios”). The Trust offers an additional series of shares, Equity Shares: Series I, through a separate prospectus and statement of additional information.
     The Trust was organized as a Massachusetts business trust on November 3, 1999.
INVESTMENT OBJECTIVES AND POLICIES
     In addition to the principal investment strategies and the principal risks of the Portfolios described in the Prospectus, each Portfolio may employ other investment practices and may be subject to additional risks which are described below. Because the following is a description of investment strategies and risk for all the Portfolios, certain strategies and/or risks described below may not apply to particular Portfolios. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, by the investment restrictions under “Investment Restrictions” in this Statement of Additional Information, or by applicable law, a Portfolio may engage in each of the practices described below. However, the Portfolios are not required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Portfolios. Unless otherwise stated herein, all investment policies of a Portfolio may be changed by the Board of Trustees without shareholder approval. In addition, a Portfolio may be subject to restrictions on its ability to utilize certain investments or investment techniques. These additional restrictions may be changed with the consent of the Board of Trustees but without approval by or notice to shareholders.
     The Portfolios’ investment adviser, Allianz Global Investors Fund Management LLC (“AGIFM” or the “Adviser”), is responsible for overseeing the Portfolios’ sub-adviser and is responsible for certain of the Portfolios’ business affairs. The Portfolios’ sub-adviser, Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”), is responsible for the day-to-day portfolio management of the Portfolios.
Municipal Securities
     Each Portfolio may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal bonds share the attributes of debt securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.
     It is a policy of the FISH: Series H to have at least 80% of its net assets invested in debt securities, the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax. The FISH: Series H may, from time to time, invest more than 25% of its total assets in municipal bonds of issuers in California and New York and, if so, will be subject to the California and New York state-specific risks discussed in the “Summary of Principal Risks” section of the Prospectus and in this “Municipal Bonds” section of this Statement of Additional Information.
     Municipal Bonds. The municipal bonds that the Portfolios may purchase include general obligation bonds and limited obligations bonds (or revenue bonds), including industrial development bonds issued pursuant to federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from that issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also “limited obligation” bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user and any guarantor.
     Under the Internal Revenue Code of 1986, as amended (the “Code”), certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

     The Portfolios may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Portfolios may also sell municipal bonds due to changes in PIMCO’s evaluation of the issuer or cash needs resulting from redemption requests for Portfolio shares. The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Portfolios’ ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.
     Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.
     Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Portfolios’ municipal bonds in the same manner.
     Some longer-term municipal bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request—usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Portfolio would hold the longer-term security, which could experience substantially more volatility.
     Municipal Lease Obligations. A municipal lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government’s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, PIMCO will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. Some municipal lease obligations are unrated.
     Private Placements. The Portfolios may seek to enhance their yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. A Portfolio may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements.
     Municipal Warrants. The Portfolios may invest in municipal warrants, which are essentially call options on municipal bonds. In exchange for a premium, they give the purchaser the right, but not the obligation, to purchase a municipal bond in the future. The Portfolio might purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity. To the extent that it invests in municipal bonds, a portfolio will not invest more than 5% of its net assets in municipal warrants.
     Standby Bond Purchase Agreements. The Portfolios may invest in municipal bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements (“SBPAs”). Letters of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or Portfolio share price. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. Because a significant portion of insured Municipal Bonds that have been issued and are outstanding are insured by a small number of insurance companies, not all of which have the highest credit rating, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the Municipal Bonds insured by that insurance company and on the Municipal Bond markets as a whole. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.
     Residual Interest Bonds. The Portfolios may invest in Residual Interest Bonds (sometimes referred to as inverse floaters) (“RIBs”), which brokers create by depositing a Municipal Bond in a trust.. The trust in turn issues a variable rate security and RIBs. The interest rate on the variable rate component is reset by an index or auction process normally every seven to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee. Therefore, rising short-term interest rates result in lower income for the RIB, and vice versa. An investment in RIBs typically will involve greater risk than an investment in a fixed rate bond. RIBs have interest rates that bear an inverse relationship to the interest rate on another security or the value of an index. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBs have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to a Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. RIBs have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. RIBs can be very volatile and may be less liquid than other municipal bonds of comparable maturity. These securities will generally underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, RIBs typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. To the extent permitted by a Portfolio’s investment objectives and general investment policies, a Portfolio may invest in RIBs without limitation.
     In a transaction in which a Portfolio purchases a RIB from a trust, and the underlying municipal bond was held by the Portfolio prior to being deposited into the trust, the Portfolio treats the transaction as a secured borrowing for financial reporting purposes. As a result, a Portfolio will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, a Portfolio’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by a Portfolio where the Portfolio did not previously own the underlying Municipal Bond.
     Participation Interests. The Portfolios may invest in participation interests. Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Portfolio will invest only in such securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt, because the Internal Revenue Service (“IRS”) has not issued a definitive ruling on the matter.
     Custodial Receipts. Each Portfolio may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.
     The following summarizes information drawn from official statements and other public documents available relating to issues potentially affecting securities offerings of issuers domiciled in the states of California and New York. Because the FISH: Series H may invest more than 25% of its total assets in such bonds, that Portfolio is particularly subject to the state-specific risks discussed below. PIMCO has not independently verified the information, but has no reason to believe that it is substantially incorrect.
     California. To the extent that a Portfolio invests in the municipal instruments of California issuers, it may be particularly affected by political, economic or regulatory developments affecting the ability of California tax-exempt issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California governmental issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. The information set forth below constitutes only a brief summary of a number of complex factors which may impact issuers of California Municipal Bonds. The information is derived from sources that are generally available to investors, including information promulgated by the State’s Department of Finance, the State’s Treasurer’s Office, and the Legislative Analyst’s Office. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California. Such information has not been independently verified by the Portfolios, and the Portfolios assume no responsibility for the completeness or accuracy of such information. It should be noted that the financial strength of local California issuers and the creditworthiness of obligations issued by local California issuers is not directly related to the financial strength of the State or the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.
     Certain debt obligations held by a Portfolio may be obligations of issuers that rely in whole or in substantial part on California state government revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State’s General Fund to counties, cities and their various entities, which depend upon State government appropriations, is not entirely certain. To the extent local entities do not receive money from the state government to pay for their operations and services, their ability to pay debt service on obligations held by the Portfolios may be impaired.
     Certain tax-exempt securities in which the Portfolios may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.
     With a gross state product in excess of $1 trillion, California’s economy is the largest state economy in the United States and one of the largest in the world. In addition to its size, California’s economy is diverse, with no industry sector accounting for more than one-quarter of the State’s output. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, entertainment, real estate and financial services, and may be sensitive to economic factors affecting those industries.
     In March 2004, voters approved Proposition 57, the California Economic Recovery Bond Act, authorizing the issuance of up to $15 billion in Economic Recovery Bonds (“ERBs”) to finance the State’s negative General Fund balance. Under the Act, the State will not be permitted to use more than $15 billion of net proceeds of any bonds issued to address the inherited debt. The ERBs replace the previously authorized “Fiscal Recovery Bonds.”
     The repayment of the ERBs are secured by a pledge of revenues from an increase in the State’s share of the sales and use tax of 0.25% starting July 1, 2004, which are deposited in the Fiscal Recovery Fund. Local governments’ shares of the sales and use tax are expected to decrease by a commensurate amount. These new sales and use tax rates will automatically revert to previous levels as soon as the ERBs are repaid. The repayment of the ERBs may be accelerated with transfers from the State’s Budget Stabilization Fund, as specified in the Balanced Budget Amendment. In the event the dedicated revenue falls short, the State also would pledge its full faith and credit by using General Fund revenues to repay the debt service. As of January 10, 2009, California had outstanding approximately $56.9 billion in long-term general obligation bonds. California announced the issuance of approximately $6.5 billion in March 2009 and $6.8 billion in April 2009 in general obligations bonds.
     Also in March 2004, voters approved Proposition 58, which amended the California State Constitution to require balanced budgets in the future, yet this has not prevented the State from enacting budgets that rely on borrowing. Proposition 58 requires the State to contribute to a special reserve of 1% of revenues in 2006-07, 2% in 2007-08, and 3% in subsequent years. This special reserve will be used to repay the ERBs and provide a “rainy-day” fund for future economic downturns or natural disasters. The amendment allows the Governor to declare a fiscal emergency whenever he or she determines that General Fund revenues will decline below budgeted expenditures, or expenditures will increase substantially above available resources. Finally, it requires the State legislature to take action on legislation proposed by the Governor to address fiscal emergencies. In January 2008, California Governor Arnold Schwarzenegger declared a fiscal emergency and the 2008-09 budget proposed, pursuant to the Governor’s authority under Proposition 58, to suspend the pre-payment of ERBs scheduled for 2008-09 and to sell the remaining $3.3 billion of authorized ERBs to rebuild 2008’s budget reserve. The California Legislature adopted the proposals in February 2008.
     California, like the rest of the nation, recently has experienced a severe economic downturn. The outlook for the national economy is for slower growth for 2009. Real GDP is projected to shrink 2.2% in 2009. The nation’s economic difficulties are expected to continue into 2010, with a projected growth in real GDP of 1.5% with unemployment exceeding 9%. The outlook for the California economy is for negative growth in 2009, followed by weak growth in 2010. Both the California and national economies continue to face falling home prices, worsening credit availability, shrinking equity values and growing job losses. Both economies were very weak during the first half of 2009, and it is difficult to gauge how long it will be before the economies recover. As a result of these economic difficulties, in July 2009, the State budget shortfall is estimated at $26.3 billion for the 2009-10 fiscal year (“FY”).
     The housing slump has been deeper in California than most states, and declining prices and increasing subprime mortgage rates have led to record mortgage delinquencies and home foreclosures in California. Upward resets of subprime mortgage rates have made payments unaffordable for many borrowers in the State, and several large financial institutions have reported substantial losses on subprime mortgages and securities backed by these mortgages. In addition, uncertainty about the mortgage market and increased financial market volatility have prompted lenders to tighten credit standards.
     Employment data also reflect the difficult economy. Non-farm payroll employment is forecasted to fall by 1.6 percent in 2009 and 0.5 percent in 2010, as compared to a 0.6 percent decline in 2008. The State’s unemployment rate rose from 5.9 percent in January 2008 to 11.5 percent in May 2009. Personal income in California is projected to grow 2 percent in 2009 and 2.1 percent in 2010, as compared to 3.7 percent in 2008. Taxable sales in California have continued to decelerate and new vehicle registrations also continued to fall.
     General Fund revenue collections for the month of September 2008 were $923 million below forecast, and the revenues collected in November 2008 amounted to $1.3 billion, or 18.5 percent below expectations. In a statement released October 1, 2008, State Controller John Chiang indicated that based on projected declines in revenues coupled with questionable cash solutions in the State budget, California will need to borrow $7 billion to meet all of its obligations through the FY ending June 30, 2009. The State sold $5 billion of Revenue Anticipation Notes (“RANs”) in a public offering during the week of October 13, 2008, but cancelled the November sale of the remaining $2 billion in RANs. Governor Schwarzenegger indicated that if California is unable to obtain the necessary level of financing to maintain government operations, it may be forced to turn to the U.S. Treasury for short-term financing.
     In 2009, California’s credit rating was downgraded by Moody’s Investor Services, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) and Fitch, Inc. (“Fitch”). As of July 6, 2009, California’s general obligation bonds were assigned ratings of A2, A, and A- by Moody’s, S&P and Fitch, respectively. In the summer of 2009, both Moody’s and S&P indicated that further ratings downgrades are possible. The agencies continue to monitor the State’s budget deliberations closely to determine whether to alter the ratings. It should be recognized that these ratings are not an absolute standard of quality, but rather general indicators. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may affect the market price of the State municipal obligations in which a Portfolio invests.
     Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities.
     On September 23, 2008, Governor Schwarzenegger signed the State’s budget, which came a record 85 days late. The 2008 Budget Act addressed the projected $24.3 billion budget deficit and projected a modest reserve of $1.7 billion in 2008-09, although it projected a deficit of $1.0 billion in 2009-10. While the budget did not resolve the State’s persistent structural budget deficit, it included a budget reform measure aimed at stabilizing the budget while avoiding borrowing from local governments or transportation funds. Expenditure reductions account for 47 percent of all savings, more than any other category. As a result of these reductions, the budget held General Fund spending to virtually no growth in 2008-09 — $103.4 billion in 2008-09 compared to $103.3 billion in 2007-08. The budget included a reduction of $850 million in the General Fund, or 1 percent below the amounts proposed in the budget bill adopted by the Legislature. This reduction is due to: (i) $510 million in General Fund vetoes; and (ii) $340 million in General Fund savings due to the delay in enacting this budget and the effect of Executive Order S-09-08. The budget delay slowed or halted many activities of government for nearly three months, and the Executive Order terminated the services of temporary employees and reduced overtime for State employees.
     In light of economic developments since enactment of the 2008 budget, Governor Schwarzenegger ordered a special session of the Legislature and proposed a variety of spending reductions and revenue increases to bring spending closer in line with available revenues. Governor Schwarzenegger declared a fiscal emergency for the second time in December 2008, stating that the budget deficit will reach $41.6 billion through June 2010 if no action is taken. The Governor has called for a combination of $4.5 billion in cuts and $4.7 billion in new revenues from tax law changes to address California’s widening $15 billion deficit. The proposals include a plan to temporarily increase State sales tax to 8.75 percent from 7.25 percent for 3 years, as well as adding a 9.9 percent-per-barrel severance tax on oil drilled in the State.
     On January 16, 2009, the State announced that it would delay the distribution of state tax refunds. On February 17, 2009, after the State Legislature was unable to agree on a budget, the Governor announced layoffs of 10,000 government workers and the halting of the last 275 state-funded public works projects still in operation. Closing these projects will save the State an estimated $3.8 billion this year. In June 2009, California announced that it was unable to meet its financial commitments and would be issuing IOUs to creditors.
     In July 2009, a budget was passed to close a projected budget shortfall of $24 billion for the 2009-10 FY. The budget includes $16 billion in spending cuts, including $8 billion from education and $1 billion each from salaries, prisons and health care. The State’s current economic problems heighten the risk of investing in California Municipal Bonds. There is a heightened risk of an interruption in payments to holders of California Municipal Bonds, such as the Portfolios. There is also a heightened risk of a further downgrade in the credit ratings of the State’s general obligation debt, which could adversely affect the market value of the California Municipal Bonds held by the Portfolios.
     The State is a party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.
     Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.
     New York. To the extent that a Portfolio invests in the municipal instruments of New York issuers, it may be particularly affected by political, economic or regulatory developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have at times experienced serious financial difficulties. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors, including the New York State Division of the Budget and the New York City Office of Management and Budget. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of New York. Such information has not been independently verified by the Portfolios and the Portfolios assume no responsibility for the completeness or accuracy of such information. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by New York city and state agencies, and that there is no obligation on the part of New York State to make payment on such local obligations in the event of default.
     New York has historically been one of the wealthiest states in the nation, maintaining the third largest economy in the United States behind California and Texas. For decades, however, the State’s economy grew more slowly than that of the nation as a whole, gradually eroding the State’s relative economic affluence, as urban centers lost the more affluent to the suburbs and people and businesses migrated to the southern and the western United States. Factors that may adversely affect the New York State economy include additional write-downs by the financial sector associated with subprime mortgages; deteriorating credit markets, thereby lowering business investment and prolonging recovery; and increases in the cost of energy and food prices, thereby increasing the risk of high inflation.
     Relative to other states, New York has for many years imposed a very high state and local tax burden on residents. The burden of state and local taxation in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside of, or not locate within, New York. The economic and financial condition of the State also may be affected by various financial, social, economic and political factors. For example, the securities industry is more central to New York’s economy than to the national economy, therefore any significant decline in stock market performance could adversely affect the State’s income and employment levels. Furthermore, such social, economic and political factors can be very complex, may vary from year to year and can be the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State.
     The fiscal stability of New York State is related to the fiscal stability of the State’s municipalities, its agencies and authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of its agencies or authorities suffers serious financial difficulty, then the ability of the State, New York City, the State’s political subdivisions, agencies and authorities to obtain financing in the public credit markets, and the market price of outstanding New York tax-exempt securities, is adversely affected.
     State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economies and actions of the federal government may create budget gaps for the State. Moreover, even an ostensibly balanced budget may still contain several financial risks. These risks include the possibility of broad economic factors, additional spending needs, revenues that may not materialize and proposals to reduce spending or raise revenues that have been previously rejected by the Legislature. To address a potential imbalance in any given FY, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year. Under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the proposals or that the State’s actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. The fiscal stability of the State is related to the fiscal stability of its public authorities. Authorities have various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.
     Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities, to be made under certain circumstances directly to the authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs.
     Over the near and long term, New York State and New York City may face economic problems. New York City continues to be adversely affected by the nation-wide collapse of the housing market, increasing energy prices, the declining dollar and the tightening of credit. New York City accounts for a large portion of the State’s population and personal income, and New York City’s financial health affects the State in numerous ways. New York City continues to require significant financial assistance from the State and depends on State aid to both enable it to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets as well as by shifts upward or downward in the State’s real estate market.
     The national and State economies continue to be weak. The State’s Division of Budget (“DOB”) expects the slowdown in economic activity to persist until at least the end of calendar year 2009. A weaker national economy and more severe financial sector woes are projected to negatively affect the State economy as well. The State’s enacted budget for FY 2009-10 closes the largest budget gap ever faced by the State. The combined current services budget gap for 2008-09 and 2009-10 totaled $20.1 billion (2008-09: $2.2 billion; 2009-10: $17.9 billion), before the gap-closing actions approved by the Governor and Legislature and the receipt of Federal aid. The combined current-services gap for 2008-09 and 2009-10 grew steadily over the past year, increasing four-fold since May 2008. The $15 billion increase in the gap, to $20.1 billion, was due almost exclusively to the precipitous decline in projected receipts, reflecting the severity of the current economic downturn and dislocation in the financial markets. The current recession has been characterized by a loss of vast sums of wealth from depressed equity and real estate markets. As of the fourth quarter of 2008, an unprecedented $12.8 trillion in net wealth had been lost nationwide since the third quarter of calendar year 2007. This is expected to have a substantial impact on taxable income and, by extension, State tax receipts.
     The 2009-10 gap-closing actions can be grouped into three general categories: (1) actions that reduce current services spending in the General Fund on a recurring basis; (2) actions that increase revenues on a recurring basis; and (3) transactions that increase revenues or lower spending in 2009-10, but that are not expected to recur. To close the two-year budget gap in 2008-09 and 2009-10, the Governor and Legislature approved a total of $13.9 billion in gap-closing actions, including $6.5 billion in actions to restrain spending, $5.4 billion in actions to increase receipts, and $2 billion in non-recurring actions (more than half of which were used in 2008-09 to close a gap that opened in the last half of the fiscal year). In addition, the gap-closing plan includes $6.15 billion in direct fiscal relief that the Federal government is providing to the State under the American Recovery and Reinvestment Act of 2009 (“ARRA”) to stabilize State finances and help prevent reductions in essential services. The President signed the ARRA on February 17, 2009, after the Governor had submitted his Executive Budget. By law, the direct Federal fiscal relief must be used effectively and expeditiously to promote economic recovery, and may not be allocated for other purposes, such as funding reserves or paying down debt.

     In January 2009, the DOB lowered its U.S. forecasts for corporate profits, equity market prices, employment growth, and wages in calendar year 2009. Real U.S. GDP is projected to decline for four consecutive quarters starting with the third quarter of calendar year 2008. DOB projects the U.S. economy to contract by 1.4 percent in 2009, following growth of 1.2 percent in 2008. With the accelerated loss of jobs projected for 2009, wage growth is also expected to fall. The substantial decline in wage growth is expected to reduce personal income growth from 3.8 percent in 2008 to 1.8 percent in 2009. DOB projects inflation as measured by growth in the Consumer Price Index of 0.1 percent for 2009, following 3.9 percent for 2008.
     With the financial markets at the heart of the recent economic downturn, the DOB expects layoffs from the State’s financial services sector to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. The DOB also expects private sector job losses to total about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. State employment is now expected to fall 1.9 percent for 2009, with private sector jobs projected to fall 2.2 percent, following growth of 0.3 percent for both total and private employment for 2008. DOB projects a decline in total State wages of 4.1 percent for 2009, largely driven by a decline of 48 percent in bonus payments in the finance and insurance industries, following an estimated increase of 1.1 percent for 2008. Declines in both the wage and non-wage components of income is expected to result in a decline in total personal income of 1.6 percent for 2009, following 2.3 percent growth for 2008.
     The impact of the recession on tax collections is expected to register in the current fiscal year. The DOB has lowered the estimate of General Fund tax receipts by $492 million in the current year and $2.1 billion in FY 2009-10. Projections of General Fund personal income tax receipts were reduced by approximately $225 million for 2008-09 and $1.77 billion in 2009-10. In FY 2008-09, the revisions reflect an expected decrease in estimated tax payments and withholding, offset in part by an expected increase in final returns. In FY 2009-10, the revisions reflect falling wage growth and lower withholding and estimated tax payments, consistent with the updated economic forecast.
     In January 2009, New York City Mayor Michael Bloomberg presented the City’s FY 2010 preliminary budget and an updated four year financial plan. The Mayor outlined a plan to close a $4 billion deficit for FY 2010 through nearly $1 billion in new agency gap closing actions, keeping controllable expenses virtually flat as well as revenue enhancements, including possible sales tax increases and long-term cost containment measures. The continued decline in the economy and the proposed State budget caused the City’s FY 2010 deficit to grow from the $1.3 billion estimated in November 2008 to $4 billion.
     New York City’s general debt limit, as provided in the New York State Constitution, is 10 percent of the five-year rolling average of the full value of taxable City real property. The City’s FY 2009 general debt-incurring power of $70.42 billion is projected to rise to $75.24 billion in FY 2010, $79 billion in FY 2011, and $80.63 billion in FY 2012.
     New York City has the largest population of any city in the U.S., and it is obligated to maintain a complex and aging infrastructure. The City bears responsibility for more school buildings, firehouses, health facilities, community colleges, roads, bridges, libraries, and police precincts than any other municipality in the country. Capital bond proceeds are used for the construction and rehabilitation of these facilities. Bond proceeds are also used for financing shorter-lived capital items such as comprehensive computer systems.
     The City’s general obligation debt was $34.19 billion at the beginning of FY 2009. After including contract and other liability and adjusting for appropriations, the City’s indebtedness that is counted toward the debt limit totaled $42.64 billion at the beginning of FY 2009. This indebtedness is expected to grow to $59.26 billion by the beginning of FY 2012. The City was below its general debt limit by $27.78 billion on July 1, 2008 and is projected to be below the general limit by $24.27 billion on July 1, 2009, by $24.6 billion on July 1, 2010, and by $22.78 billion by July 1, 2011.
     In addition to general obligation bonds, the City maintains several additional credits, including bonds issued by the New York City Transitional Finance Authority (“NYCTFA”) and TSASC, Inc. (“TSASC”). The debt-incurring capacities of NYCTFA and TSASC total $17.3 billion of which $14.8 billion has been utilized to finance the City’s capital program. Also included in the $17.3 billion capacity is $2.0 billion of recovery bonds issued for general fund expenses in the aftermath of the World Trade Center disaster. The NYCTFA has exhausted its general debt-incurring power as of July 1, 2007. The City’s debt has grown from $2,490 per capita in FY 1990 to $7,153 by FY 2008, an increase of 187 percent. Over the same period, the cumulative growth rate in debt per capita exceeded the rate of inflation by 115 percentage points and the growth rate of City tax revenues by 32 percentage points. Based on an analysis of financial statements released by other jurisdictions, New York City leads a sample of large U.S. cities in debt burden per capita by a margin of more than two to one.
     As of July 6, 2009, New York State’s general obligation bonds are rated AA, Aa3, and AA- by S&P, Moody’s, and Fitch, respectively. The City’s general obligation credit ratings were upgraded by all three agencies in 2007 and have remained unchanged. New York City’s general obligation debt was rated Aa3 by Moody’s, AA by S&P and AA- by Fitch. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which a Portfolio invests.
Mortgage-Related and Other Asset-Backed Securities
     The Portfolios may invest in mortgage-related securities, and in other asset-backed securities (whether or not related to mortgage loans) that are offered to investors currently or in the future. The FISH: Series M will ordinarily invest substantially all of its assets in these securities, and the FISH: Series C may invest without limit in these securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Portfolio to utilize these instruments successfully may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See “Mortgage Pass-Through Securities” below. The Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”), and in other types of mortgage-related and asset-backed securities.
     Through investments in mortgage-related securities, including those that are issued by private issuers, the Portfolios may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as mortgage-related securities.
     In addition, mortgage-related securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-related securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.
     The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.
     Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association or “GNMA”) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Adjustable rate mortgage-related and other asset-backed securities are also subject to some interest rate risk. For example, because interest rates on most adjustable rate mortgage- and other asset-backed securities only reset periodically (e.g., monthly or quarterly), changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the market value of these securities, including declines in value as interest rates rise. In addition, to the extent that unanticipated rates of prepayment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.
     The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of a Portfolio’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association (“Fannie Mae” or “FNMA”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”)). The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).
     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. The FNMA was, until recently, a government-sponsored corporation owned entirely by private stockholders, and subject to general regulation by the Department of Housing and Urban Development and the Office of Federal Housing Enterprise Oversight (“OFHEO”). As described below under “U.S. Government Securities,” FNMA is now under conservatorship by the Federal Housing Finance Agency (“FHFA”). FNMA primarily purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which includes state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers, although it may purchase other types of mortgages as well. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It was, until recently, a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and then owned entirely by private stockholders. As described below under “U.S. Government Securities,” FHLMC is now under conservatorship by the FHFA. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
     On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
     In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise.
     FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
     Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
     FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the vent that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
     In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
     Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
     In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Portfolios’ investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Portfolio’s quality standards. Securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-related securities or any other assets which in the Sub-Adviser’s opinion are illiquid if, as a result, more than 15% of the value of the Portfolio’s net assets (taken at market value at the time of investment) will be invested in illiquid securities.
     Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to a Portfolio’s industry concentration restrictions, see “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolios take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.
     Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually or on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC, and their income streams.
     CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
     In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Portfolio, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Portfolio’s diversification tests.
     FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.
     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.
     Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBs”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.
     Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. SMBS may be deemed “illiquid” and subject to a Portfolio’s limitations on investment in illiquid securities.
     Collateralized Debt Obligations. The Portfolios may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.
     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Portfolio as illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks that include, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Portfolio may invest in tranches of CDOs that are subordinate to other tranches; and (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
     Other Asset-Backed Securities. Similarly, the Adviser and Sub-Adviser expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Portfolios that may invest in mortgage-related securities. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.
     Consistent with a Portfolio’s investment objective and policies, the Portfolio also may invest in other types of asset-backed securities. Other asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.
     Investors should note that Congress from time to time may consider actions that would limit or remove the explicit or implicit guarantee of the payment of principal and/or interest on many types of asset-backed securities. Any such action would likely adversely impact the value of such securities.

Inflation-Indexed Bonds
     The Portfolios may invest in inflation-indexed bonds. The FISH: Series R may invest a substantial portion of its assets in these securities. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Many other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.
     Inflation-indexed bonds issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Portfolio may also invest in other inflation-related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.
     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
     While these securities are expected to provide protection from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.
     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Bank Obligations
     Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier II and Tier I. Bank capital is generally, but not always, of investment grade quality. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock. Upper Tier II securities are often perpetual (with no maturity date), callable and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust preferred securities.
     Bank obligations in which the Portfolios may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are generally no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is generally no market for such deposits. A Portfolio will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. Subject to each Portfolio’s limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Portfolio’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.
     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Loan Participations
     Each Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A Portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Portfolio may invest may not be rated by any nationally recognized rating service.
     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.
     A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio’s share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.
     The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.
     Each Portfolio limits the amount of its total assets that it will invest in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, a Portfolio generally will treat the corporate borrower as the “issuer” of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, SEC interpretations currently require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as “issuers.” Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolios’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Portfolios’ investment restriction relating to the lending of funds or assets by a Portfolio.
     Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolios rely on the Sub-Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.
Corporate Debt Securities
     Each Portfolio may invest in corporate debt securities of U.S. and foreign issuers and/or hold its assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.
     A Portfolio’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Portfolio, or, if unrated, are in the Sub-Adviser’s opinion comparable in quality to corporate debt securities in which the Portfolio may invest. Corporate income producing securities may include forms of preferred or preference stock. The rate interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Corporate debt securities may be acquired with warrants attached.

     Securities rated Baa by Moody’s, BBB by S&P and BBB by Fitch are the lowest which are considered “investment grade” obligations. Moody’s describes securities rated Baa as “medium-grade” obligations; they are “neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.” S&P describes securities rated BBB as “regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal . . . than in higher rated categories.” Fitch describes securities rated BBB as “currently [having] a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.” For a discussion of securities rated below investment grade, see “High Yield Securities (“Junk Bonds”)” below.
High Yield Securities (“Junk Bonds”)
     Each of the Portfolios may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a Portfolio, or, if unrated, are determined by the Sub-Adviser to be of comparable quality. A description of the ratings categories used is set forth in Appendix A to the Prospectus.
     A security is considered to be below “investment grade” quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (i.e., rated Ba or below by Moody’s, BB or below by S&P or BB or below by Fitch) or (2) if unrated, determined by the Sub-Adviser to be of comparable quality to obligations so rated. Investments in securities rated below investment grade are described as “speculative” by Moody’s, S&P and Fitch. Additional information about Moody’s, S&P’s and Fitch’s securities ratings is included in Appendix A to the Prospectus.
     The FISH: Series C and the FISH: Series M may invest up to 50% of its assets and the FISH: Series R may invest up to 20% of its assets in fixed income securities that are rated B or higher by Moody’s, or equivalently rated by S&P or by Fitch or, if not rated, determined by the Sub-Adviser to be of comparable quality. Securities rated lower than Baa by Moody’s, lower than BBB by S&P or lower than BBB by Fitch are sometimes referred to as “high yield” or “junk” bonds. Investors should consider the risks associated with high yield securities before investing in a Portfolio. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt.
     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Portfolio’s investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser’s creditworthiness analysis than would be the case if the Portfolio were investing in higher quality securities.
     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolios may incur additional expenses to seek recovery.
     In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The Sub-Adviser seeks to reduce these risks through credit analysis and attention to current developments and trends in both the economy and financial markets. Even though such securities do not pay current interest in cash, a Portfolio nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

     The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolios could sell a high yield security, and could adversely affect the daily net asset value of the shares. Lower liquidity in secondary markets could adversely affect the value of high yield/high risk securities held by the Portfolios. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as “zero coupon” or “pay-in-kind” securities may be affected to a greater extent by interest rate changes. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Sub-Adviser seeks to minimize the risks of investing in all securities through in-depth credit analysis and attention to current developments in interest rates and market conditions.
     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Sub-Adviser does not rely solely on credit ratings when selecting securities for the Portfolios, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Portfolio, the Portfolio may retain the portfolio security if the Sub-Adviser deems it in the best interest of shareholders.
Creditor Liability and Participation on Creditors Committees
     Generally, when a Portfolio holds bonds or other similar fixed income securities of an issuer, the Portfolio becomes a creditor of the issuer. A Portfolio that is a creditor of an issuer may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make the Portfolio an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Portfolio’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio would participate on such committees only when the Adviser and the Sub-Adviser believe that such participation is necessary or desirable to enforce the Portfolio’s rights as a creditor or to protect the value of securities held by the Portfolio.
Variable and Floating Rate Securities
     Variable and floating rate securities are securities that pay interest at rates that adjust whenever a specified interest rate changes, float at a fixed margin above a generally recognized base lending rate and/or reset or are redetermined (e.g., pursuant to an auction) on specified dates (such as the last day of a month or calendar quarter). These instruments may include, without limitation, variable-rate preferred stock, bank loans, money market instruments and certain types of mortgage-backed and other asset-backed securities. Due to their variable- or floating-rate features, these instruments will generally pay higher levels of income in a rising interest rate environment and lower levels of income as interest rates decline. For the same reason, the market value of a variable- or floating-rate instrument is generally expected to have less sensitivity to fluctuations in market interest rates than a fixed-rate instrument, although the value of a floating-rate instrument may nonetheless decline as interest rates rise and due to other factors, such as changes in credit quality.
     The Portfolios may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Portfolio with a certain degree of protection against rises in interest rates, a Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
     Each Portfolio may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See “Mortgage-Related and Other Asset-Backed Securities” above.

Event-Linked Bonds
     The Portfolios may obtain event-linked exposure by investing in “event-linked bonds,” “event-linked swaps,” or by implementing “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, that Portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a Portfolio to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for many of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Characteristics and Risks of Securities and Investment Techniques—Illiquid Securities” in the Prospectus. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Portfolio will only invest in event-linked bonds that meet the credit quality requirements for the Portfolio.
Convertible Securities
     Each Portfolio may invest in convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.
     Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.
     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective. A Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.
     The Portfolios may invest in so-called “synthetic convertible securities,” which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Portfolios may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

     More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two elements are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when the Adviser believes that such a combination may better achieve a Portfolio’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Portfolio may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
     A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index or security involved in the convertible element, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing element as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing element.
Warrants to Purchase Securities
     Each of the Portfolios may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.
Non-U.S. Securities
     The FISH: Series C, the FISH: Series M and the FISH: Series R may invest without limit in U.S. dollar- or non-U.S. currency-denominated securities of foreign issuers, including corporate debt securities; equity securities, including preferred or preference stock of non-U.S. issuers; certain foreign bank obligations (see “Bank Obligations”); and U.S. dollar- or non-U.S. currency-denominated obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.
     The FISH: Series C may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a non-U.S. issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
     Investing in non-U.S. securities involves special risks and considerations not typically associated with investing in U.S. securities. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on non-U.S. portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), market disruption, the possibility of security suspensions, political instability which can affect U.S. investments in non-U.S. countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities that are denominated or quoted in currencies other than the U.S. dollar. The currencies of non-U.S. countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolios.

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Portfolios so permitted) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.
     The investments in foreign currency denominated debt obligations and hedging activities by a Portfolio will likely produce a difference between each Portfolio’s book income and its taxable income. This difference may cause a portion of the Portfolio’s income distributions to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.
     The FISH: Series H may also invest in foreign (non-U.S.) securities but does not currently intend to do so as a principal investment strategy.
     Emerging Market Securities. The FISH: Series C and the FISH: Series M may invest without limit in securities and instruments of issuers economically tied to countries with developing (or “emerging market”) securities markets, while the FISH: Series R may invest up to 20% of its assets in such securities. These Portfolios will consider an issuer to be economically tied to a country with an emerging market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country’s securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half its assets in that country. The Sub-Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the FISH: Series C, the FISH: Series M and the FISH: Series R emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The Sub-Adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.
     The risks of investing in non-U.S. securities are particularly high when the issuers are tied economically to countries with developing or “emerging market” economies. Countries with “emerging market” economies are those with securities markets that are, in the opinion of the Sub-Adviser, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in non-U.S., developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Portfolios’ ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.
     The FISH: Series C and the FISH: Series R may also invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.
     Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).
     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.
     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolios may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolios to suffer a loss of interest or principal on any of their holdings.
Foreign Currency Transactions
     The Portfolios may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”). The Portfolios may also engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Portfolios may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.
     A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust’s custodian of assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Portfolio with a view to protecting the outlook, and the Portfolios might be expected to enter into such contracts under the following circumstances:

     Lock In. When the Sub-Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.
     Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio’s portfolio holdings denominated in the currency sold.
     Direct Hedge. If the Sub-Adviser wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the Sub-Adviser thinks that a Portfolio can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in the value of the bond.
     Proxy Hedge. The Sub-Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.
     Costs of Hedging. When a Portfolio purchases a non-U.S. bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the non-U.S. bond could be substantially reduced or lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.
     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Portfolio’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in the Portfolio’s net asset value per share.
     The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Portfolio may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Adviser’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Portfolio in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that the Portfolio will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
     A Portfolio may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as to protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
     Tax Consequences of Hedging. Regulations that may be issued in the future could limit the ability of a Portfolio to enter into such hedging transactions. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Portfolio and could affect whether dividends paid by a Portfolio are classified as capital gains or ordinary income.
Foreign Currency Exchange-Related Securities
     Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
     Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
     Performance Indexed Paper. Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
Real Estate Securities and Related Derivatives
     The FISH: Series R may gain exposure to the real estate sector by investing in real-estate linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, adverse changes in the real estate markets generally or in specific sectors of the real estate industry and possible environmental liabilities.

     REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so if the FISH: Series R invests in REITs, it will bear its proportionate share of the costs of the REITs’ operations.
     There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.
     REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, adverse changes to the tax laws, and failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITS have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.
Borrowing
     Subject to the limitations described under “Investment Restrictions” below, each Portfolio may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Portfolio’s assets and may cause a Portfolio to liquidate positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act require a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Portfolio’s total assets made for temporary administrative purposes. As noted under “Investment Restrictions,” the FISH: Series C and the FISH: Series M are subject to limitations on borrowings which are stricter than those imposed by the 1940 Act. Any borrowings for temporary administrative purposes in excess of 5% of a Portfolio’s total assets will require the Portfolio to maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
     As noted below, a Portfolio also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Portfolio. For instance, a Portfolio may utilize these instruments when it is anticipated that the interest income on gains to be earned from the investment of the proceeds of such a transaction will exceed the interest expense incurred by the Portfolio from the transaction. To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Portfolio’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Portfolio. Borrowing, like other forms of leverage, will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
     From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Portfolios and the other series of the Trust pursuant to guidelines approved by the Board of Trustees.
     As noted above, a Portfolio may enter into reverse repurchase agreements, mortgage dollar rolls, and other transactions that can be viewed as forms of borrowings if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Portfolio to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Portfolio continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Portfolio will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures approved by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by a Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolios’ limitations on borrowings as specified under “Investment Restrictions” below.
     A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Portfolio sells a mortgage-related security, such as a security issued by GNMA, for delivery in the current month to a dealer and simultaneously contracts to repurchase a substantially similar (same type and coupon) security on a specified future date at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.
     A Portfolio’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to a Portfolio’s restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Portfolio’s overall limitations on investments in illiquid securities.
     A Portfolio also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Portfolio’s repurchase of the underlying security. A Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security.
     Derivative Instruments
     A Portfolio may (but is not required to) use a variety of other derivative instruments (including both long and short positions) in an attempt to enhance the Portfolio’s investment returns, to hedge against market and other risks in the Portfolio, and/or to obtain market exposure with reduced transaction costs.
     Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The following describes certain derivative instruments and products in which certain Portfolios may invest and risks associated therewith. The derivatives market is always changing and the Portfolios may invest in derivatives other than those shown below.
     In pursuing their individual investment objectives, the Portfolios may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes or as part of their overall investment strategies, except that any Portfolio that may not invest in foreign currency denominated securities may not enter into transactions involving currency futures or options. The Portfolios also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolios also may enter into swap agreements with respect to interest rates, commodities, indexes of securities or commodities, and to the extent it may invest in foreign currency denominated securities, may enter into swap agreements with respect to foreign currencies. The Portfolios may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Portfolio may also use those instruments, provided that their use is consistent with the Portfolio’s investment objective.
     The value of some derivative instruments in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could suffer losses.
     The Portfolios might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Sub-Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Portfolio to close out or to liquidate its derivatives positions. In addition, a Portfolio’s use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.
     Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Portfolio will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or, if a strategy is used, that it will be successful.
     Federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Portfolios’ participation in derivatives transactions.
     Options on Securities and Indexes. A Portfolio may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Portfolio may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.
     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.
     A Portfolio will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Portfolio. For a call option on an index, the option is covered if a Portfolio maintains with its custodian assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if a Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Portfolio in segregated or “earmarked” assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees. A put option on a security or an index is “covered” if a Portfolio segregates or “earmarks” assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees equal to the exercise price. A put option is also covered if a Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Portfolio in segregated or “earmarked” assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees.

     If an option written by a Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires unexercised, the Portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires. In addition, a Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to the exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.
     A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
     The premium paid for a put or call option purchased by a Portfolio is an asset of the Portfolio. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.
     The Portfolios may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Portfolios’ immediate obligations. The Portfolios may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”
     OTC Options. The Portfolios may enter into over-the-counter (“OTC”) options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant Portfolio will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which the Portfolios may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Portfolios may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.
     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Portfolio forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.
     If trading were suspended in an option purchased by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Portfolio is covered by an option on the same index purchased by the Portfolio, movements in the index may result in a loss to the Portfolio; however, such losses may be mitigated by changes in the value of the Portfolio’s securities during the period the option was outstanding.
     In the case of a written call option on a securities index, a Portfolio will own corresponding securities whose historic volatility correlates with that of the index.
     Foreign Currency Options. Portfolios that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Portfolio’s securities may be denominated. In addition, each of the Portfolios may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Portfolio to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
     Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date. Each Portfolio may use interest rate, foreign currency or security or commodity indexes. The Portfolios may invest in foreign exchange futures contracts and options thereon (“futures options”) that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. In addition, each Portfolio may purchase and sell futures contracts on various securities indexes (“Index Futures”) and related options for hedging purposes and for investment purposes. A Portfolio’s purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission (“CFTC”). Through the use of Index Futures and related options, a Portfolio may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Portfolio may also avoid potential market and liquidity problems which may result from increases in positions already held by the Portfolio.
     An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index (“Index”) at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Portfolio will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Portfolio will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Portfolio has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Portfolio has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker.
     A Portfolio may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract’s life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Positions in Index Futures may be closed out by a Portfolio only on the futures exchanges upon which the Index Futures are then traded.
     A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; the Goldman Sachs Commodity Index; the DJ AIG Commodity Index; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit (“the Euro”). It is expected that other futures contracts in which the Portfolios may invest will be developed and traded in the future.
     A Portfolio might use financial futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio’s securities or the price of the securities which the Portfolio intends to purchase. A Portfolio’s hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio’s exposure to interest rate fluctuations, the Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.
     The Portfolios may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.
     Each of the Portfolios may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
     When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to segregate a specified amount of assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.
     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.
     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss.

Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. Any transaction costs must also be included in these calculations.
     The Portfolios may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Portfolios’ immediate obligations. A Portfolio may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”
     Limitations on Use of Futures and Futures Options. When purchasing a futures contract, a Portfolio will “earmark” or maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.
     When selling a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
     When selling a call option on a futures contract, a Portfolio will “earmark” or maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.
     When selling a put option on a futures contract, a Portfolio will “earmark” or maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.
     With respect to futures contracts that are not legally required to “cash settle,” a Portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to “cash settle,” however, a Portfolio is permitted to set aside or earmark liquid assets in an amount equal to the Portfolio’s daily marked to market (net) obligation, if any, (in other words, the Portfolio’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full market value of the futures contract.
     To the extent that securities with maturities greater than one year are used to segregate assets to cover a Portfolio’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Portfolio’s portfolio securities. Thus, the use of a longer term security may require a Portfolio to hold offsetting short-term securities to balance the Portfolio’s portfolio such that the Portfolio’s duration does not exceed the maximum permitted for the Portfolio in the Prospectus.

     The Portfolios are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.
     The Portfolios will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system, or in the case of futures options, for which an established over-the-counter market exists.
     To the extent that securities with maturities greater than one year are used to segregate liquid assets to cover a Portfolio’s obligations under futures contracts and related options, such use will not eliminate the leverage risk arising from such use, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.
     The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may enter into futures, futures options or forward contracts.
     Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Portfolio would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Portfolio may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.
     Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.
     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or a futures option position, and that Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
     Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
     Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Portfolio is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
     Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Portfolios. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Portfolio to reinvest the proceeds of a maturing contract in a new futures contract, the Portfolio might reinvest at higher or lower futures prices, or choose to pursue other investments.
     Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Portfolios’ investments to greater volatility than investments in traditional securities.
     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on non-U.S. exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities. Some non-U.S. exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in non-U.S. markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, to the extent that a Portfolio does not hedge against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on non-U.S. exchanges, any profits that a Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Portfolio could incur losses as a result of those changes. The value of some derivative instruments in which the Portfolios may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could suffer losses. In addition, a Portfolio’s use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Portfolio had not used such instruments.
     Swap Agreements and Options on Swap Agreements. Each Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Portfolio may invest in foreign currency denominated securities, it may also invest in currency exchange rate swap agreements. A Portfolio may also enter into options on swap agreements (“swap options”).
     A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swap agreements are individually negotiated and structured to include exposure to a variety of types of investments or market factors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Portfolio’s investment objectives and general investment polices, certain of the Portfolios may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Portfolio may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher fee at each swap reset date.
     A Portfolio may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Portfolio may be either the buyer or seller in a credit default swap transaction. If a Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs, the Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Portfolio had invested in the reference obligation directly.
     A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Portfolio may write (sell) and purchase put and call swap options.
     Most swap agreements entered into by the Portfolios would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees, to avoid any potential leveraging of the Portfolio’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Portfolio’s investment restriction concerning senior securities.
     Whether a Portfolio’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. A Portfolio bears the risk of future market trends or the values of assets, reference rates, indexes, or other economic factors. If the Portfolio uses a swap as a hedge against, or as a substitute for, a portfolio investment, the Portfolio will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Portfolio. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. Many swaps are complex and often valued subjectively.
     Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.
     Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.
     Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
     Structured Notes. Each Portfolio may invest in “structured” notes, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Depending on the terms of the note, a Portfolio may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. A Portfolio may use structured notes to add leverage to the portfolio and for investment as well as risk management purposes. Like other sophisticated strategies, a Portfolio’s use of structured notes may not work as intended. Although structured instruments are not necessarily illiquid, the Sub-Adviser believes that currently most structured instruments are illiquid.
     Risk of Potential Government Regulation of Derivatives. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Portfolio from using such instruments as a part of its investment strategy, and could ultimately prevent the Portfolio from being able to achieve its investment objective. In 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants may have played in this phenomenon. The CFTC has also investigated allegations of price manipulation in certain commodity markets. Congress has passed legislation that would require regulatory agencies to develop rules imposing limits on certain derivatives activities. It is possible that this could potentially limit or completely restrict the ability of a Portfolio to use these instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Portfolio engages in derivative transactions could also prevent the Portfolio from using these instruments.
     A Note on Commodity-Linked Derivatives. A Portfolio may seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, swap transactions, or index-linked or commodity linked structured notes.
     The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A Portfolio bears the risk that the counterparty could default under a swap agreement. See “Swap Agreements and Options on Swap Agreements” above for further detail about swap transactions. Further, a Portfolio may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes, and are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. See “Structured Notes” above for further discussion of these notes.
     The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Portfolio may receive more or less principal that it originally invested. A Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.
Hybrid Instruments
     The Portfolios may invest in “hybrid” or indexed securities, which is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Portfolio. Each of the Portfolios will not invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.
     Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or fixed income securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Portfolios will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Portfolio’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to other restrictions imposed by the 1940 Act.
Delayed Funding Loans and Revolving Credit Facilities
     The Portfolios may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company’s financial condition makes it unlikely that such amounts will be repaid).
     To the extent that a Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures approved by the Board of Trustees, in an amount sufficient to meet such commitments.
     The Portfolios may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolios currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolios’ limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see “Loan Participations.” Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Portfolio.
When-Issued, Delayed Delivery and Forward Commitment Transactions
     A Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the Portfolio will segregate until the settlement date assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has segregated.
     When purchasing a security on a when-issued, delayed delivery or forward commitment basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

     When a Portfolio has sold a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss. A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.
Short Sales
     The Portfolios may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline or will underperform relative to other securities held in the Portfolio’s portfolio.
     When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.
     If the price of the security sold short increases between the time of the short sale and the time and a Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
     To the extent that a Portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Sub-Adviser in accordance with procedures approved by the Board of Trustees. Each Portfolio does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Portfolio’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Portfolios may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.
Illiquid Securities
     Each Portfolio may invest in securities that are illiquid so long as no more than 15% of the net assets of the Portfolio (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.
     The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Depending on the circumstances, illiquid securities may be considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Sub-Adviser’s opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).
     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Loans of Portfolio Securities
     Subject to certain conditions described in the Prospectus and below, each Portfolio may make secured loans of its portfolio securities to brokers, dealers and other financial institutions. The amount of such loans by each of the FISH: Series C and the FISH: Series M will amount to no more than 331/3% of its total assets. The FISH: Series H and the FISH: Series R have no such limitation on the ability to make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrowers (which typically include broker-dealers and other financial services companies) fail financially. However, such loans will be made only to borrowers that are believed by the Adviser or the Sub-Adviser to be of satisfactory credit standing. Securities loans are made to borrowers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Portfolio an amount equal to any dividends or interest received on the securities lent. The Portfolio may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Portfolio typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Portfolio retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities involved. Each Portfolio’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Portfolio in permissible investments, or a fee, if the collateral is U.S. Government securities.
U.S. Government Securities
     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolios’ shares. U.S. Government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. Government-sponsored enterprises such as FHLMC and FNMA may be chartered or sponsored by Congress, they are not funded by Congressional appropriation and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. Government and include increased credit risks. Until recently, FNMA and FHLMC were government-sponsored enterprises owned entirely by private stockholders. The value of these entities’ stock fell sharply in 2008 due to concerns that the entities did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the entities’ stock. More recently, in September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the FHFA, a newly created independent regulator. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
     On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury would purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility that is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

     Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.
     In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
     In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.
     U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.
Preferred Stock
     Each Portfolio may invest in preferred stock of U.S. or foreign issuers. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.
     Preferred shares are subject to issuer-specific and market risks applicable generally to equity securities. The value of a company’s preferred stock may fall as a result of factors relating directly to that company’s products or services. A preferred stock’s value may also fall because of factors affecting not just the company, but companies in the same industry or in a number of different industries, such as increases in production costs. The value of preferred stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.
     Fixed Rate Preferred Stocks. Some fixed rate preferred stocks in which a Portfolio may invest, known as perpetual preferred stocks, offer a fixed return with no maturity date. Because they never mature, perpetual preferred stocks act like long-term bonds and can be more volatile than and more sensitive to changes in interest rates than other types of preferred stocks that have a maturity date. The Portfolios may also invest in sinking fund preferred stocks. These preferred stocks also offer a fixed return, but have a maturity date and are retired or redeemed on a predetermined schedule. The shorter duration of sinking fund preferred stocks makes them perform somewhat like intermediate-term bonds and they typically have lower yields than perpetual preferred stocks.
     Adjustable Rate and Auction Preferred Stocks. Typically, the dividend rate on an adjustable rate preferred stock is determined prospectively each quarter by applying an adjustment formula established at the time of issuance of the stock. Although adjustment formulas vary among issues, they typically involve a fixed premium or discount relative to rates on specified debt securities issued by the U.S. Treasury. Typically, an adjustment formula will provide for a fixed premium or discount adjustment relative to the highest base yield of three specified U.S. Treasury securities: the 90-day Treasury bill, the 10-year Treasury note and the 20-year Treasury bond. The premium or discount adjustment to be added to or subtracted from this highest U.S. Treasury base rate yield is fixed at the time of issue and cannot be changed without the approval of the holders of the stock. The dividend rate on another type of preferred stocks in which the Portfolios may invest, commonly known as auction preferred stocks, is adjusted at intervals that may be more frequent than quarterly, such as every 7 or 49 days, based on bids submitted by holders and prospective purchasers of such stocks and may be subject to stated maximum and minimum dividend rates. The issues of most adjustable rate and auction preferred stocks currently outstanding are perpetual, but are redeemable after a specified date, or upon notice, at the option of the issuer. Certain issues supported by the credit of a high-rated financial institution provide for mandatory redemption prior to expiration of the credit arrangement. No redemption can occur if full cumulative dividends are not paid. Although the dividend rates on adjustable and auction preferred stocks are generally adjusted or reset frequently, the market values of these preferred stocks may still fluctuate in response to changes in interest rates. Market values of adjustable preferred stocks also may substantially fluctuate if interest rates increase or decrease once the maximum or minimum dividend rate for a particular stock is approached. Auctions for U.S. auction preferred stocks have failed since early 2008, and the dividend rates payable on such preferred shares since that time typically have been paid at their maximum applicable rate (typically a function of a reference rate of interest). The Adviser expects that auction preferred stocks will continue to pay dividends at their maximum applicable rate for the foreseeable future and cannot predict whether or when the auction markets for auction preferred stocks may resume normal functioning.
Repurchase Agreements
     For the purposes of maintaining liquidity and achieving income, each Portfolio may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which a Portfolio would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Sub-Adviser will monitor the creditworthiness of the counterparties.

INVESTMENT RESTRICTIONS
Fundamental Investment Restrictions
     FISH: Series C and FISH: Series M. The investment restrictions set forth below are fundamental policies of each of the FISH: Series C and the FISH: Series M and may not be changed with respect to each of those Portfolios without shareholder approval by vote of a majority of the outstanding voting securities of that Portfolio. Under these restrictions, neither of these Portfolios may:
     (1) borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Portfolio’s total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;
     (2) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);
     (3) with respect to 50% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
     (4) with respect to 50% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
     (5) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;
     (6) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;
     (7) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;
     (8) borrow money, or pledge, mortgage or hypothecate its assets, except that a Portfolio may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectus and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Portfolio’s assets);
     (9) issue senior securities, except insofar as such Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio’s borrowing policies (for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security);
     (10) lend any funds or other assets, except that such Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers’ acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; or

     (11) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.
     FISH: Series R and FISH: Series H. The investment restrictions set forth below are fundamental policies of the FISH: Series R and the FISH: Series H and may not be changed with respect to each of those Portfolios without shareholder approval by vote of a majority of the outstanding voting securities of that Portfolio. Under these restrictions, neither of these Portfolios may:
     (1) borrow money or issue any senior security, except to the extent permitted under the 1940 Act and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;
     (2) concentrate its investments in a particular “industry,” as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;
     (3) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;
     (4) purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Portfolio, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;
     (5) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;
     (6) make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time; or
     (7) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.
Non-Fundamental Investment Restrictions
     Each Portfolio is also subject to the following non-fundamental restriction (which may be changed without shareholder approval). No Portfolio may, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities. The FISH: Series H may not, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds. Derivative instruments with economic characteristics similar to fixed income securities will be treated as fixed income securities for purposes of this non-fundamental investment restriction. The Portfolio may not change this non-fundamental investment restriction unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.
     In addition, the FISH: Series C, the FISH: Series H and the FISH: Series M are subject to the following non-fundamental restriction (which may be changed without shareholder approval): each of these Portfolios may not invest more than 15% of its net assets (taken at market value at the time of the investment) in “illiquid securities,” illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser’s or Sub-Adviser’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Other Information Regarding Investment Restrictions
     Unless otherwise indicated, all limitations applicable to a Portfolio’s investments apply only at the time of investment. Any subsequent change in a rating assigned by any rating service to a security, or change in the percentage of a Portfolio’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s total assets, will not require the Portfolio to dispose of an investment. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.
     The FISH: Series H and the FISH: Series R interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for those Portfolios, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC.
     Each Portfolio would be deemed to “concentrate” in a particular industry if it invested 25% or more of its total assets in that industry. The Portfolios’ industry concentration policy does not preclude the Portfolios from focusing investments in issuers in a group of related industrial sectors (such as different types of utilities). The Portfolios’ industry concentration policy does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto).
     The phrase “shareholder approval,” as used in the Prospectus and this Statement of Additional Information, and the phrase a “vote of a majority of the outstanding voting securities,” as used herein, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Portfolio or the Trust, as the case may be, or (2) 67% or more of the shares of a Portfolio or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
     To the extent a Portfolio covers its commitment under a reverse repurchase agreement or other derivative instrument by the designation of assets determined by the Sub-Adviser to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Portfolio’s commitment, such instrument will not be considered a “senior security” for purposes of the Portfolios’ limitations on borrowings.

MANAGEMENT OF THE TRUST
Trustees and Officers
     The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Declaration of Trust, its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.
Board Leadership Structure — The Trust’s Board of Trustees consists of seven Trustees, six of whom are not “interested persons” (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust or of the Adviser (the “Independent Trustees”), which represents over 85% of Board members that are Independent Trustees. An Independent Trustee serves as Chairman of the Trustees and is selected by vote of the majority of the Independent Trustees. The Chairman of the Trustees presides at meetings of the Board and acts as a liaison with service providers, officers, attorneys and other Trustees generally between meetings, and performs such other functions as may be requested by the Board from time to time.
          The Board of Trustees meets regularly four times each year to discuss and consider matters concerning the Trust and the Portfolio, and also holds special meetings to address matters arising between regular meetings. The Independent Trustees regularly meet outside the presence of Trust management and are advised by independent legal counsel. Regular meetings generally take place in-person; other meetings may take place in-person or by telephone.
          The Board of Trustees has established four standing Committees to facilitate the Trustees’ oversight of the management of the Trust: the Audit Oversight Committee, the Nominating Committee, the Valuation Committee and the Compensation Committee. The functions and role of each Committee are described below under “—Committees of the Board of Trustees.” The membership of each Committee consists of all of the Independent Trustees, which the Board believes allows them to participate in the full range of the Board’s oversight duties.
          The Board reviews its leadership structure periodically and has determined that this leadership structure, including an Independent Chairman, a supermajority of Independent Trustees and Committee membership limited to Independent Trustees, is appropriate in light of the characteristics and circumstances of the Trust. In reaching this conclusion, the Board considered, among other things, the predominant role of the Adviser and the Sub-Adviser in the day-to-day management of the Portfolio’s affairs, the extent to which the work of the Board is conducted through the Committees, the number of portfolios that comprise the Trust and the Fund Complex (defined below), the variety of asset classes those series include, the net assets of the Portfolio, the Trust and the Fund Complex and the management, distribution and other service arrangements of the Portfolio, the Trust and the Fund Complex. The Board also believes that its structure, including the presence of one Trustee who is an executive with various Adviser-affiliated entities, facilitates an efficient flow of information concerning the management of the Trust to the Independent Trustees.
Risk Oversight — The Portfolios have retained the Adviser and the Sub-Adviser to provide investment advisory services, and, in the case of the Adviser, administrative services, and these service providers are immediately responsible for the management of risks that may arise from Portfolio investments and operations. Some employees of the Adviser serve as the Trust’s officers, including the Trust’s principal executive officer and principal financial and accounting officer. The Adviser and the Sub-Adviser employ different processes, procedures and controls to identify and manage different types of risks that may affect the Portfolios. The Board oversees the performance of these functions by the Adviser and Sub-Adviser, both directly and through the Committee structure it has established. The Board receives from the Adviser and Sub-Adviser a wide range of reports, both on a regular and as-needed basis, relating to the Portfolios’ activities and to the actual and potential risks of the Portfolio and the Trust as a whole. These include reports on investment risks, custody and valuation of the Portfolios’ assets, compliance with applicable laws, and the Portfolio’s financial accounting and reporting. The Board also regularly receives, from the Portfolio’s principal underwriter, reports regarding the distribution, sale and marketing of each Portfolio’s shares, as well as related risks. In addition, the Board meets periodically with the individual portfolio managers of the Portfolios to receive reports regarding the Portfolio management of the Portfolios and their performance, including their investment risks. In the course of these meetings and discussions with AGIFM and the Sub-Adviser, the Board has emphasized the importance of maintaining vigorous risk management programs and procedures.
     In addition, the Board has appointed a Chief Compliance Officer (“CCO”). The CCO oversees the development of compliance policies and procedures that are reasonably designed to minimize the risk of violations of the federal securities laws (“Compliance Policies”). The CCO reports directly to the Independent Trustees, interacts with individuals within AGIFM’s organization including its Chief Risk Officer, and provides presentations to the Board at its quarterly meetings and an annual report on the application of the Compliance Policies. The Board periodically discusses relevant risks affecting the Trust with the CCO at these meetings. The Board has approved the Compliance Policies and reviews the CCO’s reports. Further, the Board annually reviews the sufficiency of the Compliance Policies, as well as the appointment and compensation of the CCO.
     The Board recognizes that the reports it receives concerning risk management matters are, by their nature, typically summaries of the relevant information. Moreover, the Board recognizes that not all risks that may affect the Portfolios can be identified in advance; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that it may be necessary to bear certain risks (such as investment-related risks) in seeking to achieve the Portfolios’ investment objective; and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and for other reasons, the Board’s risk management oversight is subject to substantial limitations.
     The Trustees and officers of the Trust, their dates of birth, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other public company directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s).
Trustees

		Term of		Number of	Other
		Office		Portfolios in	Directorships
Name		and	Principal	Fund	Held by
Address	Position(s)	Length of	Occupation(s)	Complex***	Trustee
and Date of	Held with	Time	During the Past	Overseen by	During the
Birth*	Trust	Served**	5 Years	Trustee	Past 5 Years

Independent Trustees****

Paul Belica	Trustee	Since inception	Retired. Formerly,	54	None
09/27/1921		(March 2000)	Director, Student Loan
Finance Corp., Education
Loans, Inc., Goal
Funding, Inc., Goal
Funding II, Inc. and
Surety Loan Fund, Inc.;
Manager of Stratigos Fund
LLC, Whistler Fund LLC,
Xanthus Fund LLC &
Wynstone Fund LLC.
Trustee of the funds in
the Allianz/PIMCO Fund
Complex since 2000.

Bradford K.	Trustee	Since September	Founder, Spyglass	54	Formerly, Chairman and
Gallagher		2010	Investments LLC, a		Trustee of Grail Advisors
2/28/1944			private investment		ETF Trust (2009-2010) and
			vehicle (since 2001);		Trustee of Nicholas-Applegate
			Founder, President and		Institutional Funds
			CEO of Cypress Holding		(2007-2010).
Company and Cypress Tree
Investment Management
Company (since 1995);
Trustee, The Common Fund
(since 2005); Director,
Anchor Point Inc. (since
1995); Chairman and
Trustee, Atlantic
Maritime Heritage
Foundation (since 2007)
and Director,

		Term of		Number of	Other
		Office		Portfolios in	Directorships
Name		and	Principal	Fund	Held by
Address	Position(s)	Length of	Occupation(s)	Complex***	Trustee
and Date of	Held with	Time	During the Past	Overseen by	During the
Birth*	Trust	Served**	5 Years	Trustee	Past 5 Years
			Shielding
			Technology Inc. (since
			2006). Trustee of the
			funds in the
			Allianz/PIMCO Fund
			Complex since 2010.

James A. Jacobson	Trustee	Since September	Retired. Formerly, Vice	54	Trustee, Alpine Mutual
02/03/1945		2010	Chairman and Managing		Funds Complex consisting
			Director of Spear, Leeds		of 16 funds
			& Kellogg Specialists,
			LLC, specialist firm on
			the New York Stock
			Exchange. Trustee of the
			funds in the
			Allianz/PIMCO Fund
			Complex since 2009.

Hans W. Kertess	Trustee, Chairman	Since 2005	President, H. Kertess &	54	None
07/12/1939	of the Trustees		Co., a financial advisory
			company. Formerly,
			Managing Director,
			Royal Bank of Canada Capital
			Markets. Trustee of the
			funds in the
			Allianz/PIMCO Fund
			Complex since 2000.

William B. Ogden, IV	Trustee	Since 2006	Asset Management Industry	54	None
01/11/1945			Consultant. Formerly,
			Managing Director,
			Investment Banking
			Division of Citigroup
			Global Markets Inc.
			Trustee of the funds in
			the Allianz/PIMCO Fund
			Complex since 2006.

Alan Rappaport	Trustee	Since September	Vice Chairman, Roundtable	54	None
03/13/1953		2010	Investment Partners
			(since 2009); Chairman
			(formerly President),
			Private Bank of Bank of
			America; Vice Chairman,
			U.S. Trust (2001-2008).
			Trustee of the funds in
			the Allianz/PIMCO Fund
			Complex since 2010.

Interested Trustee*****

John C. Maney	Trustee	Since 2006	Management Board,	79	None
08/03/1959			Managing Director and
680 Newport Center			Chief Executive Officer
Drive, Suite 250,			of Allianz Global
Newport Beach, CA 92660			Investors Fund Management
			LLC; Management Board and
			Managing Director of
			Allianz Global Investors
			of America L.P. since
			January 2005 and also
			Chief Operating Officer
			of Allianz Global
			Investors of America L.P.
			since November 2006.
			Trustee of the funds in
			the Allianz/PIMCO Fund
			Complex since 2006.

*	Unless otherwise indicated, the business address of the persons listed above is c/o Allianz Global Investors Fund Management LLC, 1345 Avenue of the Americas, New York, New York 10105.

**	Under the Trust’s Declaration of Trust, a Trustee serves until his or her retirement, resignation or replacement.

***	The term “Fund Complex” as used herein includes each series of the Trust and the following registered investment companies: each series of Allianz Funds, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, AGIC Convertible & Income Fund, AGIC Convertible & Income Fund II, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, NFJ Dividend, Interest and Premium Strategy Fund, AGIC International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, each series of Allianz Funds Multi-Strategy Trust, AGIC Equity & Convertible Income Fund, AGIC Global Equity & Convertible Income Fund, PIMCO Income Opportunity Fund, PCM Fund, Inc., and PIMCO Strategic Global Government Fund, Inc.

****	“Independent Trustees” are those Trustees who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the 1940 Act.

*****	Mr. Maney is an “interested person” of the Trust due to his affiliation with Allianz Global Investors of America L.P. In addition to Mr. Maney’s positions set forth in the table above, he holds the following positions with affiliated persons: Management Board, Managing Director and Chief Operating Officer of Allianz Global Investors of America LLC; Member—Board of Directors and Chief Operating Officer of Allianz Global Investors of America Holdings Inc. and Oppenheimer Group, Inc.; Managing Director and Chief Operating Officer of Allianz Global Investors NY Holdings LLC; Managing Director and Chief Operating Officer of Allianz Hedge Fund Partners Holding L.P. and Allianz Global Investors U.S. Retail LLC; Compensation Committee of NFJ Investment Group LLC; Management Board of Nicholas-Applegate Holdings LLC; Member — Board of Directors and Chief Operating Officer of PIMCO Global Advisors (Resources) Limited; Executive Vice President of PIMCO Japan Ltd.; Chief Operating Officer of Allianz Global Investors U.S. Holding II LLC; and Member and Chairman — Board of Directors, President and Chief Operating Officer of PFP Holdings, Inc. and Managing Director of Allianz Global Investors Capital LLC.

Officers

Term of
Name		Office and	Principal
Address	Position(s)	Length of	Occupation(s)
and Date of	Held with	Time	During the Past
Birth	Trust	Served+	5 Years
Brian S. Shlissel 11/14/1964	President & Chief Executive Officer	Since December 2002. Formerly, President & Treasurer, December 2000- December 2002.	Managing Director, Head of Mutual Fund Services of Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 29 funds in the Fund Complex; President of 50 funds in the Fund Complex; and Treasurer, Principal Financial and Accounting Officer of The Korea Fund, Inc. Formerly, Treasurer, Principal Financial and Accounting Officer of 50 funds in the Fund Complex (3/2008 to 12/2010).

Lawrence G. Altadonna 03/10/1966	Treasurer, Principal Financial and Accounting Officer	Since December 2002	Senior Vice President, Director of Fund Administration of Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 79 funds in the Fund Complex; and Assistant Treasurer of The Korea Fund, Inc. Formerly, Assistant Treasurer of 50 funds in the Fund Complex (3/2008 to 12/2010).

Thomas J. Fuccillo 03/22/1968	Vice President, Secretary and Chief Legal Officer	Since December 2004	Executive Vice President, Chief Legal Officer and Secretary of Allianz Global Investors Fund Management LLC; Executive Vice President of Allianz Global

Term of
Name		Office and	Principal
Address	Position(s)	Length of	Occupation(s)
and Date of	Held with	Time	During the Past
Birth	Trust	Served+	5 Years
Investors of America L.P. Vice President, Secretary and Chief Legal Officer of 79 funds in the Fund Complex; and Secretary and Chief Legal Officer of The Korea Fund, Inc.

Youse E. Guia 09/03/1972 680 Newport Center Drive, Suite 250 Newport Beach, CA 92660	Chief Compliance Officer	Since September 2004	Senior Vice President, Chief Compliance Officer, Allianz Global Investors of America L.P.; Chief Compliance Officer of 79 funds in the Fund Complex and of The Korea Fund, Inc.

Kathleen A. Chapman 11/11/1964	Assistant Secretary	Since December 2006	Vice President, Senior Paralegal, Allianz Global Investors of America, L.P.; and Assistant Secretary of 79 funds in the Fund Complex.

Lagan Srivastava 09/20/1977	Assistant Secretary	Since December 2006	Vice President of Allianz Global Investors of America L.P.; Assistant Secretary of 79 funds in the Fund Complex and of The Korea Fund, Inc.

Scott Whisten 03/13/1971	Assistant Treasurer	Since January 2007	Senior Vice President, Allianz Global Investors Fund Management LLC; and Assistant Treasurer of 79 funds in the Fund Complex.

Richard J. Cochran 01/23/1961	Assistant Treasurer	Since May 2008	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 79 funds in the Fund Complex and of The Korea Fund, Inc. Formerly, Tax Manager, Teachers Insurance Annuity Association/College Retirement Equity Fund (TIAA-CREF) (2002-2008).

Orhan Dzemaili 04/18/1974	Assistant Treasurer	Since January 2010	Vice President, Allianz Global Investors Fund Management LLC; Assistant Treasurer of 79 funds in the Fund Complex. Formerly, Accounting Manager, Prudential Investments LLC (2004-2007).

+	Under the Trust’s Bylaws, an officer serves until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the Trustees.
     Each of the Trust’s executive officers is an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) as a result of his or her position(s) set forth in the table above.
          Trustee Qualifications — The Board has determined that each Trustee should continue to serve as such based on several factors (none of which alone is decisive). Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.
          In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Portfolio, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. Following is a summary of various qualifications, experiences and skills of each Trustee (in addition to business experience during the past five years set forth in the table above) that contributed to the Board’s conclusion that an individual should serve on the Board. References to qualifications, experiences and skills are not intended to hold out the Board or individual Trustees as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

          Paul Belica — Mr. Belica has substantial executive and board experience in the financial services and investment management industries. He formerly served as director to several other investment companies. Having served as Director, Senior Vice President and Managing Director of Smith Barney, Harris Upham & Co, he provides the Trust with significant financial expertise and has been determined by the Board to be an “audit committee financial expert.” He also brings significant public sector experience, having formerly served as Chairman of the State of New York Mortgage Agency and as executive director of several related public authorities.
          Bradford K. Gallagher — Mr. Gallagher has substantial executive and board experience in the financial services and investment management industries. He has served as director to several other investment companies. Having served on the Operating Committee of Fidelity Investments and as a Managing Director and President of Fidelity Investments Institutional Services Company, he provides the Trust with significant asset management industry expertise. He also brings significant securities industry experience, having served as a developer and founder of several enterprises and private investment vehicles.
          James A. Jacobson — Mr. Jacobson has substantial executive and board experience in the financial services industry. He served for more than 15 years as a senior executive at an NYSE specialist firm. He has also served on the NYSE Board of Directors, including terms as Vice Chair. As such, he provides significant expertise on matters relating to portfolio brokerage and trade execution. He also provides the Trust with significant financial expertise and serves as the Audit Oversight Committee’s Chair and has been determined by the Board to be an “audit committee financial expert.” He has expertise in investment company matters through his service as a trustee of another fund family.
          Hans W. Kertess — Mr. Kertess has substantial executive experience in the investment management industry. He is the president of a financial advisory company, H. Kertess & Co., and formerly served as a Managing Director of Royal Bank of Canada Capital Markets. He has significant expertise in the investment banking industry.
          John C. Maney — Mr. Maney has substantial executive and board experience in the investment management industry. He has served in a variety of senior-level positions with investment advisory firms affiliated with the Adviser. Because of his familiarity with the Adviser and affiliated entities, he serves as an important information resource for the Independent Trustees and as a facilitator of communication with the Adviser.
          William B. Ogden, IV — Mr. Ogden has substantial senior executive experience in the investment banking industry. He served as Managing Director at Citigroup, where he established and led the firm’s efforts to raise capital for and provide mergers and acquisition advisory services to asset managers and investment advisers. He also has significant expertise with fund products through his senior-level responsibility for originating and underwriting a broad variety of such products.
          Alan Rappaport — Mr. Rappaport has substantial senior executive experience in the financial services industry. He formerly served as Chairman and President of the private banking division of Bank of America and as Vice Chairman of U.S. Trust. He is currently the Vice Chairman of an investment banking firm.
Committees of the Board of Trustees
     Audit Oversight Committee. The Board has established an Audit Oversight Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), consisting of Messrs. Belica, Gallagher, Jacobson, Kertess, Ogden and Rappaport, each of whom is an Independent Trustee. Mr. Jacobson is the current Chairman of the Audit Oversight Committee. The Audit Oversight Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Trust and, among other things, determines the selection of an independent registered public accounting firm for the Trust and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those auditors on behalf of the Trust and services to be performed by the auditors for certain affiliates, including the Adviser, the Sub-Adviser and entities in a control relationship with the Adviser or the Sub-Adviser that provide services to the Trust where the engagement relates directly to the operations and financial reporting of the Trust. The Committee considers the possible effect of those services on the independence of the Trust’s independent registered public accounting firm. The Audit Oversight Committee convened two times during the fiscal year ended October 31, 2010.
     Nominating Committee. The Board has established a Nominating Committee composed solely of Independent Trustees, consisting of Messrs. Belica, Gallagher, Jacobson, Kertess, Ogden and Rappaport. The Nominating Committee is responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created or when Trustees are to be re-elected. The Nominating Committee convened two times during the fiscal year ended October 31, 2010.

          Qualifications, Evaluation and Identification of Director Nominees. The Nominating Committee of the Trust requires that Trustee candidates have a college degree or equivalent business experience. When evaluating candidates, the Nominating Committee may take into account a wide variety of factors including, but not limited to: (i) availability and commitment of a candidate to attend meetings and perform his or her responsibilities on the Board, (ii) relevant industry and related experience, (iii) educational background, (iv) financial expertise, (v) an assessment of the candidate’s ability, judgment and expertise and (vi) overall Board composition. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: (i) the Trust’s current Trustees, (ii) the Trust’s officers, (iii) the Portfolios’ shareholders and (iv) any other source the Committee deems to be appropriate. The Nominating Committee may, but is not required to, retain a third-party search firm at the Trust’s expense to identify potential candidates.
          Consideration of Candidates Recommended by Stockholders. The Nominating Committee will review and consider nominees recommended by shareholders to serve as Trustee, provided that the recommending shareholder follows the Procedures for Shareholders to Submit Nominee Candidates, which are set forth as Appendix A to the Trust’s Nominating Committee Charter and attached as an Appendix to this Statement of Additional Information. Among other requirements, these procedures provide that the recommending shareholder must submit any recommendation in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary. Please refer to Appendix A to the Nominating Committee Charter, which is attached as an Appendix to this Statement of Additional Information.
     The Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board of Trustees.
     Valuation Committee. The Board has established a Valuation Committee, which consists of Messrs. Belica, Gallagher, Jacobson, Kertess, Ogden and Rappaport. The Board has delegated to the Committee, pursuant to procedures adopted by the Board, the responsibility to determine or cause to be determined the fair value of the Trust’s portfolio securities and other assets when market quotations are not readily available. The Valuation Committee reviews and approves procedures for the fair valuation of Trust’s portfolio securities and periodically reviews information from the Adviser and the Sub-Adviser regarding fair value and liquidity determination made pursuant to Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular valuation matters. The Valuation Committee convened four times during the fiscal year ended October 31, 2010.
     Compensation Committee. The Board has established a Compensation Committee, which consists of Messrs. Belica, Gallagher, Jacobson, Kertess, Ogden and Rappaport. The Compensation Committee meets as the Board deems necessary to review and make recommendations regarding compensation payable to the Trustees who are not directors, officers, partners or employees of the Adviser, the Sub-Adviser or any entity controlling, controlled by or under common control with the Adviser or the Sub-Adviser. The Compensation Committee did not convene separately during the fiscal year ended October 31, 2010.
Securities Ownership
     For each Trustee, the following table discloses the dollar range of equity securities in the Trust beneficially owned by the Trustee and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Trust’s family of investment companies as of February 1, 2011.

		Aggregate Dollar Range of
		Equity
		Securities in All Registered
		Investment Companies Overseen
	Dollar Range of Equity	by Trustee in Family of
Name of Trustee	Securities in the Trust	Investment Companies
Independent Trustees
Paul Belica	$0	$0
Bradford K. Gallagher	$0	Over $100,000
James A. Jacobson	$0	Over $100,000
Hans W. Kertess	$0	Over $100,000
William B. Ogden, IV	$0	$10,001-$50,000
Alan Rappaport	$0	Over $100,000
Interested Trustee
John C. Maney	$0	Over $100,000

     To the Trust’s knowledge, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of February 1, 2011 by Independent Trustees and their immediate family members:

Name of Owners
and
	Relationships to				Percent
	Trustee or			Value of	of
Name of Trustee	Nominee	Company	Title of Class	Securities	Class
Paul Belica	None	None	N/A	N/A	N/A
Bradford K. Gallagher	None	None	N/A	N/A	N/A
James A. Jacobson	None	None	N/A	N/A	N/A
Hans W. Kertess	None	None	N/A	N/A	N/A
William B. Ogden, IV	None	None	N/A	N/A	N/A
Alan Rappaport	None	None	N/A	N/A	N/A

Trustees’ Compensation
     Each of the Independent Trustees also serves as a trustee of PIMCO Municipal Income Fund, PIMCO California Municipal Income Fund, PIMCO New York Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund III, AGIC Convertible & Income Fund, AGIC Convertible & Income Fund II, PIMCO Corporate Opportunity Fund, PIMCO High Income Fund, PIMCO Corporate Income Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, NFJ Dividend, Interest & Premium Strategy Fund, AGIC International and Premium Strategy Fund, AGIC Equity & Convertible Income Fund, AGIC Global Equity & Convertible Income Fund, PIMCO Global StocksPLUS & Income Fund, PIMCO Income Opportunity Fund, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc., each a closed-end fund for which the Adviser serves as investment adviser and affiliates of the Adviser serve as sub-adviser, as well as two other open-end investment companies (one open-end investment company liquidated as of April 30, 2010) for which the Adviser serves as investment adviser and administrator and affiliates of the Adviser serve as investment sub-advisers (together, the “Allianz Managed Funds”). As indicated above, certain of the officers of the Portfolios are affiliated with the Adviser.
     The Portfolios and the Allianz Managed Funds are expected to hold joint meetings of their Boards of Trustees whenever possible. Each Trustee, other than any Trustee who is a director, officer, partner or employee of the Adviser, PIMCO or any entity controlling, controlled by or under common control with the Adviser or PIMCO receives annual compensation of $250,000, which is payable quarterly. The Independent Chairman of the Boards receives an additional $75,000 per year, payable quarterly. The Audit Oversight Committee Chairman annually receives an additional $50,000 annually, payable quarterly. Trustees are also reimbursed for meeting-related expenses.
     Each Trustee’s compensation and other costs of joint meetings are allocated among the Portfolios and the Allianz Managed Funds for which such Trustee serves as Trustee based on the complexity of issues relating to each such Fund or Portfolio and relative time spent by the Trustees in addressing them, and secondarily, on relative net assets.
     Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below).
     The following table sets forth information regarding compensation for the most recent fiscal year ended October 31, 2010 received by those Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust. Trustees who are interested persons of the Trust and officers of the Trust receive no compensation from the Trust.

		Pension Or		Total Compensation
		Retirement		From Trust and Fund
		Benefits		Complex Paid To
	Aggregate	Accrued	Estimated	Trustees as of Year-
Name Of	Compensation	As Part of	Annual Benefits	Ended
Person, Position*	From Trust*	Trust Expenses	Upon Retirement	December 31, 2010**
Paul Belica	$20,455	N/A	N/A	$286,141
Robert E. Connor[1]	$6,250	N/A	N/A	$62,500
Bradford K. Gallagher[2]	$808	N/A	N/A	$70,720
James A. Jacobson[2]	$904	N/A	N/A	$247,542
Hans W. Kertess	$22,263	N/A	N/A	$325,000
William B. Ogden, IV	$17,125	N/A	N/A	$250,000
Alan Rappaport[2]	$808	N/A	N/A	$126,972
R. Peter Sullivan III[3]	$14,208	N/A	N/A	$145,833

*	Mr. Maney is an interested person of the Trust and does not receive compensation from the Trust for his services as Trustee.

**	In addition to serving as trustees of the Trust during the most recently completed fiscal year, each Trustee served as Trustee or director of several closed-end and two open-end investment companies advised by the Adviser (one open-end investment company liquidated as of April 30, 2010). The Trustees serve as Trustee or director of 24 such investment companies. These investment companies are considered to be in the same Fund Complex as the Trust.

(1)	Robert E. Connor served as a Trustee of the Trust until his death on April 8, 2010.

(2)	Bradford K. Gallagher, James A. Jacobson and Alan Rappaport and were elected by shareholders as Trustees of the Trust effective September 21, 2010.

(3)	R. Peter Sullivan III retired as a Trustee of the Trust effective July 31, 2010.

Codes of Ethics
     The Trust, the Adviser, the Sub-Adviser and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.

Proxy Voting Policies
     The Board of Trustees has delegated to the Adviser, and the Adviser has in turn delegated to the Sub-Adviser, responsibility for voting any proxies relating to portfolio securities held by a Portfolio in accordance with the Sub-Adviser’s proxy voting policies and procedures. A copy of the proxy voting policies and procedures to be followed by the Trust, and summary descriptions of the proxy voting policies and procedures to be followed by each of the Adviser and the Sub-Adviser, on behalf of the Portfolios, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix A (“Proxy Voting Policies”). Copies of these proxy voting policies and procedures are also available, without charge, by calling 1-800-426-9727 or on the Trust’s website at www.allianzinvestors.com. Information about how the Trust voted proxies relating to portfolio securities held during the twelve months ended June 30, 2010 is available (i) without charge, upon request, by calling the Trust at (800) 462-9727; (ii) on the Trust’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
Investment Adviser
     AGIFM serves as investment adviser to the Portfolios pursuant to an investment advisory agreement (the “Advisory Agreement”) between AGIFM and the Trust. The Adviser is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). AGI was organized as a limited partnership under Delaware law in 1987. AGI’s sole general partner is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc. (“Allianz of America”), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Global Investors of America Holdings, Inc., a Delaware corporation which owns a 0.1% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz SE. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is an indirect subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in AGI. Allianz SE is a European-based, multinational insurance and financial services holding company. The address for AGI, Allianz Global Investors of America LLC and Allianz Global Investors of America Holding Inc. is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660. The address for Allianz Global Investors Aktiengesellschaft is Nymphenburger Strasse 112-116, 80636 Munich, Germany. Allianz SE’s address is Koeniginstrasse 28, D-80802, Munich, Germany.
The general partner of AGI has substantially delegated its management and control of AGI to an Executive Committee.
The Adviser is located at 1345 Avenue of the Americas, New York, NY 10105. AGIFM had approximately $44.7 billion in assets under management as of December 31, 2010. AGI together with its investment management subsidiaries had approximately $1.3 trillion in assets under management as of December 31, 2010.
As of the date of this Statement of Additional Information, there are currently no significant institutional shareholders of Allianz SE. Allianz SE owns approximately 10% of Commerzbank AG. Certain broker-dealers that might be controlled by or affiliated with Commerzbank AG may be considered to be affiliated persons of the Adviser and its affiliates. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as “Affiliated Brokers.”) Absent an SEC exemption or other regulatory relief, the Portfolios generally are precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Portfolios’ ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Portfolios, the Portfolios’ ability to take advantage of market opportunities, or the Portfolios’ overall performance.
Advisory Agreement
     AGIFM, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Portfolios and for managing, either directly or through others selected by the Adviser, the investments of the Portfolios. AGIFM also furnishes to the Board of Trustees periodic reports on the investment performance of each Portfolio. As more fully discussed below, AGIFM has engaged an affiliate to serve as Sub-Adviser.

     Under the terms of the Advisory Agreement, AGIFM is obligated to manage the Portfolios in accordance with applicable laws and regulations. The investment advisory services of AGIFM to the Portfolios are not exclusive under the terms of the Advisory Agreement. AGIFM is free to, and does, render investment advisory services to others.
Sub-Adviser
     AGIFM employs PIMCO as the Sub-Adviser to provide investment advisory services to each Portfolio pursuant to portfolio management agreements (each a “Portfolio Management Agreement”) between the Adviser and the Portfolio’s Sub-Adviser.
     PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660. PIMCO is an investment management firm founded in 1971. PIMCO is a Delaware limited liability company and is a majority owned subsidiary of AGI with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2010, PIMCO had approximately $1.2 trillion in assets under management.
Certain Terms of the Advisory Agreement and the Portfolio Management Agreement
     The Advisory Agreement and the Portfolio Management Agreement were each approved by the Trustees of the Trust (including all of the Trustees who are not “interested persons” of the Adviser or PIMCO). Each Portfolio’s Advisory Agreement and Portfolio Management Agreement will each continue in force with respect to such Portfolio for two years from their respective dates, and from year to year thereafter, but only so long as their continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser, the Sub-Adviser or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding voting shares of all classes of such Portfolio. Each of the Advisory Agreement and Portfolio Management Agreement automatically terminates on assignment. Each Portfolio’s Advisory Agreement may be terminated on not less than 60 days’ notice by the Adviser to the Portfolio or by the Portfolio to the Adviser. Each Portfolio’s Portfolio Management Agreement may be terminated on not less than 60 days’ notice by the Adviser to the Sub-Adviser or by the Sub-Adviser to the Sub-Adviser, or by the Portfolio at any time by notice to the Adviser or Sub-Adviser.
     Each Portfolio’s Advisory Agreement and Portfolio Management Agreement provide that the Adviser and Sub-Adviser, as applicable, shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
     Neither the Advisory Agreement nor the Portfolio Management Agreement requires the Portfolios to pay any advisory/sub-advisory or other fee to the Adviser or Sub-Adviser. Although the Portfolios do not compensate the Adviser or Sub-Adviser directly for their services under the Advisory Agreement or Portfolio Management Agreement, respectively, the Adviser, the Sub-Adviser and/or their affiliates receive fees or other benefits from or through their relationships with the sponsors of wrap fee programs for which the Portfolios are an investment option.
Portfolio Manager Compensation
PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a discretionary performance bonus, and may include an equity or long term incentive component. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.
Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:
•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the portfolios) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.
A portfolio manager’s compensation is not based directly on the performance of any fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.
Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.
Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five. Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO. M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits. There is no assured liquidity and they may remain outstanding perpetually.
Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.
Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE).
Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.
Securities Ownership
Each of the primary portfolio managers was not a beneficial owner of shares of a portfolio that he managed as of October 31, 2010.

Other Accounts Managed by Portfolio Manager
     The following table summarizes information regarding other accounts managed by the portfolio managers of the Portfolios. The information is as of October 31, 2010 and includes amounts managed by a team, committee, or other group that includes the portfolio manager.

	Cummings		Worah		Mewbourne
	Series H		Series R		Series M		Series C
		AUM		AUM		AUM		AUM
Account Type	#	($MM)	#	($MM)	#	($MM)	#	($MM)
Registered investment companies	20	5,821	20	62,972	5	13,052	5	13,162
Other pooled investment vehicles	1	448	16	9,961	11	4,979	11	4,979
Other accounts	73	5,552 (1)	60	23,306 (2)	81	24,978 (3)	81	24,978 (3)

(1)	Of these other accounts, 1 account totaling $696 million in assets pay a performance fee that is based in part on the performance of the accounts.

(2)	Of these other accounts, 10 accounts totaling $4,060 million in assets pay a performance fee that is based in part on the performance of the accounts.

(3)	Of these other accounts, 11 accounts totaling $4,030 million in assets pay a performance fee that is based in part on the performance of the accounts.

Potential Conflicts of Interest
From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as a Portfolio, track the same index a Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolios. The other accounts might also have different investment objectives or strategies than the Portfolios.
Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Portfolio. Because of their positions with the Portfolios, the portfolio managers know the size, timing and possible market impact of a Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Portfolio.
Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolios and certain pooled investment vehicles, including investment opportunity allocation issues.
Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolios and such other accounts on a fair and equitable basis over time.

Portfolio Administrator
     AGIFM serves as administrator (and is referred to in this capacity as the “Administrator”) to the Portfolios pursuant to an administration agreement (the “Administration Agreement”) with the Trust. The Administrator provides or procures administrative services to the Portfolios, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust’s shareholders and regulatory filings. The Administrator may retain affiliates to provide services as sub-administrators. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Portfolios, and is responsible for the costs of registration of the Trust’s shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.
     The Administrator has also agreed irrevocably to waive all fees and pay or reimburse all operating expenses of the Portfolios except extraordinary expenses and expenses incurred as a result of Portfolio investments, including any interest expense.
     The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) by a majority of the Trustees who are not interested persons of the Trust or the Administrator, on 60 days’ written notice to AGIFM.
DISTRIBUTION OF TRUST SHARES
Distributor
     Allianz Global Investors Distributors LLC (the “Distributor”) serves as the principal underwriter of each Portfolio of the Trust’s shares pursuant to a distribution contract with the Trust. The offering of the Trust’s shares is continuous. The Distributor is not obligated to sell any specific amount of the Trust’s shares. The distribution contract is terminable with respect to a Portfolio without penalty, at any time, by the Portfolio by not more than 60 days’ nor less than 30 days’ written notice to the Distributor, or by the Distributor upon not more than 60 days’ nor less than 30 days’ written notice to the Trust. The Trust, on behalf of the Portfolios, pays the Distributor no fees. The Distributor’s principal address is 1345 Avenue of the Americas, New York, NY 10105.
     The distribution contract will continue in effect with respect to each Portfolio for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Portfolio, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect interest financial interest in the distribution contract by vote cast in person at a meeting called for the purpose. If the distribution contract is terminated (or not renewed) with respect to one or more Portfolios, it may continue in effect with respect to any Portfolio as to which it has not been terminated (or has been renewed).

PORTFOLIO TRANSACTIONS AND BROKERAGE
Investment Decisions and Portfolio Transactions
     Investment decisions for the Portfolios and for the other investment advisory clients of the Adviser and the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including each Portfolio). Some securities considered for investment by the Portfolios may also be appropriate for other clients served by the Adviser or the Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Portfolio in determining whether the allocation of an investment is suitable. As a result, larger portfolios may become more concentrated in more liquid securities than smaller portfolios or private accounts of the Adviser or the Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or the Sub-Adviser may aggregate orders for the Portfolios with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s or the Sub-Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.
Brokerage and Research Services
     There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.
     Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for each Portfolio through a substantial number of brokers and dealers. In so doing, the Sub-Adviser uses its best efforts to obtain for each Portfolio the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind each Portfolio’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.
     For the fiscal years ended October 31, 2010, October 31, 2009 and October 31, 2008, the Portfolios paid the following amounts of brokerage commissions.

Fund	Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
FISH: Series C	$202,006.27	$553,304.83	$986,050.00
FISH: Series H	$0	$0	$81.00
FISH: Series M	$189,083.56	$230,825.40	$1,138,494.25
FISH: Series R	$11,600	$18,977.69	$42,382.75

     Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio investments for a Portfolio’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Portfolios, the Sub-Adviser will seek the best price and execution of the Portfolios’ orders. In doing so, a Portfolio may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.
     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser receives research services from many broker-dealers with which the Sub-Adviser places a Portfolio’s portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities and services related to the execution of securities transactions. Some of these services are of value to the Adviser and the Sub-Adviser in advising various of their clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios. Conversely, research and brokerage services provided to the Sub-Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Sub-Adviser may be useful to the Sub-Adviser in managing the Portfolio, although not all of these services may be necessarily useful and of value to the Sub-Adviser in managing such other clients.
     In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act, as amended, the Sub-Adviser may cause a Portfolio to pay broker-dealers which provide them with “brokerage and research services” (as defined in the Exchange Act) an amount of commission for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which the Sub-Adviser exercises investment discretion.
     The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.
     Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is “executed” on the floor of the exchange by another broker which is not an “associated person” of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser or Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.
     SEC rules further require that commissions paid to such an affiliated broker-dealer, the Adviser, or Sub-Adviser by a Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”
     References to the Sub-Adviser in this section would apply equally to the Adviser if the Adviser were to assume portfolio management responsibilities for a Portfolio and place orders for the purchase and sale of a Portfolio’s investments.
Portfolio Turnover
     The selling of the securities held by a Portfolio and reinvestment of the proceeds is known as “portfolio turnover.” The Sub-Adviser manages the Portfolios without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Portfolios. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Portfolio, the higher these transaction costs borne by the Portfolio generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are taxed when distributed to shareholders who are individuals at ordinary income tax rates). See “Taxation.”

     The portfolio turnover rate of a Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Portfolio for each fiscal year since the Portfolio commenced operations are provided in the Prospectus under “Financial Highlights.”

Disclosure of Portfolio Holdings
     The Board of Trustees has adopted, on behalf of the Portfolios, policies and procedures relating to disclosure of a Portfolio’s portfolio securities. These policies and procedures are designed to protect the confidentiality of each Portfolio’s portfolio holdings information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board of Trustees.
     Each Portfolio may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. In addition, the Adviser will post portfolio holdings information on its website at www.allianzinvestors.com. This website will contain each Portfolio’s complete schedule of portfolio holdings as of the last day of the most recent calendar quarter-end. The Adviser will post this information on the website approximately fifteen days after a quarter’s end, and such information will remain accessible on the website until such Portfolio files a Form N-Q or Form N-CSR on the SEC’s EDGAR website for the period that includes the date of the information. For each portfolio security (not including cash positions), the posted information will include such information about each holding as may be determined by the Adviser from time to time. If the Portfolio’s portfolio holdings information is disclosed to the public (either through a filing on the SEC’s EDGAR website or otherwise) before the disclosure of that information on the Adviser’s website, the Portfolio may then post such information on the Adviser’s website.
     Disclosure of a Portfolio’s portfolio holdings information that is not publicly available (“Confidential Portfolio Information”) may be made to the Adviser or Sub-Adviser (together, the “Investment Advisers”), to the Portfolio’s principal underwriter, to AGI and its subsidiaries that provide services to the Funds or to the Wrap Program Adviser. In addition, to the extent permitted under applicable law, the Investment Advisers may distribute (or authorize the relevant Portfolio’s custodian or principal underwriter to distribute) Confidential Portfolio Information to the relevant Portfolio’s service providers (such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services) that require access to such information in order to fulfill their contractual duties with respect to the Portfolio and to facilitate the review of a Portfolio by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the Investment Advisers believe is reasonably necessary in connection with the services to be provided. Except to the extent permitted under the Trust’s portfolio holdings disclosure policies and procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration.
     Before any disclosure of Confidential Portfolio Information to unaffiliated third parties is permitted, the Investment Adviser’s Chief Compliance Officer (or persons designated by the Investment Adviser’s Chief Compliance Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the relevant Portfolio. Furthermore, the unaffiliated recipient of Confidential Portfolio Information must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information.
     Exceptions to these procedures may only be made if the Trust’s Chief Executive Officer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in or not opposed to the best interests of the Portfolios and if the recipients are subject to a confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information. All exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting. The Investment Advisers shall have primary responsibility for ensuring that a Portfolio’s portfolio holdings information is only disclosed in accordance with these policies. As part of this responsibility, the Investment Advisers must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information. The Trust’s Chief Compliance Officer shall confirm at least annually that the Investment Advisers’ procedures and/or processes are reasonably designed to comply with these policies regarding the disclosure of portfolio holdings.

     The Portfolios have ongoing arrangements to make Confidential Portfolio Information available to the following service providers or entities:

Name of Vendor	Type of Service	Frequency	Lag Time
IDS GmbH	Analysis & Reporting Services	daily	n/a
Latent Zero Consulting	Compliance System	daily	n/a
PricewaterhouseCoopers LLP	Independent registered public accounting firm	varied	n/a
Simpson Thacher & Bartlett LLP	Legal counsel	varied	n/a
State Street Investment Manager Solutions	Back-office outsourcing service provider	daily	n/a
Ropes & Gray LLP	Legal counsel	varied	n/a
State Street Bank and Trust Co.	Custodial and accounting services	daily	n/a

NET ASSET VALUE
     As described in the Prospectus under the heading “How Portfolio Shares are Priced,” the net asset value per share (“NAV”) of a Portfolio’s shares is determined by dividing the total value of a Portfolio’s investments and other assets, less any liabilities, by the total number of shares outstanding of that Portfolio. The Prospectus further notes that Portfolio shares are valued on each day that the New York Stock Exchange is open (a “Business Day”), and describes the time (the “Valuation Time”) as of which Portfolio shares are valued each Business Day. The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In accordance with regulations governing registered investment companies, a Portfolio’s transactions in securities and purchases and sales of Portfolio shares (which bear upon the number of Portfolio shares outstanding) are generally not reflected in NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.
     The Board of Trustees of the Trust has delegated primary responsibility for determining or causing to be determined the value of the Portfolios’ securities and other assets (including any fair value pricing) and the NAV of the Portfolios’ shares to AGIFM, in its capacity as Administrator, pursuant to valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Administrator has, in turn, delegated various of these responsibilities to State Street Bank & Trust Co., as the Portfolios’ custodian, the Sub-Advisers, and other agents. The Trustees have established a Valuation Committee of the Board to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.
     As described in the Prospectus, for purposes of calculating NAV, the Portfolios’ investments for which market quotations are readily available are valued at market value. The following summarizes the methods used by the Portfolios to determine market values for the noted types of securities or instruments (although other appropriate market-based methods may be used at any time or from time to time):
•	The market value for securities and other assets for which market quotes are readily available is generally determined on the basis of last reported sales prices. If no sales or closing prices are reported during the day, securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. For Nasdaq-traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price.

•	Debt securities (other than obligations having a maturity of 60 days or less) are generally valued using quotes obtained from pricing services or brokers or dealers. Pricing services used in connection with valuing debt securities and other investments may use information provided by market makers or estimates of market values obtained from yield data relating to securities with similar characteristics.

•	Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

•	Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

•	Swap agreements are generally valued using a broker-dealer bid quotation or on market-based prices provided by other pricing sources.
     Portfolio securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

     As described in the Prospectus, if market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Portfolios’ investments will be valued at fair value as determined in good faith pursuant to the Valuation Procedures. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Portfolio’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio. The Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.
TAXATION
     The following discussion of U.S. federal income tax consequences of investment in the Portfolios is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Portfolios. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.
Taxation of the Portfolios
     Each Portfolio has elected to be treated and intends to qualify to be treated each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Portfolio generally must, among other things:
(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year, (i) at least 50% of the value of the Portfolio’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Portfolio controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.

     In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirements under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Portfolio investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect a Portfolio’s ability to meet the diversification test in (b) above. If a Portfolio qualifies as a regulated investment company that is accorded special tax treatment, the Portfolio will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Portfolio were to fail to meet the income or diversification test described above, the Portfolio could, in some cases, cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the Portfolio were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and could be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Portfolio’s shares (as described below).. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.
     As stated above under the heading, “Management of the Trust-Certain Terms of the Advisory Agreement and the Portfolio Management Agreement,” AGIFM and PIMCO do not receive a fee from the Portfolios for providing investment advisory services, but both may benefit from a Portfolio being an investment option in a separately managed account program sponsored by AGIFM. The Portfolios have taken the position that this fee arrangement will not prevent the dividends paid by a Portfolio from qualifying for the dividends-paid deduction under sections 561 and 562 of the Code. Investors should be aware that there is no authority on this point, and that the Internal Revenue Service (“IRS”) may adopt a contrary position. The IRS has expressed positions contrary to this opinion and therefore may well disagree with the Portfolios’ position. If this fee arrangement were to cause the dividends paid by a Portfolio not to qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of section 562(c) of the Code, the Portfolios would fail to qualify as regulated investment companies with the consequences described above. The preferential dividend rule has been repealed with respect, and therefore will no longer apply to “publicly offered” regulated investment companies, including the Portfolios, the shares of which are continuously offered pursuant to a public offering within the meaning of the Securities Act of 1933. The repeal is effective for distributions made by the Portfolios in taxable years beginning after December 22, 2010.
     As a regulated investment company, each Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code and without regard to the deduction for dividends paid) and net capital gains properly reported by the Portfolio (generally on Form 1099) as capital gain dividends (“Capital Gain Dividends”), if any, that it distributes to shareholders on a timely basis. Net capital gain is the excess of net long-term capital gains over net short-term capital losses, in each case determined with reference to capital loss carryforwards. Each Portfolio intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any net capital gains. Investment company taxable income that is retained by the Portfolios will be subject to tax at regular corporate rates. A Portfolio may also retain for investment its net capital gain. If a Portfolio retains any net capital gains, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Portfolio’s taxable year to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Portfolio on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. tax returns to the extent the credit exceeds such liabilities. If a Portfolio makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Portfolio will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. No Portfolio is required to, and there can be no assurance that a Portfolio will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
     For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury regulations permit a regulated investment company, in determining its taxable income for such years, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year. For taxable years beginning after December 22, 2010, in determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a regulated investment company may also elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

     If a Portfolio fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year, plus any retained amount from the prior year, the Portfolio will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise properly be taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the required excise tax distribution, a Portfolio will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Portfolio on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Portfolios intend generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that they will be able to do so.
Portfolio Distributions
     Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Portfolio, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.
     For U.S. federal income tax purposes, distributions of investment income other than exempt-interest dividends (described below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Portfolio owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that a Portfolio owned for more than one year and that are properly designated by the Portfolio as capital gain dividends (that is, Capital Gain Dividends, as defined above) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2013. It is currently unclear whether Congress will extend, change or eliminate this reduced rate to or for tax years beginning on or after January 1, 2013. The Portfolios do not expect a significant portion of distributions to be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Portfolio owned for one year or less will be taxable as ordinary income.
     For taxable years beginning before January 1, 2013, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Portfolio shareholder to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Portfolio’s shares. The Portfolios do not expect a significant portion of Portfolio distributions to be derived from qualified dividend income. The Portfolios will advise shareholders annually of the amount and nature of the dividends paid to them.
     The ultimate tax characterization of a Portfolio’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. As a result, there is a possibility that a Portfolio may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains of the Portfolio with respect to that year, in which case the excess generally will be treated as a return of capital, which will be tax-free to a holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares.
     Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Portfolio are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Portfolio’s current and accumulated earnings and profits (generally, the net investment income and net capital gains of the Portfolio with respect to that year), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Portfolio reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Portfolio’s net asset value also reflects unrealized losses.

Sales, Exchanges or Redemptions of Shares
     The sale, exchange or redemption of Portfolio shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares, although any such loss will be disallowed to the extent of any exempt-interest dividends received on the shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of the Portfolio are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
Issuer Deductibility of Interest
     A portion of the interest paid or accrued on certain high-yield discount obligations owned by the Portfolios may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. This may affect the cash flow of the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by the Portfolios may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.
     Interest paid on debt obligations owned by the Portfolio, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.
Original Issue Discount, Pay-In-Kind Securities, and Commodity-Linked Notes
     Some of the debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. Increases in the principal amount of an inflation indexed bond will be treated as OID.
     Some of the debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Portfolio may elect to accrue market discount currently, in which case the Portfolio will be required to include the accrued market discount in the Portfolio’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Portfolios reserve the right to revoke such an election at any time pursuant to applicable IRS procedures. The rate at which the market discount accrues, and thus is included in a Portfolio’s income, will depend upon which of the permitted accrual methods the Portfolio elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”
     A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Portfolio may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.
     Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Portfolio may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price), or OID. Generally, a Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt obligation, even though payment of that amount is not received until a later time, usually when the debt obligation matures. A Portfolio may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     In addition, pay-in-kind securities will, and commodity-linked notes may, give rise to income which is required to be distributed and is taxable even though the Portfolio holding the security receives no interest payment in cash on the security during the year.
     Each Portfolio that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Portfolio actually received. Such distributions may be made from the cash assets of a Portfolio or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Portfolio may realize gains or losses from such liquidations. In the event a Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.
Higher Risk Securities
     The Portfolios may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Portfolios. Tax rules are not entirely clear about issues such as when the Portfolios may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a particular debt obligation has market discount. These and other related issues will be addressed by the Portfolios when they invest in such securities, in order to seek to ensure that they distribute sufficient income to preserve their status as regulated investment companies and do not become subject to U.S. federal income or excise tax.
Catastrophe Bonds
     The proper tax treatment of income or loss realized by the retirement or sale of certain catastrophe bonds is unclear. The Portfolios will report such income or loss as capital or ordinary income or loss in a manner consistent with any IRS position on the subject following the publication of such a position.
Passive Foreign Investment Companies
     Equity investments by a Portfolio in certain “passive foreign investment companies” (“PFICs”) could subject the Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Portfolio shareholders. However, a Portfolio may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Portfolio will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company. A Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Portfolio to avoid taxation. Making either of these elections therefore may require a Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”
Foreign Currency Transactions
     A Portfolio’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. A Portfolio’s use of foreign currency transactions may accelerate or increase the amount of ordinary income recognized by shareholders.
Options, Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions
     In general, option premiums received by a Portfolio are not immediately included in the income of the Portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Portfolio transfers or otherwise terminates the option. If an option written by a Portfolio is exercised and the Portfolio sells or delivers the underlying stock, the

Portfolio generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Portfolio minus (b) the Portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising with respect to any termination of a Portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss depending on whether the premium income received by the Portfolio is greater or less than the amount paid by the Portfolio (if any) in terminating the transaction. Thus, if an option written by a Portfolio expires unexercised, the Portfolio generally will recognize short-term gain equal to the premium received.
     Certain covered call writing activities of a Portfolio may trigger the federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be terminated on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended while such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.
     The tax treatment of certain futures contracts entered into by a Portfolio as well as listed non-equity options written or purchased by a Portfolio on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
     The Portfolios’ transactions in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to special tax rules (including mark-to- market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to a Portfolio, defer losses to a Portfolio, cause adjustments in the holding periods of the Portfolio’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital loses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Portfolio has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualified as a registered investment company and avoid a Portfolio-level tax. The Portfolios will monitor their transactions, will determine whether to make certain applicable tax elections and will make appropriate entries in their books and records.
     Certain of a Portfolio’s hedging activities (including transactions, if any, in foreign currencies or foreign-currency denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will generally be treated as (i) a dividend to the extent of the Portfolio’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.
Short Sales
     The Portfolios may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Portfolio, which is taxed as ordinary income when distributed to shareholders.
A Special Note Regarding the Fixed Income SHares: Series R Portfolio
     The FISH: Series R Portfolio may invest in real estate investment trusts (“REITs”). Investment in REIT equity securities may require the Portfolio to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Portfolio’s investments in REIT equity securities may at other times result in the Portfolio’s receipt of cash in excess of the REIT’s earnings; if the Portfolio distributes these amounts, such distributions could constitute a return of capital to Portfolio shareholders for U.S. federal income tax purposes. Dividends received by the Portfolio from a REIT generally will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.
     Some of the REITS in which the Series R Portfolio invests may be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs” with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”) or may themselves constitute TMPs. Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Portfolio’s income (including income allocated to the Portfolio from a REIT or other pass-through entity) that is attributable to the REIT’s residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.
     In general, “excess inclusion income” allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. The Portfolio does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.
A Special Note Regarding the Fixed Income SHares: Series H Portfolio
     The information in this section is particularly relevant to the FISH: Series H, which invests primarily in municipal bonds. That Portfolio can pay tax-exempt interest dividends only for taxable years in which, at the end of the quarter, at least 50% of the value of its total assets consists of securities generating interest that is exempt from federal tax under section 103(a) of the Code. The Portfolio intends to satisfy this requirement. Portfolio distributions designated as “exempt-interest dividends” are generally not subject to U.S. federal income tax, but they may be subject to state and local taxes. In addition, an investment in the Portfolio may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, if the Portfolio invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Portfolio’s distributions derived from interest on such bonds. Further, exempt-interest dividends paid by the Portfolio to a corporate shareholder are, with very limited exceptions, included in a corporate shareholder’s “adjusted current earnings” as part of its U.S. federal alternative minimum tax calculation. Individual and corporate shareholders subject to the alternative minimum tax should consult their tax advisors regarding the potential alternative minimum tax implications of holding shares of the Portfolio.
     A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in the Portfolio may have on the U.S. federal taxation of such benefits. Tax-exempt dividends are included in income for purposes of determining the amount of benefits that are taxable.
     Distributions of the Portfolio’s income other than exempt-interest dividends generally will be taxable as ordinary income, except that any distributions of net capital gains will be taxable as capital gains. The Portfolio may invest a portion of its assets in securities that generate income subject to federal and state taxes.
     The Portfolio will inform investors within 60 days of the Portfolio’s fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Portfolio’s income that was tax-exempt during the period covered by the distribution.
Effect of Securities Lending
     To the extent that the FISH: Series H makes distributions of income received by the Portfolio in lieu of tax-exempt interest — otherwise known as “substitute payments” — with respect to (i) securities on loan pursuant to a securities lending transaction or (ii) tax-exempt interest received by the Portfolio on tax-exempt securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Portfolio, such distributions will not constitute exempt-interest dividends to shareholders and will not be exempt from taxation. The Portfolios expect to use such substitute payments to satisfy their expenses, and therefore expect that the receipt of substitute payments will not adversely affect the percentage of distributions qualifying as tax-exempt income.
Foreign Taxation
     Income received by the Portfolios from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Portfolios. The Adviser and the Sub-Adviser intend to manage the Portfolios with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so.
Tax-Exempt Shareholders
     Under current law, the Portfolios serve to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Portfolio if shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
     A tax-exempt shareholder may also recognize UBTI if a Portfolio recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Portfolio exceeds the Portfolio’s investment company taxable income (after taking into account deductions for dividends paid by the Portfolio). Furthermore, any investment in residual interests of a collateralized mortgage obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if the Portfolio has state or local governments or other tax-exempt organizations as shareholders.
     In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Portfolio that recognizes “excess inclusion income.” Rather if at any time during a taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Portfolio that recognizes “excess inclusion income,” then the Portfolio will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Portfolio may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to that shareholder’s interest in the Portfolio. The Portfolios have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Portfolios. The Portfolios do not intend to invest directly or indirectly in residual interests in REMICs.
Non-U.S. Shareholders
     Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of U.S. federal income tax. However, exempt-interest dividends may be subject to backup withholding (as discussed above). In general, dividends other than Capital Gain Dividends paid by a Portfolio to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.
     However, effective for taxable years of the Portfolios beginning before January 1, 2012, a Portfolio will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the Portfolio (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Portfolio (“short-term capital gain dividends.”) Depending on the circumstances, the Portfolios may make designations of interest-related or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. It is currently unclear whether Congress will extend the exemptions for tax years beginning on or after January 1, 2012.
     In the case of shares held through an intermediary, the intermediary may withhold even if the Portfolio makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.
     Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Portfolio or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the dividend and certain other conditions are met.
     If a shareholder is eligible for the benefits of a tax treaty, an effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
     In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign investor must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign investors in the Portfolios should consult their tax advisors in this regard.
     A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.
Backup Withholding
     A Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Portfolio with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to a Portfolio that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.
     Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
Tax Shelter Reporting Regulations
     Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets
     Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Portfolio’s “specified foreign financial assets,” if any, falls within this requirement. Shareholders should consult a tax advisor regarding the applicability to them of this reporting requirement.
Other Reporting and Withholding Requirements
     The Hiring Incentives to Restore Employment Act, enacted in March 2010, requires the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest
     The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Portfolio after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to foreign shareholders described above (e.g. Capital Gain Dividends) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Portfolios with such certifications or other documentation as the Portfolios require to comply with the new rules. Persons investing in the Portfolios through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Portfolio.
     Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.
Shares Purchased through Tax-Qualified Plans
     Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Portfolios as an investment through such plans, and the precise effect of an investment on their particular tax situation.
OTHER INFORMATION
Capitalization
     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust (the “Declaration of Trust”) dated November 3, 1999. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio.
     Shares begin earning dividends on Portfolio shares the day after the Trust receives the purchase payment from the shareholder. Net investment income from interest and dividends, if any, will be declared daily and distributed monthly to shareholders of record by the Portfolio. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. A Portfolio’s dividend and capital gain distributions will be paid only in cash. Dividends will not be reinvested in additional Portfolio shares.
     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Portfolio’s property for all loss and expense of any shareholder investing in that Portfolio held liable on account of being or having been such a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Portfolio of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.
Voting Rights
     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.
     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Each series has identical voting rights except that each series has exclusive voting rights on any matter submitted to shareholders that relates solely to that series, and has separate voting rights on any matter submitted to shareholders in which the interests of one series differ from the interests of any other series. Each series has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that series. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect series, then only shareholders of the series affected shall be entitled to vote on the matter. The shares of the series will vote together except when the vote of a single series is required as specified above or otherwise by the 1940 Act.
     The Trust’s shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.
Redemptions in Kind
     It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, each Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by that Portfolio in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution. Each Portfolio agrees to redeem shares sold in cash up to the lesser of $250,000 or 1% of that Portfolio’s net asset value during any 90-day period for any one registered investment adviser.
Payments to Sponsors
     Shares of the Portfolios are only available to “wrap” account clients where Allianz Global Investors Managed Accounts LLC (the “Wrap Program Adviser”), an affiliate of the Distributor, the Adviser and the Sub-Adviser, has entered into an agreement with the wrap account sponsor (the “Sponsor”) or directly with a client. The Wrap Program Adviser may pay Sponsor’s fees in exchange for the Sponsor’s continuing due diligence, analysis, office access, training, operations and systems support and marketing assistance. These fees may be deducted from management fees remitted to the Wrap Program Adviser or billed separately. In lieu of making such payments, the Wrap Program Adviser or its affiliate may agree to pay Sponsors a lump sum payment and/or payment(s) related to specific events such as sponsorship of conferences, seminars or informational meetings or payment for attendance by persons associated with the Sponsors at conferences, seminars or informational meetings. In some cases, these payments may be based on assets in the wrap accounts or new assets added to those accounts, and may or may not be documented in advisory agreements between the Wrap Program Adviser and the Sponsor. In addition, some Sponsors receive payments from the Wrap Program Adviser for shareholder sub-administrative services. These fees are typically assessed on a per-account basis for those accounts maintained by the Sponsor and/or may be assessed to offset the transfer agency costs of maintaining those accounts that would otherwise be incurred.
     A number of factors will be considered in determining the amount of these payments to Sponsors. On some occasions, such payments may be conditioned upon levels of assets in the wrap accounts and the quality of the Sponsor’s relationship with the Wrap Program Adviser and its affiliates. The level of such payments made to Sponsors will vary from time to time. In general, the payments by the Wrap Program Adviser to Sponsors are material relative to the wrap account financial compensation received by Sponsors on wrap account assets invested in the Portfolios. If Sponsors and financial advisers receive payments or other incentives in differing amounts, they may have financial incentives for recommending a particular investor adviser or investment medium for wrap accounts. You should consult your financial adviser and review carefully any disclosure by the Sponsor of your wrap account as to compensation received by the Sponsor and your financial adviser.
     Representatives of the Wrap Program Adviser visit financial advisors on a regular basis to educate financial advisors about wrap accounts and the role of the Portfolios in such accounts. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals, to the extent permitted by law.
Certain Ownership of Trust Shares
     As of February 1, 2011, the following person owns of record or is known by the Trust to own beneficially 5% or more of the outstanding shares of the Portfolios:

Series C:

Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of Its Customers 4800 Deer Lake Drive E. Fl. 3 Jacksonville, FL 32246-6484	41.06%

Charles Schwab & Co., Inc. Special Custody Accounts FBO Customers ATTN Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4151	16.12%

Series H:

Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of Its Customers 4800 Deer Lake Drive E. Fl. 3 Jacksonville, FL 32246-6484	71.44%

Allianz Global Investors of America L.P. ATTN Donna Thompson 680 Newport Center Dr. Ste 250 Newport Beach, CA 92660-4046	28.56%

Series M:

Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of Its Customers 4800 Deer Lake Drive E. Fl. 3 Jacksonville, FL 32246-6484	41.62%

Charles Schwab & Co., Inc. Special Custody Accounts FBO Customers ATTN Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4151	15.89%

Series R:

Merrill Lynch Pierce Fenner & Smith Inc for the Sole Benefit of Its Customers 4800 Deer Lake Drive E. Fl. 3 Jacksonville, FL 32246-6484	65.40%

     Persons who own more than 25% of the outstanding shares of beneficial interest of the Portfolio may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act. To the extent a shareholder “controls” the Portfolio, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Portfolio to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders.
     As of February 1, 2011, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than 1 percent of each Portfolio and of the Trust as a whole.
Custodian and Accounting Agent
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian of the assets and accounting agent of each Portfolio.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, MO 64106, serves as the independent registered public accounting firm for the Trust. PricewaterhouseCoopers LLP provides audit services, tax return review and assistance, and consultation in connection with review of SEC filings.
Transfer Agent
Boston Financial Data Services, 330 West 9th Street, Kansas City, MO 64105, serves as the Trust’s transfer agent.

Legal Counsel
Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199-3600 serves as legal counsel to the Trust.
Registration Statement
     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust’s registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.
     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.
Financial Statements
     Audited financial statements for each Portfolio, as of October 31, 2010, for the fiscal year then ended, including notes thereto, and the report of PricewaterhouseCoopers LLP thereon, dated December 23, 2010, are incorporated by reference to the Trust’s October 31, 2010 Annual Report, filed electronically with the SEC on January 6, 2011 (Accession No. 0000950123-11-001129).

APPENDIX A
ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST (THE “TRUST”)

PROXY VOTING POLICY

1.	It is the policy of the Trust that proxies should be voted in the interest of the shareholders of the appropriate series, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the series and analyzing the performance of the series’ securities are in the best position and have the information necessary to vote proxies in the best interests of the series and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the series, on the other. Accordingly, the Trust’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the series.

2.	The Trust, for each series advised by Allianz Global Investors Fund Management LLC (“AGIFM”), delegates the responsibility for voting proxies to AGIFM, which will in turn delegate such responsibility to the sub-adviser of the particular series. AGIFM’s Proxy Voting Policy Summary is attached as Appendix A-1 hereto. Summary of the detailed proxy voting policy of the Trust’s current sub-adviser is set forth in Appendix A-2 attached hereto. Such summaries may be revised from time to time to reflect changes to the sub-advisers’ detailed proxy voting policies.

3.	The party voting the proxies (i.e., the sub-adviser) shall vote such proxies in accordance with such party’s proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a series of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trust’s regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 17 of Form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trust’s Chief Compliance Officer.

6.	This Proxy Voting Policy Statement, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser to the Trust with proxy voting authority for a series and how a series voted proxies relating to portfolio securities held during the most recent twelve month period ending June 30, shall be made available (i) without charge, upon request, by calling 1-800-462-9727; (ii) on the Trust’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. In addition, to the extent required by applicable law or determined by the Trust’s Chief Compliance Officer or Board of Trustees, the Proxy Voting Policy Summary of AGIFM and summaries of the detailed proxy voting policies of each sub-adviser with proxy voting authority shall also be included in the Trust’s SAI.

Appendix A-1
ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC (“AGIFM”)

PROXY VOTING POLICY SUMMARY

1.	It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable series, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the series and analyzing the performance of the series’ securities are in the best position and have the information necessary to vote proxies in the best interests of the series and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the series, on the other. Accordingly, AGIFM’s policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the series.

2.	AGIFM, for each series of Allianz Global Investors Managed Accounts Trust (the “Trust”) for which it acts as investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective series.

3.	The party voting proxies (i.e., the sub-adviser or portfolio manager) will vote the proxies in accordance with their proxy voting policies and, to the extent consistent with their policies, may rely on information and/or recommendations supplied by others.

4.	AGIFM and each sub-adviser of a series will deliver a copy of their respective proxy voting policies and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policies.

5.	The party voting the proxy will: (i) maintain such records and provide such voting information as is required for the Trust’s regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 17 of form N-1A; and (ii) will provide additional information as may be requested, from time to time, by the Trust’s Board or chief compliance officer.

6.	Summaries of the proxy voting policies for AGIFM and each sub-adviser of a series advised by AGIFM and how each series voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 will be available (i) without charge, upon request, by calling 1-800-462-9727; (ii) on the Allianz Global Investors Distributors Web site at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. In addition, to the extent required by applicable law or determined by the relevant series’ board of trustees or chief compliance officer, summaries of the detailed proxy voting policies of AGIFM, each sub-adviser and each other entity with proxy voting authority for a series advised by AGIFM shall also be included in the SAI for the relevant series.

Appendix A-2
Pacific Investment Management Company LLC (“PIMCO”)

Description of Proxy Voting Policy and Procedures
PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. The Proxy Policy applies generally to voting and/or consent rights of PIMCO, on behalf of each Fund, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders.
PIMCO exercises voting and consent rights directly with respect to debt securities held by a Fund. PIMCO considers each proposal regarding a debt security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.
PIMCO may determine not to vote a proxy for a debt security if: (1) the effect on the applicable Fund’s economic interests or the value of the portfolio holding is insignificant in relation to the Fund’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable Fund, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.
For all debt security proxies, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the applicable Fund or between the Fund and another Fund or PIMCO-advised account. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the applicable Fund, as provided by the Proxy Policy. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a Fund, the Proxy Policy permits PIMCO to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Conflicts Committee with respect to specific types of conflicts. With respect to material conflicts of interest between a Fund and one or more other Funds or PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between two Funds or accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with each Fund’s or account’s best interests if the conflict exists between Funds or accounts managed by different portfolio managers.

APPENDIX B
Procedures for Shareholders to Submit Nominee Candidates
A shareholder of a Portfolio must follow the following procedures in order to submit properly a nominee recommendation for the Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to a Portfolio, to the attention of the Secretary, at the address of the principal executive offices of the Portfolio. Once each quarter, if any Shareholder Recommendations have been received by the Secretary during the quarter, the Secretary will inform the Committee of the new Shareholder Recommendations. Because the Portfolio does not hold annual or other regular meetings of shareholders for the purpose of electing Directors/Trustees, the Committee will accept Shareholder Recommendations on a continuous basis.

2.	All Shareholder Recommendations properly submitted to a Portfolio will be held by the Secretary until such time as (i) the Committee convenes to consider candidates to fill Board vacancies or newly created Board positions (a “Director/Trustee Consideration Meeting”) or (ii) the Committee instructs the Secretary to discard a Shareholder Recommendation following a Director/Trustee Consideration Meeting or an Interim Evaluation (as defined below).

3.	At a Director/Trustee Consideration Meeting, the Committee will consider each Shareholder Recommendation then held by the Secretary. Following a Director/Trustee Consideration Meeting, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

4.	A Committee may, in its discretion and at any time, convene to conduct an evaluation of validly submitted Shareholder Recommendations (each such meeting, an “Interim Evaluation”) for the purpose of determining which Shareholder Recommendations will be considered at the next Director/Trustee Consideration Meeting. Following an Interim Evaluation, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

5.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the number of shares of (and class) of the Portfolio(s) owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with the election of Directors/Trustees or Directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Portfolio (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Portfolio to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director/Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Portfolio’s books; (iv) the number of shares of (and class) of the Portfolio(s) owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board or to satisfy applicable law.

PART C. OTHER INFORMATION
Item 28. Exhibits
The letter of each exhibit relates to the exhibit designation in Form N-1A:

(a)	(i) Amended and Restated Agreement and Declaration of Trust, dated April 10, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(ii) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust, dated November 20, 2003, adding Allianz Dresdner Daily Asset Fund as a Series of the Trust, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

(iii) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust, adding FISH: Series R as a Series of the Trust, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporated herein by reference.

(iv) Amendment No. 3 to Amended and Restated Agreement and Declaration of Trust, adding FISH: Series H as a Series of the Trust, previously filed with Post-Effective Amendment No. 19 on March 22, 2007 and incorporated herein by reference.

(v) Second Amended and Restated Agreement and Declaration of Trust, dated October 31, 2008; previously filed with Post-Effective Amendment No. 21 on December 29, 2008 and incorporated herein by reference.

(vi) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust, dated January 15, 2009, removing Allianz Dresdner Daily Asset Fund as a Series of the Trust, previously filed with Post-Effective Amendment No. 22 on February 27, 2009 and incorporated herein by reference.

(vii) Third Amended and Restated Agreement and Declaration of Trust, dated June 26, 2009; previously filed with Post-Effective Amendment No. 25 on July 31, 2009 and incorporated herein by reference.

(b)	Amended and Restated By-Laws, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(c)	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Agreement and Declaration of Trust, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(d)	(i) Investment Advisory Agreement between the Trust and PIMCO Advisors L.P., dated March 16, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(ii) Novation of Investment Advisory Agreement by and among the Trust, Allianz Dresdner Asset Management of America L.P. (f/k/a PIMCO Advisors L.P.) and PIMCO Funds Advisors LLC (f/k/a PIMCO Funds Advisors LLC), dated February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

(iii) Addendum to Investment Advisory Agreement between the Trust and PIMCO Advisors Fund Management LLC to add FISH: Series R, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporated herein by reference.

(iv) Addendum to Investment Advisory Agreement between the Trust and Allianz Global Investors Fund Management LLC (formerly PIMCO Funds Advisors LLC) to add FISH: Series H, previously filed with Post-Effective Amendment No. 19 on March 22, 2007 and incorporated herein by reference.

(v) Portfolio Management Agreement between Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and Pacific Investment Management Company, dated as of March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001, and incorporated herein by reference.

(vi) Novation of Portfolio Management Agreement by and among Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), PIMCO Funds Advisors LLC and Pacific Investment Management Company LLC, dated as of February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

3

(vii) Addendum to Portfolio Management Agreement between PIMCO Advisors Fund Management and Pacific Investment Management Company to add FISH: Series R, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporated herein by reference.

(viii) Form of Investment Advisory Agreement between Dresdner Advisors LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

(ix) Addendum to Portfolio Management Agreement between Allianz Global Investors Fund Management LLC (formerly PIMCO Funds Advisors LLC) and Pacific Investment Management Company to add FISH: Series H, previously filed with Post-Effective Amendment No. 19 on March 22, 2007 and incorporated herein by reference.

(x) Addendum to Investment Advisory Agreement between the Trust and Allianz Global Investors Fund Management LLC, dated as of August 3, 2009, to add Equity Shares: Series I; previously filed with Post-Effective Amendment No. 25 on July 31, 2009 and incorporated herein by reference.

(xi) Sub-Advisory Agreement between Allianz Global Investors Fund Management LLC and RCM Capital Management LLC, dated as of August 3, 2009, for Equity Shares: Series I; previously filed with Post-Effective Amendment No. 25 on July 31, 2009 and incorporated herein by reference.

(xii) Portfolio Management Agreement between RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, dated as of August 3, 2009, for Equity Shares: Series I; previously filed with Post-Effective Amendment No. 25 on July 31, 2009 and incorporated herein by reference.

(e)	(i) Distribution Contract between the Trust and PIMCO Advisors Distributors LLC (formerly known as PIMCO Funds Distributors LLC), dated as of March 15, 2000, previously filed with Post-Effective Amendment No 2 on February 27, 2001 and incorporated herein by reference.

(ii) Supplement to Distribution Contract between the Trust and PIMCO Advisors Distributors LLC to add FISH: Series R, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporated herein by reference.

(iii) Form of Distribution Contract between the Trust and PIMCO Advisors Distributors LLC relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

(iv) Supplement to Distribution Contract between the Trust and Allianz Global Investors Distributors LLC to add FISH: Series H, previously filed with Post-Effective Amendment No. 19 on March 22, 2007 and incorporated herein by reference.

(v) Supplement to Distribution Contract between the Trust and Allianz Global Investors Distributors LLC to add Equity Shares: Series I; previously filed with Post -Effective Amendment No. 25 on July 31, 2009 and incorporated herein by reference.

(f)	Not applicable.

(g)	(i) Form of Custody and Investment Accounting Agreement between State Street Bank and Trust Company and the Trust, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporated herein by reference.

(ii) Form of Custody and Investment Accounting Agreement between State Street Bank and Trust Company and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 10 on February 27, 2004 and incorporated herein by reference.

(iii) Foreign Securities Depositories Delegation Agreement, dated August 3, 2009, between Allianz Global Investors Fund Management LLC, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, and accepted and agreed to by the Trust for Equity Shares: Series I; previously filed with Post-Effective Amendment No. 25 on July 31, 2009 and incorporated herein by reference.

4

(h)	(i) Administration Agreement between the Trust and PIMCO Advisory Services, dated March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(ii) Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC), dated as of February 26, 2002, previously filed with Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

(iii) Addendum to the Administration Agreement between the Trust and PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC) to add FISH: Series R, previously filed with Post-Effective Amendment No. 12 and incorporated herein by reference.

(iv) Form of Administration Agreement between PIMCO Advisors Fund Management LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

(v) Addendum to the Administration Agreement between the Trust and Allianz Global Investors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC) to add FISH: Series H, previously filed with Post-Effective Amendment No. 19 on March 22, 2007 and incorporated herein by reference.

(vi) Addendum to the Administration Agreement between the Trust and Allianz Global Investors Fund Management LLC to add Equity Shares: Series I; previously filed with Post-Effective Amendment No. 25 on July 31, 2009 and incorporated herein by reference.

(vii) Transfer Agency and Service Agreement between PIMCO Advisors Fund Management LLC (f/k/a PIMCO Advisors L.P.) and State Street Bank and Trust Company, dated as of September 15, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(viii) Form of Transfer Agency and Service Agreement between Boston Financial Data Services and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 11 on March 23, 2004 and incorporated herein by reference.

(ix) Form of Notification of Obligation to Reimburse Certain Fund Expenses in connection with the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

(x) Amendment to Transfer Agency and Service Agreement between Allianz Global Investors Fund Management LLC and State Street Bank and Trust Company, previously filed with Post-Effective Amendment No. 27 on February 26, 2010 and incorporated herein by reference.

(i)	(i) Opinion and Consent of Counsel relating to FISH: Series C and FISH Series: M— incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement, previously filed with the SEC on March 17, 2000 and incorporated herein by reference.

(ii) Opinion and Consent of Counsel relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

(iii) Opinion and Consent of Counsel relating to Fish: Series R, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporated herein by reference.

(iv) Opinion and Consent of Counsel relating to FISH: Series H, previously filed with Post-Effective Amendment No. 19 on March 22, 2007 and incorporated herein by reference.

(v) Opinion and Consent of Counsel relating to Equity Shares: Series I; previously filed with Post-Effective Amendment No. 25 on July 31, 2009 and incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm.*

5

(k)	Not applicable.

(l)	Initial Capital Agreement, dated March 16, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(m)	Not applicable.

(n)	Not applicable.

(o)	Reserved

(p)	(i) Amended and Restated Code of Ethics-Fixed Income Shares, previously filed with Post-Effective Amendment No. 21 on February 28, 2008 and incorporated herein by reference.

(ii) Code of Ethics- Pacific Investment Management Company LLC previously filed with Post-Effective Amendment No. 98 to the Registration Statement of PIMCO Funds (Reg. No. 33-12113) on March 16, 2005, and incorporated herein by reference.

(iii) Code of Ethics-Allianz Global Investors Distributors LLC (formerly known as PIMCO Advisors Distributors LLC), previously filed with Post-Effective Amendment No. 98 to the Registration Statement of PIMCO Funds (Reg. No. 33-12113) on March 16, 2005, and incorporated herein by reference.

(iv) Code of Ethics-Allianz Global Investors of America L.P. and its affiliated subsidiaries including Allianz Global Investors Fund Management LLC, previously filed with Post-Effective Amendment No. 21 on February 28, 2008 and incorporated herein by reference.

(v) Code of Ethics-RCM Capital Management LLC Allianz Global Investors of America L.P. and its affiliated subsidiaries; previously filed with Post-Effective Amendment No. 25 on July 31, 2009 and incorporated herein by reference.

(vi) Code of Ethics-Allianz Global Investors Advisory GmbH and its affiliated subsidiaries; previously filed with Post-Effective Amendment No. 25 on July 31, 2009 and incorporated herein by reference.
(q)	(1)	Power of Attorney for Paul Belica and Robert E. Connor, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(q)	(2)	Power of Attorney for William B. Ogden, IV, John C. Maney, John J. Dalessandro II, Hans W. Kertess and R. Peter Sullivan III, previously filed with Post-Effective Amendment No. 17 on February 28, 2007 and incorporated herein by reference.

(q)	(3)	Power of Attorney for Bradford K. Gallagher, James A. Jacobson and Alan Rappaport.*

*	Filed herewith
Item 29. Persons Controlled by or Under Common Control with Registrant.
     Not applicable.
Item 30. Indemnification.
     Reference is made to Article VIII, Section 1, of the Registrant’s Third Amended and Restated Agreement and Declaration of Trust, which was previously filed with Post-Effective Amendment No. 25 on July 31, 2009 and is incorporated herein by reference.
     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Third Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such

6

trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser and Fund Managers.
     See “Management of the Fund” in the Prospectuses (for Fixed Income SHares: Series C, Fixed Income SHares: Series M, Fixed Income SHares: Series R, Fixed Income SHares: Series H and Equity Shares: Series I) and “Management of the Trust” in the Statements of Additional Information regarding the business of the investment adviser of the relevant series of the Trust. Set forth below is information as to the business, profession, vocation or employment of a substantial nature of each of the officer and directors of the each investment adviser of the Trust and the subadviser.
     The information relating to Allianz Global Investors Fund Management LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.
     The information relating to the sub-adviser, Pacific Investment Management Company LLC, is incorporated by reference to its Form ADV previously filed electronically on the IARD system. The information relating to the sub-advisers, RCM Capital Management LLC and Allianz Global Investors Advisory GmbH, is incorporated by reference to their Forms ADV previously filed electronically on the IARD system.
Item 32. Principal Underwriters.
Principal Underwriters.
(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of shares for the Registrant and also for Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds. The Distributor is an affiliate of Allianz Global Investors Fund Management LLC, the investment adviser and administrator of Series C, Series M, Series R, Series H and Equity Shares: Series I of the Registrant.

(b)

Positions
Name and Principal	Positions and Offices with	and Offices
Business Address**	Principal Underwriter	with Registrant
Brian Gaffney	Managing Director and Chief Executive Officer	None
John Carroll	Managing Director and Chief Operating Officer	None
David B. Jobson	Managing Director	None
Michael J. Puntoriero	Managing Director	None
Robert J. Rokose	Managing Director	None
Peter L. Slattery	Managing Director	None
Keith C. Wagner	Managing Director	None
Andrew J. Wilmot	Managing Director	None
William V. Healey	Executive Vice President, Chief Legal Officer and Secretary	None
Kristina S. Hooper	Executive Vice President	None
Joseph S. Quirk	Executive Vice President	None
Colleen Martin	Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller	None
Richard Kirk	Senior Vice President, Associate General Counsel	None
Vinh T. Nguyen	Senior Vice President and Treasurer	None
Colin C. Aymond	Senior Vice President	None
Michael Brannan	Senior Vice President	None
Matthew Brown	Senior Vice President	None
Frederick Bruce	Senior Vice President	None
Bryce B. Bulman	Senior Vice President	None
Martin J. Burke	Senior Vice President	None
Richard E. Callinan	Senior Vice President	None
John T. Cardillo	Senior Vice President	None
Catherine M. Carroll	Senior Vice President	None
Christopher A. Casenhiser	Senior Vice President	None
Brent Cooper	Senior Vice President	None
Ira W. Cox	Senior Vice President	None
Stephen J. Dane	Senior Vice President	None
Paul DeNicolo	Senior Vice President	None

7

Positions
Name and Principal	Positions and Offices with	and Offices
Business Address**	Principal Underwriter	with Registrant
Eric D. Downing	Senior Vice President	None
Joseph F. Eleccion	Senior Vice President	None
Jonathan P. Fessel	Senior Vice President	None
Megan L. Frank	Senior Vice President	None
Michael J. Gallagher	Senior Vice President	None
Joe Gengo	Senior Vice President	None
James T. Funaro	Senior Vice President — Tax Matters	None
Ronald H. Gray	Senior Vice President	None
Dan Hally	Senior Vice President	None
John A. Harrington	Senior Vice President	None
Jonathan C. Hart	Senior Vice President	None
James T. Hartnett	Senior Vice President	None
Timothy J. Higgins	Senior Vice President	None
John Hussey	Senior Vice President	None
Dustin Kanode	Senior Vice President	None
Matthew T. Kobata	Senior Vice President	None
Leslie S. Kravetzky	Senior Vice President	None
Stephen Laut	Senior Vice President	None
Robert J. Lewis	Senior Vice President	None
James F. Lyons	Senior Vice President	None
Andy Maloney	Senior Vice President	None
Gerald P. Marino	Senior Vice President	None
Ann H. McAdams	Senior Vice President	None
Peter J. McCarthy	Senior Vice President	None
Wayne Meyer	Senior Vice President	None
Heiko Mildner	Senior Vice President	None
Fiora Moyer	Senior Vice President	None
George Murphy	Senior Vice President	None
Gregory J. Murphy	Senior Vice President	None
Kerry A. Murphy	Senior Vice President	None
Paul R. Nickodemus	Senior Vice President	None
Jeffrey P. Nizzardo	Senior Vice President	None
Kelly Orr	Senior Vice President	None
Henry W. Orvin	Senior Vice President	None
Ralph A. Peluso	Senior Vice President	None
Glynne Pisapia	Senior Vice President	None
Greg H. Poplarski	Senior Vice President	None
Peter M. Prinstein	Senior Vice President	None
Jennifer Quigley	Senior Vice President	None
James M. Rankin	Senior Vice President	None
Joni H. Rheingold	Senior Vice President	None
Frank J. Riccio	Senior Vice President	None
James Scott Rose	Senior Vice President	None
Jeffrey W. Rosser	Senior Vice President	None
Thomas H. Scanlan	Senior Vice President	None
Timothy Schival	Senior Vice President	None
Kevin M. Shanley	Senior Vice President	None
Frank E. Siemon Jr.	Senior Vice President	None
Christopher T. Simutis	Senior Vice President	None
Ernesto Small	Senior Vice President	None
Eugene Smith	Senior Vice President	None
Jeffrey Smith	Senior Vice President	None
Robert Marty Smith	Senior Vice President	None
Linda M. Sorensen	Senior Vice President	None
John J. Stergio	Senior Vice President	None
Steven R. Storlie	Senior Vice President	None
Kathleen C. Thompson	Senior Vice President	None
Barrie L. Tiedemann Jr.	Senior Vice President	None
William T. Toner	Senior Vice President	None
Richard Triolo	Senior Vice President	None

8

Positions
Name and Principal	Positions and Offices with	and Offices
Business Address**	Principal Underwriter	with Registrant
Brenda C. Warkow	Senior Vice President	None
Steve J. Welker	Senior Vice President	None
Scott Whitehouse	Senior Vice President	None
Nicholas K. Willett	Senior Vice President	None
Ronald W. Wilson	Senior Vice President	None
Michael L. Anders	Vice President	None
Jill L. Aronovitz	Vice President	None
Todd M. Barney	Vice President	None
Jennifer A. Brenes	Vice President	None
Deborah Brennan	Vice President	None
Kevin W. Clark	Vice President	None
Rosemary T. Conlon	Vice President	None
Lucianne DeCicco	Vice President	None
Thomas W. Donnelly	Vice President	None
Martha Douvogiannis	Vice President	None
James C. Farrell	Vice President	None
Jason Feinman	Vice President	None
Christopher D. Francis	Vice President	None
Linda S. Galsim	Vice President	None
Scott B. Goodside	Vice President	None
Mark R. Hathaway	Vice President	None
Steve Howell	Vice President	None
Bryan Knaus	Vice President	None
Robert Levy	Vice President	None
Scott Lindsay	Vice President	None
Michael R. Lynch	Vice President	None
Troy C. Maag	Vice President	None
John Maher	Vice President	None
Sean P. Maher	Vice President	None
Joseph P. Minnix	Vice President	None
Todd C. Monastero	Vice President	None
John F. Moxon	Vice President	None
Ryan T. Muller	Vice President	None
Debra C. Ohstrom	Vice President	None
Josh Orth	Vice President	None
Bijal Patel	Vice President	None
Shohil A. Patel	Vice President	None
Shivaun Prendergast	Vice President	None
Andrew Revell	Vice President	None
Julie Rial	Vice President	None
Francis N. Ridolfo	Vice President	None
John Rotondi	Vice President and Chief Compliance Officer	None
Joseph Scull	Vice President	None
Raad Taha	Vice President	None
Sophie Wang	Vice President	None
Austin A. Weichbrodt	Vice President	None
Kevin D. Willbrand	Vice President	None
Justin R. Wingate	Vice President	None
Kellie E. Davidson	Assistant Secretary	None

**	Principal business address for all individuals listed is 1345 Avenue of the Americas, New York, NY 10105 or 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660.

(c)	The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

9

Item 33. Location of Accounts and Records.
     The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.
Item 34. Management Services.
Not applicable.
Item 35. Undertakings.
Not applicable.

10

NOTICE
     A copy of the Third Amended and Restated Agreement and Declaration of Trust of Allianz Global Investors Managed Accounts Trust (formerly known as Fixed Income SHares) (the “Trust”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

11

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 28 (the “Amendment”) to its registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 28th day of February, 2011.

ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST (formerly known as Fixed Income SHares)
By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, the Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Name and Signature	Capacity	Date

/s/ Brian S. Shlissel	President and Chief Executive Officer	February 28, 2011
Brian S. Shlissel	(principal executive officer)

/s/ Lawrence G. Altadonna Lawrence G. Altadonna	Treasurer and Principal Financial & Accounting Officer (principal financial officer and principal accounting officer)	February 28, 2011

Paul Belica* Paul Belica	Trustee	February 28, 2011

Bradford K. Gallagher* Bradford K. Gallagher	Trustee	February 28, 2011

James A. Jacobson* James A. Jacobson	Trustee	February 28, 2011

Hans W. Kertess* Hans W. Kertess	Trustee	February 28, 2011

William B. Ogden, IV* William B. Ogden, IV	Trustee	February 28, 2011

Alan Rappaport* Alan Rappaport	Trustee	February 28, 2011

John C. Maney* John C. Maney	Trustee	February 28, 2011

*By:	/s/ Brian S. Shlissel
Brian S. Shlissel, Attorney-in-Fact by
Power of Attorney previously filed Date: February 28, 2011

12

EXHIBIT INDEX

(j)	Consent of Independent Registered Public Accounting Firm.

(q) (3)	Power of Attorney for Bradford K. Gallagher, James A. Jacobson and Alan Rappaport.

13